Registration Nos. 333-21975

811-08057

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 22 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT E

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 29, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 22, 2013.

VARIABLE ANNUITY PROSPECTUS April 29, 2013	Securities Act of 1933 File No. 333-21975

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling 1-800-221-3253 or by visiting our website at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	RS Variable Products Trust
–	RS Large Cap Alpha VIP Series
–	RS S&P 500 Index VIP Series
–	RS High Yield VIP Series
–	RS Low Duration Bond VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Money Market VIP Series
–	RS International Growth VIP Series
–	RS Emerging Markets VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise (formerly known as Invesco Van Kampen V.I. American Franchise Fund)
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Utilities Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund (formerly known as Invesco Van Kampen V.I. Growth and Income Fund)
•	AllianceBernstein Variable Product Series Fund, Inc. (Class B)
–	AllianceBernstein VPS Global Thematic Growth Portfolio
–	AllianceBernstein VPS Growth and Income Portfolio
–	AllianceBernstein VPS Large Cap Growth Portfolio
–	AllianceBernstein VPS Value Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth Securities Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Aspen Series (Institutional Shares)
–	Janus Aspen Forty Portfolio
–	Janus Aspen Janus Portfolio
–	Janus Aspen Enterprise Portfolio
–	Janus Global Research Portfolio (prior to May 1, 2013 known as Janus Aspen Worldwide Portfolio)
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Research Bond Series
–	MFS Total Return Series
•	The Prudential Series Fund, Inc
–	Jennison Portfolio (Class II)
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 63 of this prospectus.

The Statement of Additional Information, which is also dated April 29, 2013, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments based on the accumulation value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 40 investment divisions, corresponding to 40 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Variable annuity payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,SM the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant’s death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payment to age 100 or the Payments for a period certain annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.41% to 1.27% in 2012, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.05% annually of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20% or 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

2	PROSPECTUS	SUMMARY

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	7% declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options.

EXPENSE TABLES	PROSPECTUS	3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB LB and EB	Contracts with any one of CAEDB LB or EB	Contracts with any two of CAEDB LB and EB	Contracts with CAEDB LB and EB
Mortality & Expense Risk Charge	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Charges for Additional Riders
7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%
Contract Anniversary Enhanced Death Benefit (CAEDB)
Living Benefit (LB)}	0.00%	0.00%	0.25%	0.50%	0.25%	0.50%	0.75%
Earnings Benefit (EB)
Subtotal Other Separate Account Fees	0.20%	0.40%	0.65%	0.90%	0.45%	0.70%	0.95%
Total Separate Account Level Annual Expenses	1.25%	1.45%	1.70%	1.95%	1.50%	1.75%	2.00%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.41%	1.27%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2012. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

4	PROSPECTUS	EXPENSE TABLES

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

Time Periods

1 year	3 years	5 years	10 years
(a) $1,078	(a) $1,648	(a) $2,234	(a) $3,980
(b) $ 988	(b) $1,380	(b) $1,795	(b) $3,138

Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $378	(a) $1,148	(a) $1,934	(a) $3,980
(b) $288	(b) $ 880	(b) $1,495	(b) $3,138

Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $1,000	(a) $1,415	(a) $1,852	(a) $3,250
(b) $ 909	(b) $1,143	(b) $1,399	(b) $2,342

Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $300	(a) $915	(a) $1,552	(a) $3,250
(b) $209	(b) $643	(b) $1,099	(b) $2,342

A table of accumulation unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $12.3 billion as of December 31, 2012. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2012, Guardian Life had total admitted assets (Statutory basis) in excess of $37.5 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

6	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	7

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day in good order.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 40 investment divisions, corresponding to the 40 Funds available to you. The performance of each division is based on the Fund in which it invests.

8	PROSPECTUS	ACCUMULATION PERIOD

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets between investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 40 variable investment options or 19 of the variable investment options and the fixed-rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the 40 variable investment options or 19 of the variable investment options and the fixed-rate option at any time.

ACCUMULATION PERIOD	PROSPECTUS	9

Variable investment options

Funds	Investment objectives	Typical investments

RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $1.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies	Normally invests at least 95% of its net assets in common stocks of companies included in the S&P 500 Index.
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital	Invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies. (Normally invests at least 80% of its net assets in debt securities).
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital	Normally invests in U.S. dollar-denominated high-quality, short-term instruments.
RS International Growth VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by companies domiciled outside of the U.S. The Fund does not usually focus its investments in a particular industry or country.
RS Emerging Markets VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets insecurities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

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Variable investment options

Funds	Investment objectives	Typical investments
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.
Invesco V.I. American Franchise Fund	Long-term growth of capital	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.
Invesco V.I. Core Equity Fund	Long-term growth of capital	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in equity securities.
Invesco V.I. Government Securities Fund (Series I)	Total return, comprised of current income and capital appreciation	Debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities.
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation	Debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities.
Invesco V.I. Utilities Fund	Long-term growth of capital and secondarily, current income	Equity securities of issuers engaged primarily in utilities-related industries.
Invesco V.I. Growth and Income Fund	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities.
AllianceBernstein VPS Global Thematic Growth Portfolio	Long-term growth of capital	The Portfolio pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation. The Portfolio invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk.
AllianceBernstein VPS Growth and Income Portfolio	Long-term growth of capital	The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued, focusing on dividend-paying securities.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options

Funds	Investment objectives	Typical investments
AllianceBernstein VPS Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies. The Adviser tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects.
AllianceBernstein VPS Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.
Davis Financial Portfolio	Long-term growth of capital	The Fund invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).
Davis Real Estate Portfolio	Total return through a combination of growth and income

The Fund invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).

Davis Value Portfolio	Long-term growth of capital

The Fund invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).

Fidelity VIP Contrafund® Portfolio	The Fund seeks long-term capital appreciation	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the Fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

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Variable investment options

Funds	Investment objectives	Typical investments
Fidelity VIP Equity-Income Portfolio	The Fund seeks reasonable income. The Fund will also considers potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index®	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Growth Opportunities Portfolio	The Fund seeks to provide capital growth	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Mid Cap Portfolio	The Fund seeks long-term growth of capital	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Templeton Growth Securities Fund	Seeks long-term capital growth	Under normal market conditions, the Fund invests predominately in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options

Funds	Investment objectives	Typical investments
Janus Aspen Forty Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth companies.
Janus Aspen Janus Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.
Janus Aspen Enterprise Portfolio	Seeks long-term growth of capital	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company.
Janus Aspen Global Research Portfolio	Seeks long-term growth of capital

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.

Jennison Portfolio	Long-term growth of capital	Equity and equity-related securities of major, established corporations believed to have above average growth prospects.
MFS® Growth Series	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
MFS® Investors Trust Series	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size.

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Variable investment options

Funds	Investment objectives	Typical investments
MFS® New Discovery Series	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Generally focuses on companies with small capitalizations, but may invest in companies of any size.
MFS® Research Series	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the Fund. MFS allocates the Fund’s assets to analysts by broad market sectors.
MFS® Total Return Series	Seeks total return	The Fund invests in a combination of equity securities and debt instruments. The Fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.
Value Line Centurion Fund	Long-term growth of capital	U.S common stocks with selections based on the Value Line Timeliness™ Ranking System.
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks, bonds and money market instruments.

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, RS Investment Management, Invesco Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Prudential Investments, Alliance Capital Management LP and Templeton Global Advisers Limited. This compensation ranges from .10% to .40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from Invesco, AllianceBernstein, Fidelity, Franklin Templeton, Prudential Investments and Value Line. Currently, the amount of 12b-1 fees ranges from .10% to ..25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, for the funds. We may profit from these payments.

ACCUMULATION PERIOD	PROSPECTUS	15

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Investment advisers

Funds	Investment advisor and principal business address
RS Large Cap Alpha VIP Series RS Small Cap Growth Equity VIP Series RS Emerging Markets VIP Series	RS Investment Management Co. LLC 388 Market Street, Suite 1700 San Francisco, California 94111
RS S&P 500 Index VIP Series RS High Yield VIP Series RS Low Duration Bond VIP Series RS Investment Quality Bond VIP Series RS Money Market VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, California 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS International Growth VIP Series

RS Investment Management Co. LLC (Adviser)

388 Market Street

San Francisco, California 94111

Guardian Baillie Gifford Limited (Sub-adviser)

Baillie Gifford Overseas Limited (Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN Scotland

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Utilities Fund

Invesco V.I. Government Securities Fund (Series I)

Invesco V.I. Government Securities Fund (Series II)

Invesco V.I. Growth and Income Fund

Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, Georgia 30309
AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS Large Cap Growth Portfolio AllianceBernstein VPS Value Portfolio	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
Davis Financial Portfolio Davis Real Estate Portfolio Davis Value Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 Davis Selected Advisers – NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756

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Investment advisers

Funds	Investment advisor and principal business address
Fidelity VIP Contrafund® Portfolio Fidelity VIP Equity-Income Portfolio Fidelity VIP Growth Opportunities Portfolio Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Templeton Growth Securities Fund	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Janus Aspen Forty Portfolio Janus Aspen Janus Portfolio Janus Aspen Enterprise Portfolio Janus Aspen Global Research Portfolio	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Jennison Portfolio	Prudential Investments LLC 100 Mulberry Street, Gateway Center 3 Newark, New Jersey 07102 Jennison Associates, LLC 466 Lexington Avenue New York, New York 10017
MFS Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Research Series MFS Total Return Series	Massachusetts Financial Services Company (“MFS”) 111 Huntington Avenue Boston, Massachusetts 02116
Value Line Centurion Fund Value Line Strategic Asset Management Trust	EULAV Asset Management, LLC (EULAV) 7 Times Square, 21st floor, 42nd Street New York, New York 10036

ACCUMULATION PERIOD	PROSPECTUS	17

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

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FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

Fixed-rate option

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ACCUMULATION PERIOD	PROSPECTUS	19

Transfers

You generally can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	$10,000, or

–	the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. Your telephone transfer instructions will be

20	PROSPECTUS	ACCUMULATION PERIOD

considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any

ACCUMULATION PERIOD	PROSPECTUS	21

restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should

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describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies of that fund.

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

ACCUMULATION PERIOD	PROSPECTUS	23

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

•	If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

•	You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may

24	PROSPECTUS	ACCUMULATION PERIOD

have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the RS Money Market VIP Series investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required RS Money Market VIP Series or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

ACCUMULATION PERIOD	PROSPECTUS	25

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Money Market VIP Series investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

26	PROSPECTUS	ACCUMULATION PERIOD

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the Automated Alert program. However, we reserve the right to limit the frequency of Automated Alerts or to impose a charge for Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us so provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	27

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the annuity commencement date when your contract is converted to a stream of annuity payments. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

If your annuity commencement date is on or before the 22nd of the month, your annuity payments will be processed on the 22nd of the same month. If your Annuity Commencement Date is after the 22nd of the month, your annuity payments will be processed on the 22nd of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available under that option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose, and

•	the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

28	PROSPECTUS	ANNUITY PERIOD

•	We may change the schedule of installment payments to avoid payments of less than $20.

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

On the annuity commencement date, you may elect to restrict certain rights any beneficiary may have under the contract in the event that the contractowner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

ANNUITY PERIOD	PROSPECTUS	29

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

•	change the annuity payout option in effect at the time of the death of the contractowner and/or annuitant.

We must receive written notice in good order prior to the annuity commencement date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated.

Variable Annuity Payout Options

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s age when annuity

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payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was waived:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

ANNUITY PERIOD	PROSPECTUS	31

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

Fixed-Rate Annuity Payout Options

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

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OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining

ANNUITY PERIOD	PROSPECTUS	33

annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

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If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	35

OTHER CONTRACT FEATURES

Death benefits

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 75 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to

36	PROSPECTUS	OTHER CONTRACT FEATURES

the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to the RS Money Market VIP Series investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on

the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners, and

•	one but not both joint owners dies before annuity payments begin;

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

OTHER CONTRACT FEATURES	PROSPECTUS	37

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit the RS Money Market VIP Series variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

38	PROSPECTUS	OTHER CONTRACT FEATURES

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the accumulation value of the contract at the end of the reset date immediately preceding the annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest accumulation value of the contract on any contract anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that contract anniversary
–	minus any partial withdrawals after that contract anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses – Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the annuitant’s 85th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

OTHER CONTRACT FEATURES	PROSPECTUS	39

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant’s death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the annuitant’s death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death

40	PROSPECTUS	OTHER CONTRACT FEATURES

benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to the RS Money Market VIP Series variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•

The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any net premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the accumulation value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount, (including any deferred sales charges and annuity taxes)
the accumulation value of your contract prior to withdrawal.

OTHER CONTRACT FEATURES	PROSPECTUS	41

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the annuitant’s 90th birthday

•	the date annuity payments begin

•	the date we receive a written termination request from you

•	the date of the annuitant’s death unless you are the annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider, and

•	the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•

We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	RS Money Market VIP Series, RS Low Duration Bond VIP Series or The Fixed-Rate Option

40% –	RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund or The Fixed-Rate Option.

42	PROSPECTUS	OTHER CONTRACT FEATURES

40% –

RS Large Cap Alpha VIP Series, RS S&P 500 Index VIP Series, RS High Yield VIP Series, RS International Growth VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Utilities Fund, Invesco V.I. Core Equity Fund, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Invesco V.I. Growth and Income Fund.

10% –	RS Small Cap Growth Equity VIP Series, RS Emerging Markets VIP Series, AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio, MFS Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

•

On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to the RS Money Market VIP Series variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

OTHER CONTRACT FEATURES	PROSPECTUS	43

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

44	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.

The value of your

account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

FINANCIAL INFORMATION	PROSPECTUS	45

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee.

And the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	deferred sales charge

•	partial withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

46	PROSPECTUS	FINANCIAL INFORMATION

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your accumulation value or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

•	the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	the amount withdrawn or surrendered.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

•

Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.

•

Contract owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the accumulation value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post- retirement health care benefits. That portion of their contract

Deferred sales

charges

Number of contract years completed from the date of premium payment	Contingent deferred sales charge (%)
0	7
1	6
2	5
3	4
4	3
5	2
6	1
7+	0

FINANCIAL INFORMATION	PROSPECTUS	47

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

accumulation value that is withdrawn to fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20% or 0.25% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Partial withdrawal charge

During the annuity period, under Option V-4, F-4 or F-5 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

48	PROSPECTUS	FINANCIAL INFORMATION

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	49

Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date under Option V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you

50	PROSPECTUS	FINANCIAL INFORMATION

should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

FINANCIAL INFORMATION	PROSPECTUS	51

optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of

52	PROSPECTUS	FINANCIAL INFORMATION

earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

FINANCIAL INFORMATION	PROSPECTUS	53

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment to the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should

54	PROSPECTUS	FINANCIAL INFORMATION

refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified

FINANCIAL INFORMATION	PROSPECTUS	55

adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credit to the extent permitted under federal tax law.

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

56	PROSPECTUS	FINANCIAL INFORMATION

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the RS Money Market VIP Series and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Money Market VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Money Market VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

FINANCIAL INFORMATION	PROSPECTUS	57

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

58	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-221-3253 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	59

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s annuity commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

60	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the Financial Industry Regulatory Authority (FINRA).

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expenses are considered in setting the levels of the charges that you do pay.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	61

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, on that day in order to receive that day’s unit value.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

62	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc. Customer Service Office Box 26210 Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the RS Money Market VIP Series Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	63

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2012. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E, which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Large Cap Alpha VIP Series	2012	$13.62	$8.87	$13.21	$8.64	$—	$9.90	$8.59	$12.70
	2011	11.84	7.73	11.50	7.55	—	8.63	7.50	11.12
	2010	13.21	8.65	12.86	8.46	—	9.65	8.41	12.50
	2009	11.43	7.50	11.15	7.35	—	8.37	7.31	10.90
	2008	9.25	6.08	9.04	5.98	—	6.79	5.95	8.89
	2007	13.31	8.78	13.04	8.64	—	9.80	8.60	12.89
	2006	11.70	7.74	11.49	7.63	—	8.63	7.60	11.42
	2005	10.11	6.70	9.94	6.62	—	7.48	6.60	9.93
	2004	9.81	6.52	9.67	6.45	—	7.28	6.44	9.72
	2003	9.37	6.24	9.26	6.19	—	6.97	6.18	9.35
RS S&P 500 Index VIP Series	2012	11.14	10.28	10.84	—	—	10.77	9.95	12.32
	2011	9.75	9.02	9.51	8.81	—	9.45	8.76	10.87
	2010	9.68	8.99	9.47	8.79	—	9.41	8.74	10.88
	2009	8.54	7.95	8.37	7.79	—	8.33	7.75	9.67
	2008	6.85	6.39	6.73	6.28	—	6.69	6.25	7.82
	2007	11.04	10.33	10.86	10.16	—	10.82	10.12	12.69
	2006	10.63	9.96	10.47	9.82	—	10.44	9.79	12.31
	2005	9.32	8.76	9.20	8.66	—	9.18	8.63	10.87
	2004	9.03	8.51	8.93	8.42	—	8.91	8.40	10.61
	2003	8.27	7.81	8.20	7.75	—	8.18	7.73	9.79
RS Asset Allocation VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	7.93	7.42	7.79	—	—	7.75	7.25	7.80
	2007	12.81	12.01	12.60	—	—	12.54	11.77	12.69
	2006	12.33	11.58	12.15	—	—	12.10	11.38	12.31
	2005	11.01	10.37	10.87	—	—	10.84	10.22	11.08
	2004	10.68	10.09	10.57	—	—	10.54	9.96	10.83
	2003	9.81	9.29	9.72	—	—	9.70	9.19	10.02
RS High Yield VIP Series	2012	18.72	17.65	18.23	—	—	18.11	17.08	17.48
	2011	16.55	15.64	16.14	—	—	16.05	15.17	15.57
	2010	16.08	15.24	15.72	—	—	15.63	14.82	15.25
	2009	14.32	13.60	14.03	—	—	13.96	13.27	13.68
	2008	10.50	10.00	10.31	—	—	10.26	9.78	10.11
	2007	13.43	12.82	13.21	—	—	13.16	12.57	13.03
	2006	13.44	12.87	13.25	12.69	—	13.20	12.64	13.13
	2005	12.47	11.97	12.31	11.82	—	12.28	11.79	12.28
	2004	12.23	11.76	12.10	11.64	—	12.06	11.61	12.12
	2003	11.34	10.93	11.24	10.84	—	11.21	10.82	11.33

64	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Low Duration Bond VIP Series	2012	$12.22	$11.94	$12.00	$—	$—	$11.94	$11.66	$—
	2011	12.00	11.75	11.80	—	—	11.75	11.51	—
	2010	11.92	11.71	11.75	—	—	11.71	11.49	—
	2009	11.55	11.36	11.40	—	—	11.36	11.18	—
	2008	10.99	10.84	10.87	—	—	10.84	10.70	—
	2007	10.75	10.63	10.65	—	—	10.63	10.52	—
	2006	10.32	10.23	10.25	—	—	10.23	10.15	—
	2005	10.04	9.98	9.99	—	—	9.98	9.92	—
	2004	10.04	10.01	10.01	—	—	10.01	9.97	—
	2003	10.08	10.07	10.07	—	—	10.07	10.06	—
RS Large Cap Value VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	10.84	10.68	10.71	—	—	10.68	10.52	—
	2007	18.38	18.15	18.20	—	—	18.15	17.93	—
	2006	18.55	18.36	18.40	—	—	18.36	18.19	—
	2005	15.88	15.76	15.78	—	—	15.76	15.65	—
	2004	14.66	14.59	14.61	—	—	14.59	14.53	—
	2003	13.06	13.03	13.03	—	—	13.03	13.00	—
RS Partners VIP Series	2012	—	—	—	—	—	—	—	—
	2011	17.25	16.87	16.95	—	—	16.87	16.50	—
	2010	18.94	18.57	18.64	—	—	18.57	18.20	—
	2009	15.14	14.88	14.93	—	—	14.88	14.63	—
	2008	10.98	10.82	10.85	—	—	10.82	10.66	—
	2007	16.84	16.64	16.68	—	—	16.64	16.43	—
	2006	17.41	17.24	17.27	—	—	17.24	17.07	—
	2005	16.12	16.01	16.03	—	—	16.01	15.89	—
	2004	15.67	15.59	15.61	—	—	15.59	15.52	—
	2003	13.39	13.36	13.36	—	—	13.36	13.33	—
RS Small Cap Growth Equity VIP Series	2012	21.35	17.89	20.71	17.43	17.18	21.67	17.32	17.09
	2011	18.72	15.73	18.19	15.35	15.17	19.05	15.26	15.10
	2010	19.40	16.34	18.89	15.98	15.83	19.79	15.90	15.76
	2009	15.40	13.00	15.03	12.74	12.66	15.75	12.68	12.61
	2008	11.37	9.63	11.12	9.45	9.41	11.65	9.41	9.38
	2007	17.77	15.08	17.40	14.84	14.81	18.26	14.78	14.76
	2006	17.11	14.56	16.80	14.35	14.36	17.63	14.30	14.33
	2005	14.79	12.61	14.55	12.46	12.50	15.27	12.42	12.48
	2004	14.95	12.79	14.74	12.66	12.73	15.48	12.62	12.71
	2003	13.15	11.27	12.98	11.18	11.27	13.65	11.16	11.26
RS International Growth VIP Series	2012	16.67	11.14	16.17	—	—	12.47	10.78	15.53
	2011	14.27	9.56	13.86	9.33	—	10.70	9.27	13.39
	2010	16.35	10.98	15.92	10.74	—	12.29	10.68	15.46
	2009	14.50	9.76	14.15	9.57	—	10.93	9.52	13.81
	2008	10.57	7.13	10.33	7.00	—	7.98	6.97	10.14
	2007	18.86	12.76	18.48	12.56	—	14.28	12.51	18.24
	2006	16.61	11.27	16.30	11.11	—	12.61	11.07	16.18
	2005	13.63	9.27	13.40	9.15	—	10.37	9.13	13.38
	2004	11.89	8.11	11.72	8.03	—	9.07	8.01	11.76
	2003	10.32	7.05	10.19	7.00	—	7.89	6.98	10.28

APPENDIX	PROSPECTUS	65

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Emerging Markets VIP Series	2012	$30.49	$31.21	$29.57	$30.40	$—	$38.07	$30.20	$—
	2011	27.18	27.89	26.41	27.23	—	34.03	27.06	—
	2010	34.83	35.83	33.92	35.05	—	43.72	34.86	—
	2009	29.61	30.54	28.89	29.93	—	37.25	29.78	—
	2008	15.27	15.79	14.93	15.50	—	19.26	15.43	—
	2007	35.67	36.97	34.94	36.38	—	45.10	36.23	—
	2006	24.84	25.81	24.38	25.45	—	31.49	25.36	26.48
	2005	18.47	19.24	18.17	19.01	—	23.47	18.95	19.83
	2004	13.31	13.90	13.12	13.76	—	16.96	13.73	14.40
	2003	10.91	11.42	10.77	11.33	—	13.94	11.31	11.89
RS Investment Quality Bond VIP Series	2012	20.31	18.15	19.69	17.68	14.90	18.31	17.57	14.82
	2011	19.33	17.32	18.79	16.91	14.29	17.48	16.81	14.22
	2010	18.28	16.43	17.80	16.07	13.61	16.57	15.98	13.55
	2009	17.19	15.48	16.77	15.17	12.88	15.62	15.10	12.83
	2008	15.65	14.13	15.30	13.88	11.81	14.26	13.82	11.77
	2007	15.78	14.28	15.46	14.05	11.99	14.41	14.00	11.96
	2006	15.04	13.65	14.76	13.46	11.51	13.77	13.41	11.49
	2005	14.62	13.30	14.38	13.14	11.27	13.42	13.10	11.25
	2004	14.46	13.19	14.25	13.06	11.23	13.31	13.03	11.21
	2003	14.06	12.85	13.88	12.75	10.99	12.96	12.72	10.98
RS MidCap Growth VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	4.76	—	—	—	—	4.75	—	—
	2007	9.81	—	—	—	—	—	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Global Natural Resources VIP Series	2012	—	—	—	—	—	—	—	—
	2011	9.98	—	9.89	—	—	9.87	—	—
	2010	10.92	—	10.84	—	—	10.83	10.73	—
	2009	8.72	—	8.68	—	—	8.67	8.61	—
	2008	5.86	—	5.85	—	—	5.84	5.82	—
	2007	10.69	—	10.68	—	—	10.68	10.67	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Value VIP Series	2012	—	—	—	—	—	—	—	—
	2011	8.00	—	7.93	—	—	7.91	—	—
	2010	9.09	—	9.03	—	—	9.02	8.94	—
	2009	7.31	—	7.28	—	—	7.27	—	—
	2008	5.55	—	5.53	—	—	5.53	—	—
	2007	9.44	—	—	—	—	9.43	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—

66	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Equity Dividend VIP Series	2012	$—	$—	$—	$—	$—	$—	$—	$—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	5.47	—	5.45	—	—	5.45	—	—
	2007	9.35	—	9.34	—	—	9.34	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Technology VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	4.97	—	4.96	—	—	4.95	—	—
	2007	10.34	—	10.33	—	—	—	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Money Market VIP Series	2012	11.96	10.67	11.60	—	9.53	10.77	10.33	—
	2011	12.11	10.83	11.77	10.57	9.72	10.94	10.51	—
	2010	12.26	10.99	11.94	10.75	9.91	11.10	10.69	—
	2009	12.42	11.16	12.12	10.94	10.10	11.27	10.88	10.06
	2008	12.57	11.32	12.29	11.12	10.30	11.43	11.07	—
	2007	12.47	11.26	12.22	11.08	10.29	11.37	11.04	—
	2006	12.06	10.92	11.84	10.77	10.02	11.02	10.73	10.00
	2005	11.68	10.61	11.49	10.48	9.77	10.71	10.45	9.76
	2004	11.52	10.49	11.36	10.38	9.71	10.58	10.35	9.69
	2003	11.57	10.56	11.43	10.47	9.82	10.66	10.45	9.81
Gabelli Capital Asset Fund	2012	29.32	20.53	28.43	—	—	20.94	19.87	17.59
	2011	25.30	17.76	24.59	17.34	—	18.12	17.24	15.29
	2010	25.69	18.08	25.01	17.68	—	18.44	17.59	15.64
	2009	20.03	14.13	19.54	13.85	—	14.41	13.78	12.29
	2008	15.06	10.65	14.72	10.46	—	10.86	10.41	9.31
	2007	25.60	18.15	25.07	17.86	—	18.51	17.79	15.94
	2006	23.75	16.88	23.31	16.65	—	17.22	16.59	14.91
	2005	19.72	14.06	19.40	13.89	—	14.34	13.85	12.47
	2004	19.58	13.99	19.29	13.85	—	14.27	13.81	12.47
	2003	17.16	12.29	16.94	12.19	—	12.54	12.17	11.01
Value Line Centurion Fund	2012	11.58	7.77	11.23	—	—	8.37	7.52	—
	2011	10.17	6.84	9.88	—	—	7.37	6.64	—
	2010	9.79	6.61	9.53	—	—	7.11	6.43	—
	2009	7.89	5.33	7.69	—	—	5.74	5.20	—
	2008	7.19	4.87	7.03	—	—	5.25	4.76	—
	2007	14.35	9.75	14.06	9.60	—	10.50	9.56	—
	2006	12.04	8.20	11.82	8.09	—	8.83	8.06	—
	2005	11.74	8.02	11.55	7.92	—	8.63	7.90	—
	2004	10.89	7.46	10.74	7.38	—	8.03	7.37	—
	2003	9.89	6.79	9.77	6.74	—	7.31	6.72	—
Value Line Strategic Asset Management Trust	2012	21.64	13.83	20.99	—	—	14.53	13.39	—
	2011	18.99	12.17	18.45	11.87	—	12.78	11.80	—
	2010	18.54	11.91	18.06	11.65	—	12.51	11.59	—
	2009	16.30	10.50	15.90	10.29	—	11.02	10.24	—
	2008	13.62	8.80	13.32	8.64	—	9.24	8.60	—
	2007	19.54	12.65	19.14	12.44	—	13.28	12.39	—
	2006	17.16	11.14	16.85	10.98	—	11.69	10.94	12.38
	2005	16.27	10.58	16.00	10.45	—	11.11	10.42	11.82
	2004	15.10	9.85	14.88	9.75	—	10.34	9.72	11.06
	2003	13.63	8.91	13.46	8.84	—	9.36	8.82	10.06

APPENDIX	PROSPECTUS	67

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Invesco Van Kampen V.I. American Franchise Fund Series I (formerly Invesco V.I. Capital Appreciation Fund Series I)	2012	$8.59	$7.04	$8.36	$—	$—	$8.32	$6.82	$—
	2011	7.73	6.35	7.54	—	—	7.50	6.16	—
	2010	8.50	7.00	8.31	6.85	—	8.27	6.81	—
	2009	7.45	6.16	7.30	6.03	—	7.27	6.00	—
	2008	6.23	5.16	6.12	5.07	—	6.09	5.05	—
	2007	10.98	9.11	10.79	8.97	—	10.76	8.93	—
	2006	9.92	8.26	9.78	8.14	—	9.75	8.11	—
	2005	9.45	7.89	9.33	7.79	—	9.31	7.77	—
	2004	8.80	7.36	8.70	7.28	—	8.69	7.26	—
	2003	8.35	7.00	8.28	6.95	—	8.27	6.93	9.75
Invesco V.I. Utilities Fund Series I	2012	14.43	12.02	14.04	—	—	13.92	11.63	—
	2011	14.10	11.78	13.75	—	—	13.64	11.43	—
	2010	12.26	10.27	11.99	—	—	11.89	9.99	—
	2009	11.68	9.81	11.44	—	—	11.36	9.56	—
	2008	10.29	8.66	10.10	—	—	10.03	8.47	—
	2007	15.41	13.00	15.15	—	—	15.06	12.74	—
	2006	12.94	10.94	12.74	—	—	12.67	10.75	—
	2005	10.44	8.85	10.31	—	—	10.25	8.72	—
	2004	9.05	7.69	8.95	—	—	8.91	7.60	—
	2003	7.36	6.27	7.29	—	—	7.26	6.21	—
Invesco V.I. Government Securities Fund Series I	2012	15.92	15.44	15.53	15.06	—	15.44	14.96	13.30
	2011	15.74	15.29	15.38	14.95	—	15.29	14.86	13.24
	2010	14.77	14.39	14.46	14.09	—	14.39	14.02	12.52
	2009	14.19	13.86	13.92	13.60	—	13.86	13.54	12.12
	2008	14.37	14.07	14.13	13.84	—	14.07	13.78	12.36
	2007	12.96	12.72	12.77	12.53	—	12.72	12.49	11.23
	2006	12.34	12.14	12.18	11.99	—	12.14	11.95	10.78
	2005	12.07	11.90	11.94	11.78	—	11.90	11.74	10.62
	2004	12.02	11.89	11.91	11.78	—	11.89	11.76	10.66
	2003	11.87	11.77	11.79	11.69	—	11.77	11.67	10.60
Invesco V.I. Core Equity Fund Series I	2012	9.70	8.81	9.44	8.58	—	9.55	8.52	—
	2011	8.63	7.85	8.41	7.66	—	8.52	7.62	—
	2010	8.74	7.97	8.54	7.80	—	8.65	7.76	—
	2009	8.08	7.39	7.91	7.24	—	8.02	7.21	—
	2008	6.38	5.85	6.26	5.74	—	6.34	5.72	—
	2007	9.24	8.50	9.09	8.36	—	9.22	8.33	—
	2006	8.66	7.98	8.53	7.87	—	8.66	7.84	—
	2005	7.61	7.03	7.51	6.94	—	7.62	6.92	—
	2004	7.29	6.75	7.21	6.69	—	7.33	6.67	—
	2003	6.98	6.48	6.92	6.43	—	7.03	6.42	—
Invesco V.I. Government Securities Fund Series II	2012	10.71	10.67	10.68	10.63	—	10.67	10.62	10.58
	2011	10.62	10.60	10.60	10.58	—	10.60	10.58	10.56
Invesco Van Kampen V.I. Growth and Income Fund Series II	2012	14.56	14.17	14.25	13.87	—	14.17	13.80	13.43
	2011	12.89	12.58	12.64	12.34	—	12.58	12.28	11.99
	2010	13.36	13.07	13.13	12.84	—	13.07	12.79	12.51
	2009	12.06	11.83	11.87	11.65	—	11.83	11.60	11.38
	2008	9.84	9.67	9.71	9.54	—	9.67	9.51	9.36
	2007	14.69	14.49	14.53	14.32	—	14.49	14.28	14.08
	2006	14.51	14.35	14.38	14.21	—	14.35	14.18	14.01
	2005	12.67	12.56	12.58	12.47	—	12.56	12.44	12.33
	2004	11.70	11.62	11.63	11.56	—	11.62	11.54	11.46
	2003	10.38	10.34	10.35	10.30	—	10.34	10.29	10.25

68	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Invesco Van Kampen V.I. Government Fund Series II	2012	$—	$—	$—	$—	$—	$—	$—	$—
	2011	—	—	—	—	—	—	—	—
	2010	12.39	12.12	12.18	11.91	—	12.12	11.86	11.61
	2009	11.96	11.73	11.78	11.56	—	11.73	11.51	11.29
	2008	12.01	11.81	11.85	11.65	—	11.81	11.62	11.42
	2007	11.98	11.81	11.85	11.68	—	11.81	11.65	11.48
	2006	11.34	11.21	11.23	11.10	—	11.21	11.08	10.95
	2005	11.13	11.03	11.05	10.95	—	11.03	10.93	10.83
	2004	10.92	10.85	10.86	10.79	—	10.85	10.77	10.70
	2003	10.64	10.60	10.61	10.56	—	10.60	10.55	10.51
AllianceBernstein VPS Growth & Income Portfolio Class B	2012	13.30	12.95	13.02	12.68	—	12.95	12.61	12.28
	2011	11.49	11.21	11.27	11.00	—	11.21	10.95	10.68
	2010	10.97	10.73	10.78	10.55	—	10.73	10.50	10.28
	2009	9.85	9.66	9.70	9.51	—	9.66	9.48	9.30
	2008	8.29	8.15	8.18	8.04	—	8.15	8.01	7.88
	2007	14.15	13.95	13.99	13.79	—	13.95	13.75	13.56
	2006	13.66	13.50	13.54	13.38	—	13.50	13.35	13.19
	2005	11.83	11.72	11.74	11.63	—	11.72	11.61	11.51
	2004	11.45	11.37	11.39	11.31	—	11.37	11.30	11.22
	2003	10.43	10.38	10.39	10.35	—	10.38	10.34	10.30
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2012	12.30	11.98	12.04	—	—	11.98	11.66	—
	2011	10.68	10.42	10.47	—	—	10.42	10.17	—
	2010	11.23	10.99	11.04	—	—	10.99	10.76	—
	2009	10.36	10.16	10.20	—	—	10.16	9.97	—
	2008	7.65	7.52	7.55	—	—	7.52	7.40	—
	2007	12.87	12.69	12.73	—	—	12.69	12.51	—
	2006	11.47	11.34	11.37	—	—	11.34	11.21	—
	2005	11.69	11.59	11.61	—	—	11.59	11.48	—
	2004	10.31	10.24	10.26	—	—	10.24	10.17	10.11
	2003	9.64	9.60	9.61	—	—	9.60	9.56	9.52
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2012	10.09	9.83	9.88	—	—	9.83	—	—
	2011	9.02	8.81	8.85	—	—	8.81	—	—
	2010	11.93	11.68	11.73	—	—	11.68	11.42	—
	2009	10.19	10.00	10.03	—	—	10.00	9.81	—
	2008	6.74	6.63	6.65	—	—	6.63	6.52	—
	2007	12.99	12.81	12.84	—	—	12.81	12.62	—
	2006	10.97	10.84	10.87	—	—	10.84	10.72	—
	2005	10.25	10.16	10.17	—	—	10.16	10.06	—
	2004	10.01	9.95	9.96	—	—	9.95	9.88	9.82
	2003	9.65	9.61	9.62	—	—	9.61	9.57	—
AllianceBernstein VPS Value Portfolio Class B	2012	11.81	11.49	11.56	—	—	11.49	11.19	10.90
	2011	10.35	10.10	10.15	—	—	10.10	9.86	9.62
	2010	10.89	10.66	10.70	—	—	10.66	10.43	10.20
	2009	9.90	9.71	9.75	—	—	9.71	9.52	9.34
	2008	8.28	8.14	8.17	—	—	8.14	8.01	7.88
	2007	14.22	14.02	14.06	13.86	—	14.02	13.82	13.62
	2006	15.02	14.85	14.88	14.71	—	14.85	14.68	14.50
	2005	12.57	12.45	12.48	12.36	—	12.45	12.34	12.23
	2004	12.07	11.99	12.00	11.92	—	11.99	11.91	11.83
	2003	10.78	10.73	10.74	10.70	—	10.73	10.69	10.64

APPENDIX	PROSPECTUS	69

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Davis Financial Portfolio	2012	$12.37	$13.33	$12.04	$—	$—	$12.89	$12.90	$10.91
	2011	10.55	11.39	10.29	—	—	11.01	11.05	9.37
	2010	11.60	12.56	11.34	—	—	12.14	12.22	10.38
	2009	10.58	11.47	10.36	—	—	11.10	11.19	9.53
	2008	7.59	8.25	7.44	—	—	7.98	8.07	6.89
	2007	14.32	15.62	14.08	—	—	15.10	15.31	13.11
	2006	15.44	16.88	15.21	—	—	16.32	16.58	14.24
	2005	13.19	14.46	13.02	—	—	13.98	14.24	12.26
	2004	12.33	13.54	12.19	13.41	—	13.10	13.37	11.54
	2003	11.31	12.46	11.21	12.36	—	12.05	12.34	10.67
Davis Real Estate Portfolio	2012	25.95	30.63	25.26	—	—	27.20	29.64	—
	2011	22.43	26.54	21.88	—	—	23.57	25.75	—
	2010	20.86	24.74	20.39	—	—	21.98	24.07	—
	2009	17.65	20.99	17.28	—	—	18.64	20.47	—
	2008	13.57	16.17	13.31	—	—	14.36	15.81	10.69
	2007	25.88	30.93	25.45	—	—	27.47	30.32	20.54
	2006	31.01	37.16	30.55	—	—	33.00	36.51	24.80
	2005	23.37	28.07	23.07	—	—	24.93	27.65	18.83
	2004	20.92	25.19	20.69	—	—	22.37	24.87	16.98
	2003	15.89	19.18	15.74	—	—	17.03	18.98	12.99
Davis Value Portfolio	2012	13.04	13.00	12.69	—	—	13.14	12.59	12.62
	2011	11.68	11.68	11.39	—	—	11.80	11.33	11.38
	2010	12.34	12.37	12.06	12.10	—	12.50	12.03	12.12
	2009	11.08	11.14	10.85	10.91	—	11.25	10.86	10.97
	2008	8.56	8.62	8.39	8.46	—	8.71	8.43	8.53
	2007	14.52	14.66	14.27	14.43	—	14.82	14.37	14.59
	2006	14.05	14.23	13.84	14.03	—	14.38	13.98	14.22
	2005	12.37	12.56	12.21	12.41	—	12.69	12.37	12.62
	2004	11.45	11.65	12.21	11.53	—	11.77	11.50	11.76
	2003	10.32	10.53	10.23	10.44	—	10.64	10.42	10.69
Fidelity VIP Contrafund Portfolio Service Class	2012	16.34	15.18	15.90	—	—	16.16	14.69	16.79
	2011	14.22	13.25	13.87	—	—	14.10	12.85	14.73
	2010	14.79	13.81	14.46	13.51	—	14.70	13.44	15.43
	2009	12.79	11.97	12.53	11.73	—	12.75	11.68	13.44
	2008	9.55	8.96	9.37	8.80	—	9.54	8.76	10.11
	2007	16.85	15.85	16.57	15.60	—	16.88	15.54	17.98
	2006	14.52	13.69	14.31	13.50	—	14.58	13.45	15.61
	2005	13.18	12.46	13.01	12.31	—	13.26	12.27	14.27
	2004	11.42	10.82	11.30	10.72	—	11.52	10.69	12.46
	2003	10.03	9.53	9.94	9.45	—	10.14	9.43	11.02
Fidelity VIP Equity-Income Portfolio Service Class	2012	12.85	13.53	12.51	13.19	—	12.99	13.10	12.40
	2011	11.11	11.73	10.83	11.45	—	11.25	11.38	10.79
	2010	11.15	11.80	10.90	11.54	—	11.32	11.48	10.92
	2009	9.81	10.41	9.61	10.20	—	9.99	10.15	9.68
	2008	7.64	8.13	7.50	7.98	—	7.80	7.95	7.60
	2007	13.50	14.40	13.28	14.17	—	13.82	14.12	13.53
	2006	13.48	14.42	13.28	14.22	—	13.83	14.16	13.61
	2005	11.37	12.19	11.22	12.04	—	11.69	12.01	11.56
	2004	10.89	11.70	10.77	11.58	—	11.22	11.55	11.16
	2003	9.90	10.66	9.81	10.58	—	10.23	10.56	10.22
Fidelity VIP Growth Opportunities Portfolio Service Class	2012	8.84	9.07	8.61	8.84	—	8.92	8.78	—
	2011	7.50	7.71	7.31	7.53	—	7.58	7.48	—
	2010	7.43	7.66	7.26	7.49	—	7.53	7.45	—
	2009	6.08	6.29	5.96	6.16	—	6.18	6.13	—
	2008	4.23	4.38	4.15	4.30	—	4.31	4.28	—
	2007	9.53	9.90	9.37	9.74	—	9.73	9.70	—
	2006	7.84	8.17	7.72	8.05	—	8.03	8.02	11.61
	2005	7.54	1.87	7.44	7.78	—	7.74	7.76	11.25
	2004	7.02	7.34	6.94	7.27	—	7.22	7.25	10.54
	2003	6.64	6.96	6.58	6.91	—	6.84	6.89	10.05

70	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Fidelity VIP Mid Cap Portfolio Service Class	2012	$37.97	$31.76	$36.96	$30.94	$—	$35.17	$30.74	$20.95
	2011	33.51	28.10	32.68	27.43	—	31.12	27.26	18.63
	2010	38.01	31.95	37.14	31.25	—	35.38	31.08	21.29
	2009	29.91	25.20	29.28	24.70	—	27.91	24.57	16.88
	2008	21.63	18.27	21.22	17.94	—	20.24	17.86	12.30
	2007	36.21	30.67	35.60	30.18	—	33.96	30.05	20.75
	2006	31.75	26.96	31.28	26.58	—	29.86	26.49	18.33
	2005	28.56	24.31	28.19	24.01	—	26.92	23.94	16.61
	2004	24.47	20.88	24.20	20.67	—	23.12	20.61	14.34
	2003	19.86	16.99	19.68	16.85	—	18.81	16.81	11.72
Templeton Growth Securities Fund Class 2	2012	13.34	12.99	13.06	—	—	12.99	12.65	12.32
	2011	11.16	10.89	10.95	—	—	10.89	10.63	10.38
	2010	12.15	11.89	11.94	—	—	11.89	11.63	11.38
	2009	11.46	11.24	11.28	—	—	11.24	11.02	10.81
	2008	8.85	8.70	8.73	—	—	8.70	8.56	8.42
	2007	15.54	15.32	15.36	—	—	15.32	15.10	14.89
	2006	15.37	15.19	15.23	—	—	15.19	15.02	14.84
	2005	12.78	12.66	12.69	—	—	12.66	12.55	12.43
	2004	11.89	11.81	11.83	—	—	11.81	11.73	11.65
	2003	10.38	10.33	10.34	—	—	10.33	10.29	10.25
Janus Aspen Enterprise Portfolio Institutional Shares	2012	13.04	8.37	12.69	—	—	11.46	8.10	—
	2011	11.26	7.24	10.98	—	—	9.92	7.03	—
	2010	11.56	7.46	11.30	—	—	10.21	7.26	—
	2009	9.30	6.02	9.11	—	—	8.24	5.87	—
	2008	6.51	4.22	6.38	—	—	5.78	4.12	—
	2007	11.71	7.61	11.51	7.49	—	10.42	7.46	—
	2006	9.71	6.33	9.57	6.24	—	8.67	6.22	—
	2005	8.66	5.66	8.55	5.59	—	7.75	2.57	—
	2004	7.81	5.11	7.72	5.06	—	7.00	5.05	—
	2003	6.55	4.30	6.49	4.26	—	5.89	4.26	—
Janus Aspen Forty Portfolio Institutional Shares	2012	14.75	11.92	14.36	11.61	—	14.82	11.54	17.07
	2011	12.03	9.75	11.73	9.52	—	12.12	9.46	14.03
	2010	13.06	10.61	12.76	10.37	—	13.19	10.32	15.34
	2009	12.39	10.09	12.13	9.89	—	12.54	9.84	14.66
	2008	8.57	7.00	8.41	6.87	—	8.70	6.84	10.22
	2007	15.54	12.72	15.28	12.52	—	15.82	12.47	18.68
	2006	11.49	9.43	11.32	9.29	—	11.72	9.26	13.91
	2005	10.64	8.75	10.50	8.65	—	10.88	8.62	12.98
	2004	9.55	7.87	9.44	7.79	—	9.79	7.77	11.73
	2003	8.18	6.76	8.10	6.71	—	8.41	6.69	10.13
Janus Aspen Janus Portfolio Institutional Shares	2012	9.57	8.08	9.32	—	—	9.17	7.82	—
	2011	8.18	6.92	7.97	—	—	7.85	6.71	—
	2010	8.74	7.42	8.54	7.26	—	8.41	7.22	—
	2009	7.73	6.58	7.57	6.44	—	7.46	6.41	—
	2008	5.74	4.90	5.63	4.81	—	5.55	4.79	—
	2007	9.65	8.25	9.48	8.11	—	9.35	8.08	—
	2006	8.49	7.27	8.36	7.17	—	8.25	7.15	—
	2005	7.72	6.63	7.62	6.55	—	7.52	6.53	—
	2004	7.49	6.45	7.41	6.39	—	7.32	6.37	—
	2003	7.26	6.27	7.20	6.22	—	7.11	6.21	—

APPENDIX	PROSPECTUS	71

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Janus Aspen Worldwide Portfolio Institutional Shares	2012	$9.77	$7.26	$9.51	$—	$—	$9.14	$7.03	$—
	2011	8.24	6.14	8.04	5.99	—	7.73	5.96	8.49
	2010	9.67	7.23	9.45	7.07	—	9.10	—	10.04
	2009	8.46	6.33	8.28	6.21	—	7.97	6.18	8.84
	2008	6.22	4.67	6.10	4.58	—	5.88	4.56	6.55
	2007	11.38	8.57	11.19	8.43	—	10.78	8.39	12.08
	2006	10.51	7.93	10.36	7.82	—	9.98	7.79	11.24
	2005	9.01	6.81	8.89	6.73	—	8.57	6.71	9.70
	2004	8.61	6.53	8.52	6.47	—	8.22	6.45	9.35
	2003	8.33	6.33	8.25	6.28	—	7.97	6.27	9.11
MFS Growth Series Initial Class	2012	11.43	8.46	11.12	—	—	10.71	8.19	14.20
	2011	9.86	7.32	9.62	7.15	—	9.26	7.10	12.34
	2010	10.02	7.46	9.79	7.29	—	9.43	7.25	12.63
	2009	8.80	6.56	8.61	6.43	—	8.30	6.40	11.18
	2008	6.47	4.84	6.35	4.75	—	6.12	4.73	8.28
	2007	10.47	7.85	10.29	7.72	—	9.93	7.69	13.50
	2006	8.75	6.58	8.62	6.48	—	8.32	6.46	11.37
	2005	8.21	6.19	8.11	6.11	—	7.83	6.10	10.75
	2004	7.62	5.75	7.53	5.70	—	7.28	5.68	10.05
	2003	6.83	5.17	6.77	5.13	—	6.54	5.12	9.08
MFS Investors Trust Series Initial Class	2012	15.15	11.36	14.69	11.07	—	11.37	10.99	12.92
	2011	12.87	9.68	12.51	9.45	—	9.69	9.39	11.06
	2010	13.32	10.04	12.97	9.82	—	10.06	9.77	11.53
	2009	12.14	9.18	11.85	8.99	—	9.19	8.95	10.59
	2008	9.69	7.34	9.47	7.21	—	7.35	7.18	8.52
	2007	14.66	11.14	14.36	10.96	—	11.15	10.92	12.99
	2006	13.46	10.25	13.21	10.11	—	10.26	10.07	12.01
	2005	12.07	9.21	11.87	9.10	—	9.22	9.07	10.85
	2004	11.39	8.71	11.22	8.62	—	8.72	8.60	10.31
	2003	10.35	7.94	10.22	—	—	7.95	7.86	9.45
MFS New Discovery Series Initial Class	2012	19.79	14.97	19.26	—	—	19.74	14.48	—
	2011	16.53	12.53	16.12	—	—	16.53	12.16	—
	2010	18.65	14.18	18.23	13.87	—	18.70	13.79	—
	2009	13.86	10.56	13.57	10.35	—	13.92	10.30	—
	2008	8.60	6.57	8.44	6.45	—	8.66	6.42	—
	2007	14.35	10.99	14.11	10.82	—	14.50	10.77	—
	2006	14.18	10.88	13.97	10.73	—	14.35	10.69	—
	2005	12.68	9.76	12.52	9.64	—	12.87	9.61	—
	2004	12.20	9.41	12.07	9.32	—	12.42	9.30	—
	2003	11.60	8.97	11.50	8.90	—	11.83	8.88	—
MFS Research Bond Series Initial Class	2012	11.95	10.96	11.64	—	—	11.82	10.61	—
	2011	10.32	9.49	10.07	—	—	10.23	9.21	—
	2010	10.50	9.68	10.26	—	—	10.43	9.41	—
	2009	9.18	8.48	8.98	—	—	9.14	8.27	—
	2008	7.12	6.59	6.98	—	—	7.11	6.45	—
	2007	11.28	10.47	11.09	10.30	—	11.29	10.26	—
	2006	10.09	9.39	9.94	9.26	—	10.12	9.23	12.00
	2005	9.25	8.63	9.13	8.53	—	9.30	8.50	11.08
	2004	8.69	8.13	8.59	8.06	—	8.76	8.03	10.49
	2003	7.59	7.12	7.53	7.06	—	7.68	7.05	9.23

72	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	REGULAR CONTRACT	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
MFS Total Return Series Initial Class	2012	$16.21	$16.30	$15.77	$—	$13.33	$15.99	$15.78	$13.26
	2011	14.75	14.87	14.39	14.52	12.22	14.59	14.43	12.16
	2010	14.68	14.84	14.34	14.51	12.24	14.55	14.43	12.19
	2009	13.52	13.70	13.24	13.43	11.36	13.44	13.36	11.31
	2008	11.60	11.79	11.38	11.57	9.81	11.56	11.52	9.78
	2007	15.09	15.37	14.83	15.12	12.85	15.07	15.06	12.82
	2006	14.66	14.97	14.44	14.76	12.58	14.68	14.71	12.55
	2005	13.27	13.58	13.10	13.42	11.46	13.32	13.38	11.44
	2004	13.07	13.41	12.92	13.27	11.37	13.15	13.24	11.35
	2003	11.89	12.23	11.78	12.13	10.41	11.99	12.11	10.41
Jennison Portfolio Class II	2012	11.10	10.78	10.84	—	—	10.78	—	—
	2011	9.71	9.46	9.51	—	—	9.46	—	—
	2010	9.84	9.61	9.65	—	—	9.61	—	—
	2009	8.94	8.75	8.79	—	—	8.75	—	—
	2008	6.35	6.23	6.25	—	—	6.23	—	—
	2007	10.30	10.13	10.16	—	—	10.13	—	—
	2006	9.35	9.22	9.25	—	—	9.22	9.09	—
	2005	9.34	9.23	9.25	—	—	9.23	9.13	—
	2004	8.30	8.22	8.24	—	—	8.22	8.15	—
	2003	7.69	7.64	7.65	—	—	7.64	7.59	—

APPENDIX	PROSPECTUS	73

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Large Cap Alpha VIP Series	2012	4,474,731	17,710	1,057,237	2,202	—	345,570	23,566	900
	2011	5,043,336	25,168	1,232,259	2,302	—	413,558	28,532	941
	2010	5,729,187	34,402	1,437,789	2,591	—	503,721	33,333	905
	2009	6,647,432	54,336	1,591,588	3,137	—	604,816	46,101	1,034
	2008	7,162,235	53,310	1,830,940	5,961	—	656,082	39,859	1,144
	2007	7,857,601	56,868	2,173,798	7,585	—	757,738	42,329	853
	2006	8,827,444	63,485	2,470,724	9,511	—	869,100	48,668	865
	2005	10,324,426	92,270	3,072,786	13,486	—	1,007,080	84,733	909
	2004	12,830,218	143,811	4,066,339	14,845	—	1,419,105	112,986	2,573
	2003	14,206,240	113,655	4,733,893	14,569	—	1,565,962	114,051	2,132
RS S&P 500 Index VIP Series	2012	684,604	53,901	88,159	—	—	131,023	4,150	1,896
	2011	813,036	77,827	102,948	4,805	—	143,621	4,286	2,913
	2010	970,265	131,519	116,166	6,308	—	216,831	8,217	2,980
	2009	1,120,262	201,496	156,098	6,883	—	273,035	8,580	3,162
	2008	1,484,002	233,038	282,034	7,598	—	336,345	11,876	3,531
	2007	1,584,623	238,464	271,753	8,229	—	385,154	12,926	2,939
	2006	1,887,667	280,734	349,043	8,780	—	472,626	21,204	2,205
	2005	2,020,931	314,724	401,477	9,456	—	511,423	22,446	2,553
	2004	2,103,241	343,298	474,938	14,537	—	540,491	26,600	2,701
	2003	2,015,390	312,851	513,171	15,038	—	380,096	21,542	2,932
RS Asset Allocation VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	520,589	3,380	99,640	—	—	55,581	7,133	903
	2007	615,927	2,784	168,784	—	—	95,956	6,154	674
	2006	725,096	2,889	202,409	—	—	111,218	6,343	678
	2005	810,866	6,530	260,042	—	—	131,054	6,857	710
	2004	898,754	6,694	319,828	—	—	155,928	7,305	1,794
	2003	858,334	1,332	346,869	—	—	146,205	7,133	1,853
RS High Yield VIP Series	2012	236,409	2,165	40,781	—	—	69,604	2,086	2,167
	2011	282,298	3,764	52,220	—	—	77,030	2,116	2,376
	2010	387,160	5,067	56,761	—	—	109,216	2,869	2,431
	2009	493,704	6,710	68,044	—	—	128,888	5,578	2,670
	2008	486,752	7,493	69,252	—	—	146,568	6,347	3,071
	2007	607,558	8,139	78,362	—	—	178,804	7,620	2,373
	2006	672,252	8,698	105,680	2,474	—	185,094	8,839	2,402
	2005	686,080	12,506	115,274	2,518	—	198,808	14,370	2,716
	2004	803,930	14,397	147,119	2,482	—	227,340	14,022	4,206
	2003	712,688	9,506	128,858	2,589	—	159,944	11,087	4,012
RS Low Duration Bond VIP Series	2012	368,977	2,094	55,508	—	—	55,515	1,550	—
	2011	347,636	4,084	27,327	—	—	51,221	1,817	—
	2010	364,215	9,651	29,543	—	—	67,618	2,192	—
	2009	347,353	13,673	20,499	—	—	48,423	4,365	—
	2008	216,370	14,591	21,400	—	—	63,574	4,005	—
	2007	196,414	20,680	20,271	—	—	37,712	5,521	—
	2006	241,560	20,376	168,377	—	—	60,313	6,059	—
	2005	298,574	21,801	223,136	—	—	82,239	5,781	—
	2004	345,333	21,832	218,854	—	—	72,026	5,361	—
	2003	119,694	5,569	35,234	—	—	22,081	2,005	—
RS Large Cap Value VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	133,256	9,965	31,725	—	—	29,106	5,169	—
	2007	153,726	7,590	35,476	—	—	35,973	7,461	—
	2006	178,870	7,656	44,111	—	—	42,796	9,167	—
	2005	185,236	8,603	35,898	—	—	44,123	8,703	—
	2004	165,658	8,742	34,106	—	—	35,364	3,131	—
	2003	59,323	4,342	17,289	—	—	16,633	3,296	—

74	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Partners VIP Series	2012	—	—	—	—	—	—	—	—
	2011	123,106	1,416	15,814	—	—	33,889	989	—
	2010	156,578	2,937	24,776	—	—	46,973	1,745	—
	2009	159,735	4,762	23,803	—	—	48,571	1,362	—
	2008	253,874	6,254	82,782	—	—	70,178	1,470	—
	2007	226,898	8,535	26,943	—	—	71,744	1,252	—
	2006	235,816	8,703	39,024	—	—	70,264	1,474	—
	2005	239,725	10,036	45,778	—	—	75,180	1,961	—
	2004	242,382	8,336	41,702	—	—	62,177	3,531	—
	2003	208,597	4,388	22,550	—	—	16,957	3,401	—
RS Small Cap Growth Equity VIP Series	2012	973,905	5,532	174,142	395	731	103,770	2,446	283
	2011	1,065,472	7,977	221,678	424	745	123,331	2,449	299
	2010	1,186,112	7,953	265,298	382	772	148,814	5,174	278
	2009	1,324,607	12,264	296,186	500	903	178,401	6,180	301
	2008	1,512,021	17,478	349,228	718	988	225,485	8,923	393
	2007	1,843,537	15,482	424,943	3,160	713	264,507	9,167	275
	2006	2,085,683	18,060	521,596	3,664	752	298,165	10,720	286
	2005	2,196,672	22,827	636,538	4,116	800	321,585	15,831	296
	2004	2,501,885	25,749	787,107	6,040	813	350,080	16,516	840
	2003	2,305,232	20,854	847,901	4,377	841	261,213	10,395	728
RS International Growth VIP Series	2012	980,575	18,350	140,780	—	—	146,679	8,748	759
	2011	1,078,038	25,332	178,008	130	—	189,698	9,180	793
	2010	1,182,152	35,676	219,628	440	—	249,650	13,950	765
	2009	1,360,423	47,395	261,875	450	—	291,838	17,645	880
	2008	1,534,149	54,148	307,541	3,105	—	345,708	19,426	972
	2007	1,815,243	44,393	373,690	2,313	—	441,907	23,792	725
	2006	1,879,831	38,523	485,002	2,417	—	456,479	27,923	1,031
	2005	1,781,704	45,484	548,692	2,562	—	397,206	30,323	2,586
	2004	1,917,080	49,473	617,944	2,655	—	430,301	25,599	5,396
	2003	1,674,633	32,932	689,482	2,773	—	323,099	20,897	5,882
RS Emerging Markets VIP Series	2012	479,918	5,577	89,621	364	—	46,081	1,286	—
	2011	550,625	7,454	101,540	1,418	—	59,628	1,598	—
	2010	710,567	6,226	131,359	1,570	—	91,010	2,494	—
	2009	848,867	11,058	155,038	1,803	—	105,241	2,548	—
	2008	848,521	16,851	183,959	2,149	—	127,540	3,329	—
	2007	1,310,279	11,329	266,733	2,171	—	164,985	3,432	—
	2006	1,269,772	14,821	285,543	2,697	—	191,252	4,858	724
	2005	1,212,505	17,554	280,528	3,076	—	167,803	3,941	865
	2004	1,071,469	19,835	235,119	3,313	—	148,387	3,380	1,250
	2003	838,139	16,344	234,863	2,922	—	92,964	3,136	1,247
RS Investment Quality Bond VIP Series	2012	1,698,766	47,405	249,104	4,081	3,314	232,689	23,302	2,851
	2011	1,860,940	74,289	280,765	8,704	3,286	259,648	26,323	3,837
	2010	2,032,978	115,084	322,223	11,653	3,306	346,591	29,737	4,216
	2009	2,188,314	144,501	390,977	12,788	3,256	412,300	50,525	4,320
	2008	2,421,290	165,567	469,574	14,972	3,254	491,908	54,776	4,824
	2007	2,977,897	289,888	590,217	22,180	3,722	603,970	89,045	6,589
	2006	3,189,513	315,554	772,536	25,422	3,669	650,955	103,056	10,312
	2005	3,855,278	347,551	995,293	25,960	3,553	746,296	128,899	40,960
	2004	4,421,954	401,184	1,194,704	31,344	3,486	854,514	133,736	46,865
	2003	4,959,541	351,835	1,442,576	30,366	3,377	926,247	119,759	46,714
RS MidCap Growth VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	11,629	—	—	—	—	163	—	—
	2007	2,082	—	—	—	—	—	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	75

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
RS Global Natural Resources VIP Series	2012	—	—	—	—	—	—	—	—
	2011	169,029	—	41,262	—	—	18,227	—	—
	2010	251,936	—	43,191	—	—	44,327	295	—
	2009	238,795	—	37,344	—	—	41,353	1,112	—
	2008	209,996	—	18,185	—	—	43,809	1,730	—
	2007	41,754	—	2,265	—	—	4,876	367	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Value VIP Series	2012	—	—	—	—	—	—	—	—
	2011	32,678	—	10,354	—	—	18,088	—	—
	2010	68,559	—	13,569	—	—	17,951	337	—
	2009	37,711	—	1,312	—	—	1,816	—	—
	2008	17,205	—	127	—	—	1,892	—	—
	2007	8,630	—	—	—	—	1,893	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Equity Dividend VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	24,691	—	1,100	—	—	2,741	—	—
	2007	639	—	253	—	—	2,741	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Technology VIP Series	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	—	—	—	—	—	—	—	—
	2009	—	—	—	—	—	—	—	—
	2008	24,386	—	11,868	—	—	353	—	—
	2007	25,306	—	8,932	—	—	—	—	—
	2006	—	—	—	—	—	—	—	—
	2005	—	—	—	—	—	—	—	—
	2004	—	—	—	—	—	—	—	—
	2003	—	—	—	—	—	—	—	—
RS Money Market VIP Series	2012	1,712,722	1,709	305,349	—	1,295	291,446	2,950	—
	2011	1,893,627	4,061	335,712	1,449	1,202	285,552	4,453	—
	2010	2,125,986	8,424	405,923	2,299	1,157	281,571	5,696	—
	2009	3,021,480	11,001	591,408	2,421	1,035	394,748	8,596	487
	2008	4,173,283	16,097	767,566	2,572	913	538,912	8,980	—
	2007	3,365,697	32,345	772,824	3,343	1,076	465,361	12,031	—
	2006	3,214,103	37,695	712,359	3,436	1,052	444,602	16,621	390
	2005	3,570,685	51,620	835,645	4,065	1,013	477,065	22,918	10,480
	2004	4,535,172	59,541	986,299	5,260	1,004	654,761	24,623	13,788
	2003	5,435,999	58,911	1,389,770	5,407	931	1,050,898	24,604	13,566
Gabelli Capital Asset Fund	2012	1,163,062	7,991	230,142	—	—	149,683	14,382	66
	2011	1,283,065	13,434	273,299	1,018	—	172,348	16,896	579
	2010	1,448,445	23,876	334,012	1,183	—	246,753	20,967	559
	2009	1,673,815	38,211	380,900	1,296	—	299,152	22,649	570
	2008	2,083,176	50,102	455,020	1,427	—	373,849	26,187	1,267
	2007	2,537,300	50,737	586,229	4,121	—	477,642	28,882	1,187
	2006	2,773,007	54,350	697,508	4,230	—	523,401	34,828	1,628
	2005	3,150,420	65,899	868,850	4,354	—	590,773	39,159	3,302
	2004	3,504,902	69,528	985,959	7,409	—	649,109	50,575	4,725
	2003	3,307,791	68,570	1,045,667	8,543	—	541,868	41,112	5,809

76	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Value Line Centurion Fund	2012	1,015,520	1,614	98,502	—	—	43,264	817	—
	2011	1,078,736	11,212	103,067	—	—	46,505	1,102	—
	2010	1,208,423	18,587	116,184	—	—	56,956	1,132	—
	2009	1,449,170	30,020	153,513	—	—	57,791	3,401	—
	2008	1,516,869	31,208	188,817	—	—	81,039	3,781	—
	2007	1,682,803	31,137	251,669	307	—	109,637	9,337	—
	2006	1,838,240	32,841	254,860	327	—	119,160	11,020	—
	2005	2,062,261	37,859	315,909	337	—	131,945	16,629	—
	2004	2,153,099	41,695	442,458	347	—	150,979	22,202	—
	2003	2,195,968	46,017	508,113	342	—	157,819	23,011	—
Value Line Strategic Asset Management Trust	2012	1,790,182	3,773	455,576	—	—	235,900	12,274	—
	2011	2,063,325	14,105	562,649	2,285	—	272,516	12,729	—
	2010	2,432,088	20,848	658,953	3,026	—	343,649	14,162	—
	2009	2,851,834	32,525	781,903	3,172	—	389,956	18,179	—
	2008	3,478,566	47,373	960,793	3,379	—	491,904	20,825	—
	2007	4,309,527	44,726	1,223,666	3,230	—	627,053	24,083	—
	2006	5,258,874	51,384	1,429,945	4,666	—	761,239	37,626	271
	2005	6,305,949	70,072	1,873,472	6,165	—	909,243	57,572	1,650
	2004	7,291,030	98,374	2,246,803	9,714	—	1,084,904	75,859	8,473
	2003	7,851,130	111,046	2,532,367	14,621	—	1,145,602	91,740	9,480
Invesco Van Kampen V.I. American Franchise Fund Series I (formerly Invesco V.I. Capital Appreciation Fund Series I)	2012	279,216	4,747	43,951	—	—	50,859	3,457	—
	2011	312,598	11,348	48,899	—	—	55,585	4,356	—
	2010	366,382	12,513	64,118	1,123	—	57,766	6,144	—
	2009	408,952	17,206	82,444	1,156	—	64,799	6,127	—
	2008	465,623	22,325	93,720	1,179	—	77,804	6,555	—
	2007	620,909	30,122	146,294	1,167	—	115,466	6,183	—
	2006	707,498	39,913	129,590	1,230	—	157,283	8,824	—
	2005	798,577	48,056	151,465	2,112	—	190,440	15,950	—
	2004	956,428	56,192	203,735	2,195	—	213,790	28,812	—
	2003	972,882	59,576	225,131	3,360	—	226,707	29,278	850
Invesco V.I. Utilities Fund Series I	2012	150,325	1,176	43,743	—	—	18,543	1,117	—
	2011	156,060	1,235	52,040	—	—	33,026	1,279	—
	2010	156,642	1,323	64,599	—	—	43,857	1,300	—
	2009	209,725	1,756	80,636	—	—	57,908	1,365	—
	2008	321,046	1,732	87,050	—	—	70,015	1,452	—
	2007	511,345	1,343	130,017	—	—	88,337	1,319	—
	2006	485,791	1,450	130,309	—	—	106,769	3,345	—
	2005	539,098	2,573	124,256	—	—	83,235	3,007	—
	2004	393,261	4,391	117,461	—	—	61,237	3,140	—
	2003	275,853	3,425	88,649	—	—	62,128	1,842	—
Invesco V.I. Government Securities Fund Series I	2012	312,952	12,337	64,326	1,643	—	65,149	10,239	3,551
	2011	370,943	32,504	57,976	3,973	—	75,534	16,814	4,477
	2010	465,986	45,825	90,689	4,837	—	111,875	17,380	4,779
	2009	662,250	78,391	131,328	5,047	—	139,529	24,441	4,790
	2008	885,708	103,138	111,392	6,287	—	153,816	22,641	5,155
	2007	677,069	167,377	105,599	10,524	—	176,019	29,504	6,975
	2006	767,989	174,764	134,168	12,590	—	189,293	46,573	9,232
	2005	946,910	194,038	154,149	13,441	—	237,538	57,762	11,159
	2004	1,068,454	211,114	200,907	13,552	—	274,282	70,084	12,196
	2003	1,309,533	211,960	236,188	14,550	—	302,759	69,805	12,697

APPENDIX	PROSPECTUS	77

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Invesco V.I. Core Equity Fund Series I	2012	449,812	291	89,864	468	—	80,157	731	—
	2011	558,649	1,216	117,901	553	—	90,358	725	—
	2010	646,234	5,740	145,637	1,535	—	116,948	138	—
	2009	719,028	5,991	190,499	1,552	—	129,547	2,602	—
	2008	871,142	11,792	230,769	1,633	—	157,028	8,775	—
	2007	1,157,112	12,591	267,562	1,363	—	204,929	6,503	—
	2006	1,420,156	14,576	344,176	1,390	—	263,013	7,541	—
	2005	1,729,664	23,183	407,721	1,614	—	330,537	7,950	—
	2004	2,102,764	31,017	537,136	4,088	—	405,276	8,612	—
	2003	2,406,135	33,494	592,596	4,347	—	465,331	8,779	—
Invesco V.I. Government Securities Fund Series II	2012	211,216	31,935	32,202	2,014	—	44,816	9,973	7,591
	2011	243,693	48,597	39,859	2,227	—	57,482	17,367	7,693
Invesco Van Kampen V.I. Growth and Income Fund Series II	2012	215,882	10,441	30,066	769	—	64,977	10,473	2,874
	2011	243,920	13,057	34,375	905	—	78,834	11,101	3,199
	2010	309,677	14,162	49,107	2,015	—	112,933	12,628	3,295
	2009	347,633	22,145	75,818	2,165	—	130,892	15,618	3,623
	2008	459,215	31,661	94,883	2,460	—	160,959	17,780	4,350
	2007	596,883	27,780	116,611	1,858	—	187,142	18,117	3,505
	2006	674,594	31,941	142,682	1,965	—	188,473	18,136	3,803
	2005	684,532	38,800	172,404	2,154	—	205,145	24,936	4,165
	2004	600,559	39,191	160,199	940	—	206,267	26,855	4,566
	2003	379,464	37,186	121,860	960	—	128,348	20,473	5,024
Invesco Van Kampen V.I. Government Fund Series II	2012	—	—	—	—	—	—	—	—
	2011	—	—	—	—	—	—	—	—
	2010	263,565	60,102	50,793	3,812	—	64,315	16,745	7,251
	2009	361,455	85,726	61,723	3,825	—	80,811	23,640	7,407
	2008	470,630	92,779	73,238	4,953	—	105,517	21,847	8,169
	2007	578,605	143,008	76,740	7,376	—	124,452	35,688	11,027
	2006	675,865	147,574	102,783	7,456	—	124,379	43,444	13,705
	2005	847,815	162,081	118,329	7,365	—	146,942	48,112	16,963
	2004	912,724	177,613	128,431	5,798	—	151,453	54,194	25,077
	2003	859,725	143,331	139,696	5,631	—	132,495	47,950	25,897
AllianceBernstein VPS Growth & Income Portfolio Class B	2012	153,865	5,612	16,256	1,301	—	55,705	5,038	682
	2011	174,295	12,105	18,434	1,360	—	59,597	7,339	712
	2010	197,767	14,757	15,713	1,345	—	72,951	7,972	690
	2009	227,167	18,586	17,893	1,664	—	81,215	12,234	800
	2008	280,520	23,148	20,408	1,685	—	89,665	12,640	881
	2007	337,700	19,582	35,041	4,933	—	103,267	17,953	657
	2006	424,055	22,383	62,027	4,993	—	104,920	18,207	661
	2005	421,141	29,258	58,404	5,079	—	103,781	19,857	692
	2004	443,665	31,202	63,880	5,120	—	124,488	23,935	2,206
	2003	277,853	22,966	45,911	3,773	—	56,236	25,966	1,804
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2012	44,521	1,596	2,917	—	—	19,236	5,934	—
	2011	67,513	3,422	3,021	—	—	25,344	6,616	—
	2010	77,251	5,110	2,899	—	—	34,510	7,655	—
	2009	127,094	8,400	3,112	—	—	35,699	9,069	—
	2008	131,781	12,665	6,426	—	—	45,514	8,447	—
	2007	157,820	11,062	7,972	—	—	53,482	6,882	—
	2006	178,072	13,355	10,488	—	—	69,555	7,096	—
	2005	197,552	13,469	11,571	—	—	61,161	6,550	—
	2004	135,165	19,218	20,934	—	—	65,880	9,029	3,273
	2003	114,440	15,828	22,309	—	—	45,407	6,916	3,715

78	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2012	85,471	960	6,229	—	—	5,606	—	—
	2011	92,043	2,561	7,487	—	—	8,401	—	—
	2010	118,584	8,112	12,078	—	—	13,795	342	—
	2009	116,394	9,090	9,121	—	—	17,512	365	—
	2008	107,098	12,252	10,864	—	—	17,899	420	—
	2007	133,161	10,751	12,802	—	—	22,765	453	—
	2006	141,146	13,080	16,788	—	—	23,646	538	—
	2005	143,107	14,061	16,006	—	—	24,227	776	—
	2004	192,961	14,418	36,065	—	—	27,058	599	200
	2003	152,722	13,014	40,827	—	—	25,621	344	—
AllianceBernstein VPS Value Portfolio Class B	2012	66,507	1,693	4,014	—	—	10,672	5,023	2,413
	2011	81,061	3,659	4,332	—	—	13,080	5,509	2,647
	2010	97,693	4,254	6,431	—	—	19,324	6,280	2,710
	2009	103,887	7,723	14,394	—	—	37,847	6,763	2,974
	2008	193,457	9,171	15,450	—	—	54,993	7,250	3,423
	2007	248,578	11,268	40,398	568	—	65,442	5,571	2,646
	2006	365,013	10,418	48,121	627	—	74,548	5,716	4,036
	2005	337,696	16,585	41,017	667	—	65,166	6,044	4,432
	2004	300,198	17,558	31,867	683	—	69,329	6,778	5,599
	2003	164,578	14,762	23,771	711	—	29,279	6,793	5,880
Davis Financial Portfolio	2012	153,506	5,100	49,281	—	—	30,768	2,710	3,869
	2011	189,857	6,166	59,774	—	—	34,681	3,053	4,764
	2010	230,721	7,419	77,986	—	—	42,035	3,909	4,590
	2009	265,576	10,510	96,352	—	—	49,074	5,254	4,961
	2008	325,596	13,818	101,429	—	—	56,008	5,720	6,395
	2007	430,798	12,463	134,497	—	—	74,070	6,054	4,451
	2006	562,445	14,386	184,818	—	—	94,268	8,693	4,247
	2005	606,955	20,410	194,576	—	—	102,308	10,296	12,199
	2004	688,113	23,389	211,874	640	—	108,915	11,722	13,038
	2003	628,845	21,368	243,928	727	—	100,111	10,509	13,582
Davis Real Estate Portfolio	2012	216,792	7,167	36,252	—	—	24,839	6,855	—
	2011	233,371	10,523	39,218	—	—	33,693	6,869	—
	2010	279,352	11,258	50,242	—	—	40,029	7,345	—
	2009	329,324	15,325	62,260	—	—	48,993	8,723	—
	2008	423,518	16,876	64,683	—	—	66,002	10,907	597
	2007	579,494	18,255	97,865	—	—	104,694	13,486	538
	2006	1,043,566	25,003	165,288	—	—	128,936	15,276	1,119
	2005	1,098,760	30,057	180,369	—	—	134,860	15,742	1,323
	2004	1,150,268	35,534	198,245	—	—	142,666	18,070	1,861
	2003	810,735	29,539	177,570	—	—	95,623	16,367	1,718
Davis Value Portfolio	2012	659,329	11,296	111,247	—	—	127,806	11,555	2,763
	2011	841,275	22,382	131,519	—	—	144,640	16,364	3,076
	2010	1,041,010	33,171	171,778	492	—	203,021	20,589	3,168
	2009	1,249,523	59,759	216,689	500	—	247,041	33,471	3,483
	2008	1,534,009	76,469	265,869	2,274	—	305,959	39,830	4,529
	2007	2,013,933	74,399	410,909	4,553	—	402,430	36,196	3,683
	2006	2,428,992	81,036	523,335	5,488	—	459,593	40,757	5,301
	2005	2,545,061	92,288	613,136	5,851	—	456,829	43,417	20,348
	2004	2,682,743	109,937	672,445	10,931	—	474,047	35,025	21,356
	2003	2,518,963	106,707	724,432	12,693	—	403,037	29,580	23,119
Fidelity VIP Contrafund Portfolio Service Class	2012	1,389,311	26,944	336,085	—	—	230,558	30,740	2,708
	2011	1,642,947	44,018	395,682	—	—	282,268	36,674	3,015
	2010	1,953,925	53,091	470,141	551	—	375,284	45,314	3,105
	2009	2,270,370	83,152	589,717	557	—	447,371	59,740	3,414
	2008	2,692,531	116,943	697,454	2,475	—	533,378	69,447	4,099
	2007	3,521,475	98,735	914,485	4,614	—	695,787	69,011	3,303
	2006	4,044,883	115,246	1,091,923	4,768	—	747,920	78,597	3,584
	2005	4,243,349	134,136	1,154,374	5,035	—	788,616	91,006	3,924
	2004	3,950,530	163,933	1,175,792	9,108	—	760,812	83,093	4,735
	2003	3,097,966	166,142	1,125,707	10,550	—	555,413	71,915	4,734

APPENDIX	PROSPECTUS	79

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Fidelity VIP Equity-Income Portfolio Service Class	2012	769,022	11,361	125,950	3,404	—	139,036	12,704	2,548
	2011	849,301	21,839	144,405	5,921	—	172,172	17,214	2,796
	2010	1,024,461	34,757	184,981	6,293	—	217,696	20,324	2,863
	2009	1,255,757	48,936	224,516	7,026	—	285,006	23,347	3,142
	2008	1,568,452	76,701	279,412	7,771	—	365,218	25,652	3,616
	2007	2,189,739	73,505	388,188	11,898	—	501,033	28,731	2,795
	2006	2,499,838	80,951	486,750	14,623	—	572,440	37,739	2,830
	2005	2,792,147	98,379	575,727	16,128	—	676,956	46,722	3,203
	2004	2,994,047	112,624	675,858	13,813	—	780,622	58,059	11,126
	2003	2,655,606	105,039	694,686	13,564	—	630,289	57,627	11,169
Fidelity VIP Growth Opportunities Portfolio Service Class	2012	276,138	6,135	40,048	1,271	—	39,154	7,766	—
	2011	308,237	10,429	51,930	1,495	—	48,743	8,255	—
	2010	360,854	11,865	70,312	3,112	—	51,868	7,247	—
	2009	506,216	21,139	128,881	3,363	—	61,049	8,363	—
	2008	456,571	22,415	73,551	3,823	—	70,989	8,861	—
	2007	659,198	17,017	188,314	2,883	—	87,691	5,892	—
	2006	568,255	19,022	134,600	3,073	—	109,681	6,574	1,362
	2005	667,539	22,690	150,654	4,215	—	137,947	9,784	1,407
	2004	783,785	24,229	276,048	4,284	—	144,465	11,073	1,413
	2003	952,861	19,546	272,368	4,574	—	96,467	11,109	1,425
Fidelity VIP Mid Cap Portfolio Service Class	2012	626,651	3,948	109,736	521	—	112,384	10,123	846
	2011	744,216	9,903	130,133	805	—	136,894	11,966	901
	2010	890,982	13,808	170,079	1,285	—	177,832	14,431	874
	2009	1,057,358	20,191	209,414	1,480	—	215,277	18,577	1,013
	2008	1,328,394	33,118	251,316	2,714	—	269,427	21,220	1,823
	2007	1,762,898	29,381	353,183	3,075	—	368,638	21,556	1,412
	2006	2,085,933	36,452	451,816	4,059	—	409,565	24,123	1,758
	2005	2,352,457	45,423	506,444	4,445	—	433,920	25,544	2,524
	2004	2,400,285	56,053	517,919	4,915	—	457,145	25,418	3,908
	2003	1,947,861	53,869	448,165	4,885	—	369,073	20,038	4,546
Templeton Growth Securities Fund Class 2	2012	317,249	4,569	44,258	—	—	48,063	6,607	246
	2011	345,424	6,296	51,710	—	—	57,086	7,637	261
	2010	413,607	7,703	69,681	—	—	84,855	8,873	240
	2009	462,191	13,048	87,641	—	—	120,201	14,031	256
	2008	501,984	20,649	106,607	—	—	136,006	15,489	342
	2007	732,840	17,445	158,696	—	—	159,482	13,899	235
	2006	830,166	20,017	180,271	—	—	178,259	15,341	374
	2005	771,156	25,220	164,086	—	—	187,293	17,436	1,048
	2004	658,517	31,287	117,344	—	—	173,642	15,356	2,271
	2003	319,090	22,874	65,339	—	—	63,049	13,428	2,630
Janus Aspen Enterprise Portfolio Institutional Shares	2012	557,719	322	102,877	—	—	97,370	119	—
	2011	644,350	1,134	117,301	—	—	105,965	558	—
	2010	728,367	1,950	136,915	—	—	129,588	720	—
	2009	822,284	3,665	166,183	—	—	158,329	2,448	—
	2008	937,847	7,468	209,680	—	—	189,478	3,635	—
	2007	1,113,587	8,117	240,845	696	—	211,588	2,581	—
	2006	1,383,122	10,060	265,774	781	—	249,024	4,806	—
	2005	1,570,902	11,465	326,217	954	—	298,198	11,402	—
	2004	1,812,271	21,700	400,361	1,051	—	346,669	28,862	—
	2003	2,030,971	27,634	564,915	1,804	—	378,885	44,067	—

80	PROSPECTUS	APPENDIX

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
Janus Aspen Forty Portfolio Institutional Shares	2012	444,435	590	151,481	390	—	104,758	6,367	247
	2011	515,036	1,338	174,304	460	—	107,855	5,996	262
	2010	626,046	2,327	217,145	461	—	126,566	5,460	241
	2009	727,987	3,632	266,438	462	—	154,438	5,950	257
	2008	816,490	4,875	314,467	463	—	187,396	7,682	343
	2007	935,394	5,997	359,607	450	—	223,252	6,749	236
	2006	1,115,590	8,578	429,913	1,310	—	289,419	6,991	249
	2005	1,423,960	11,573	533,176	1,311	—	311,061	6,785	258
	2004	1,624,365	16,198	617,239	2,110	—	356,126	6,578	678
	2003	1,797,022	16,774	722,047	2,270	—	346,510	5,873	738
Janus Aspen Janus Portfolio Institutional Shares	2012	370,702	1,230	69,390	—	—	52,740	7,075	—
	2011	431,417	6,528	82,422	—	—	66,235	7,623	—
	2010	498,213	10,230	101,965	1,028	—	72,915	15,652	—
	2009	541,094	15,900	117,530	1,039	—	74,507	18,242	—
	2008	631,196	22,098	134,205	1,105	—	91,449	20,880	—
	2007	849,591	23,146	178,584	1,162	—	131,544	17,934	—
	2006	1,014,363	38,997	232,996	1,226	—	170,376	26,033	—
	2005	1,250,400	46,745	308,098	1,502	—	207,728	29,879	—
	2004	1,554,605	60,039	412,399	1,549	—	272,760	39,448	—
	2003	1,752,385	62,866	525,471	1,568	—	303,120	44,253	—
Janus Aspen Worldwide Portfolio Institutional Shares	2012	423,144	685	119,237	—	—	110,817	637	—
	2011	529,896	952	142,744	1,524	—	129,893	638	400
	2010	631,520	1,603	178,188	1,836	—	139,051	—	345
	2009	713,436	6,723	221,153	1,960	—	169,112	2,439	355
	2008	877,448	8,554	254,572	2,122	—	188,743	3,682	350
	2007	1,167,104	10,391	325,263	1,759	—	243,470	2,538	296
	2006	1,312,690	15,258	405,933	1,936	—	306,109	9,919	383
	2005	1,573,091	22,049	540,640	2,058	—	358,055	13,224	484
	2004	1,988,401	23,830	685,517	2,155	—	444,899	25,399	537
	2003	2,242,493	31,897	839,525	2,191	—	511,130	24,669	590
MFS Growth Series Initial Class	2012	194,311	2,167	44,706	—	—	41,784	5,525	714
	2011	222,134	3,571	49,101	83	—	50,198	6,356	761
	2010	263,084	4,851	58,745	846	—	59,385	7,473	751
	2009	298,684	11,155	66,773	941	—	70,319	11,390	893
	2008	333,416	16,509	97,496	1,092	—	78,259	12,405	1,125
	2007	430,599	22,555	115,439	1,554	—	109,333	10,632	847
	2006	492,650	25,914	127,344	1,806	—	163,755	13,923	972
	2005	598,719	28,875	168,223	1,957	—	194,944	19,443	1,101
	2004	732,539	35,716	200,766	3,081	—	228,621	20,721	1,273
	2003	843,274	30,311	210,417	3,203	—	214,677	19,815	1,445
MFS Investors Trust Series Initial Class	2012	511,433	1,258	165,477	1,740	—	36,862	681	3,758
	2011	553,985	10,282	191,963	1,819	—	41,077	697	4,133
	2010	625,462	12,497	225,952	1,799	—	46,576	689	4,209
	2009	705,091	14,360	266,367	2,225	—	70,438	764	4,672
	2008	795,093	18,988	327,464	2,253	—	85,870	2,684	5,523
	2007	949,947	20,973	388,599	1,760	—	116,068	2,824	4,393
	2006	1,035,349	24,884	484,530	1,756	—	151,555	3,443	6,061
	2005	1,279,637	34,020	623,747	1,813	—	173,265	5,932	6,519
	2004	1,541,633	38,516	806,400	1,843	—	201,864	17,422	8,597
	2003	1,727,719	36,543	951,551	—	—	200,740	25,687	8,646
MFS New Discovery Series Initial Class	2012	122,944	5,278	26,923	—	—	28,372	101	—
	2011	139,325	10,784	32,230	—	—	32,499	209	—
	2010	178,475	17,756	31,329	80	—	48,446	762	—
	2009	198,286	32,742	34,895	92	—	55,724	1,672	—
	2008	240,838	48,504	48,508	100	—	65,214	2,124	—
	2007	313,901	44,795	45,460	324	—	77,671	2,268	—
	2006	386,237	51,641	70,419	815	—	92,855	6,258	—
	2005	441,158	60,012	82,850	904	—	103,165	12,323	—
	2004	594,134	72,697	125,295	1,487	—	120,630	21,027	—
	2003	628,408	71,610	166,380	2,328	—	118,123	25,275	—

APPENDIX	PROSPECTUS	81

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	CONTRACT TYPE
INVESTMENT OPTION	YEAR END	BASIC	LB or EB	7 Yr EDB	7 Yr EDB and LB or EB	7 Yr EDB LB and EB	CAEDB	CAEDB and LB or EB	CAEDB LB and EB
MFS Research Bond Series Initial Class	2012	84,607	981	11,086	—	—	9,141	581	—
	2011	82,699	1,122	14,314	—	—	7,030	1,538	—
	2010	90,205	6,530	15,504	—	—	8,796	1,587	—
	2009	103,025	7,041	16,978	—	—	22,303	1,749	—
	2008	127,315	8,411	20,986	—	—	24,261	1,867	—
	2007	212,663	6,791	56,478	468	—	35,621	1,587	—
	2006	194,906	10,408	31,096	484	—	39,551	5,344	313
	2005	359,085	11,862	36,951	502	—	54,130	6,343	1,903
	2004	329,426	12,520	43,926	1,834	—	57,894	6,693	3,250
	2003	259,556	12,473	53,190	3,123	—	54,979	5,804	4,176
MFS Total Return Series Initial Class	2012	1,214,216	7,935	188,712	—	3,739	204,510	8,871	589
	2011	1,540,357	17,971	216,343	75	3,818	222,215	9,426	1,586
	2010	1,936,226	19,665	271,128	1,080	3,774	316,245	12,077	1,537
	2009	2,302,394	30,703	308,686	1,105	3,774	406,128	14,944	956
	2008	2,788,342	43,718	388,431	1,160	3,795	489,684	17,247	1,890
	2007	3,523,858	46,045	525,456	6,206	3,401	652,184	17,167	1,812
	2006	4,077,733	50,540	627,094	6,458	3,418	733,806	23,380	2,078
	2005	4,754,060	62,420	745,735	6,838	3,494	821,386	33,388	16,072
	2004	4,777,762	69,907	791,967	7,184	3,551	869,591	35,090	16,955
	2003	4,071,726	68,618	729,008	7,634	3,692	704,913	27,870	17,788
Jennison Portfolio Class II	2012	27,650	2,147	3,435	—	—	22,130	—	—
	2011	30,225	6,707	3,870	—	—	22,825	—	—
	2010	35,882	6,749	4,255	—	—	25,939	—	—
	2009	45,146	15,319	4,479	—	—	27,236	—	—
	2008	46,659	17,833	14,002	—	—	27,670	—	—
	2007	59,024	14,067	16,809	—	—	27,390	—	—
	2006	75,769	15,137	20,469	—	—	27,193	2,336	—
	2005	111,979	17,849	10,063	—	—	25,555	2,356	—
	2004	126,569	24,464	9,357	—	—	25,249	2,504	—
	2003	133,093	25,653	9,679	—	—	24,369	18,379	—

82	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 29, 2013

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name “The Guardian Investor Retirement Asset Manager”) dated April 29, 2013.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013285    5/06

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account E (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2012, 2011 and 2010, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $106,652,852, $83,040,563 and $58,532,089, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment

B-2

period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act (“DOMA”) does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore it is currently uncertain as to whether the spousal continuation provisions of this contract will be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE RS MONEY MARKET VIP SERIES

INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the RS Money Market VIP Series represents the net change, exclusive of gains and losses realized by the Investment Division of the RS Money Market VIP Series and unrealized appreciation and depreciation with respect to the RS Money Market VIP Series’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2012 was 0.01%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the RS Money Market VIP Series Investment Division for the 7-day period ended December 31, 2012 was 0.01%.

The current and effective yields of the RS Money Market VIP Series Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the RS Money Market VIP Series’ portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

B-4

EXPERTS

The statutory basis balance sheets of GIAC as of December 31, 2012 and 2011 and the related statutory basis statements of operations, of changes in surplus and of cash flows for each of the two years in the period ended December 31, 2012 and the statement of assets and liabilities of Separate Account E as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2012, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT E

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	2,024,744	1,035,543
Net asset value per share (NAV)	39.00	10.35

Total Assets (Shares x NAV)	$78,965,014	$10,717,872

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	36,815	8,820

Net Assets	$78,928,199	$10,709,052

Net Assets: Total
Contract Value in accumulation period	$78,735,940	$10,609,107
Contracts in Payout (annuitization) period	192,259	99,945

Net Assets	$78,928,199	$10,709,052

Total Units Outstanding	5,921,915	963,733

Unit Value (Accumulation, Lowest to Highest)	$12.70 to $13.62	$11.14 to $12.32

Cost of Shares in Underlying Fund	$60,179,956	$8,703,361

STATEMENT OF OPERATIONS Year Ended December 31, 2012

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2012 Investment Income
Income:
Reinvested dividends	$1,573,800	$204,498
Expenses:
Mortality expense risk and administrative charges	1,060,207	149,615

Net investment income/(expense)	513,593	54,883

2012 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	473,549	(98,812)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	473,549	(98,812)
Net change in unrealized appreciation/(depreciation) of investments	10,129,144	1,536,343

Net realized and unrealized gain/(loss) from investments	10,602,693	1,437,531

2012 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,116,286	$1,492,414

See notes to financial statements.

B-6

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

858,618	572,299	—	1,822,616	1,049,199	1,075,943	3,598,576
7.71	10.45	—	14.83	19.88	18.02	12.78

$6,619,943	$5,980,521	$—	$27,029,397	$20,858,077	$19,388,498	$45,989,796

8,499	7,734	—	11,102	14,530	11,279	21,206

$6,611,444	$5,972,787	$—	$27,018,295	$20,843,547	$19,377,219	$45,968,590

$6,541,151	$5,881,540	$—	$26,816,648	$20,763,986	$19,260,281	$45,093,837
70,293	91,247	—	201,647	79,561	116,938	874,753

$6,611,444	$5,972,787	$—	$27,018,295	$20,843,547	$19,377,219	$45,968,590

353,213	483,645	—	1,261,205	1,295,890	622,847	2,261,512

$17.48 to $18.72	$11.66 to $12.22	$—	$17.09 to $21.35	$15.53 to $16.67	$30.20 to $30.49	$14.82 to $20.31

$6,111,008	$6,027,537	$—	$21,521,608	$19,442,449	$18,591,675	$43,634,351

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

$430,436	$127,079	$—	$—	$232,813	$128,979	$1,326,406

93,862	69,987	14,180	375,375	273,037	269,953	627,810

336,574	57,092	(14,180)	(375,375)	(40,224)	(140,974)	698,596

516,993	(13,599)	656,745	(112,591)	610,153	(2,235,426)	529,704
—	2,702	—	—	—	677,217	713,579

516,993	(10,897)	656,745	(112,591)	610,153	(1,558,209)	1,243,283
(5,349)	44,702	(433,442)	4,124,808	2,635,571	4,059,456	380,744

511,644	33,805	223,303	4,012,217	3,245,724	2,501,247	1,624,027

$848,218	$90,897	$209,123	$3,636,842	$3,205,500	$2,360,273	$2,322,623

B-7

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	$—	$—

Cost of Shares in Underlying Fund	$—	$—

STATEMENT OF OPERATIONS Year Ended December 31, 2012 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

2012 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	9,145	2,439

Net investment income/(expense)	(9,145)	(2,439)

2012 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(77,241)	(35,370)
Reinvested realized gain distributions	—	4,954

Net realized gain/(loss) on investments	(77,241)	(30,416)
Net change in unrealized appreciation/(depreciation) of investments	106,075	56,177

Net realized and unrealized gain/(loss) from investments	28,834	25,761

2012 Net Increase/(Decrease) in Net Assets Resulting from Operations	$19,689	$23,322

See notes to financial statements.

B-8

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco Van Kampen V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Government Securities Series I

28,185,819	2,234,910	919,364	2,511,760	89,786	190,161	602,408
1.00	19.86	14.48	20.87	36.28	16.20	12.40

$28,185,819	$44,385,313	$13,312,385	$52,420,437	$3,257,424	$3,080,604	$7,469,854

879,477	25,561	14,696	29,384	9,426	8,256	11,079

$27,306,342	$44,359,752	$13,297,689	$52,391,053	$3,247,998	$3,072,348	$7,458,775

$27,232,669	$44,224,935	$13,247,072	$51,949,340	$3,246,649	$3,068,659	$7,403,751
73,673	134,817	50,617	441,713	1,349	3,689	55,024

$27,306,342	$44,359,752	$13,297,689	$52,391,053	$3,247,998	$3,072,348	$7,458,775

2,315,471	1,565,326	1,159,716	2,497,705	382,230	214,904	470,196

$9.53 to $11.96	$17.59 to $29.32	$7.52 to $11.58	$13.39 to $21.64	$6.82 to $8.59	$11.63 to $14.43	$13.30 to $15.92

$28,185,819	$40,412,294	$13,578,181	$48,466,401	$3,244,432	$2,821,217	$7,519,161

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco Van Kampen V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Government Securities Series I

$3,172	$625,048	$—	$343,573	$—	$99,679	$234,165

378,820	579,449	173,319	725,731	46,324	43,209	107,165

(375,648)	45,599	(173,319)	(382,158)	(46,324)	56,470	127,000

—	657,921	(343,700)	1,438,194	47,455	2,755	(30,388)
—	3,390,730	—	942,434	—	113,796	—

—	4,048,651	(343,700)	2,380,628	47,455	116,551	(30,388)
—	2,313,835	2,200,785	5,101,723	356,855	(104,144)	(7,332)

—	6,362,486	1,857,085	7,482,351	404,310	12,407	(37,720)

$(375,648)	$6,408,085	$1,683,766	$7,100,193	$357,986	$68,877	$89,280

B-9

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (continued)

	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II

Assets:
Shares owned in underlying fund	199,191	301,789
Net asset value per share (NAV)	30.14	12.29

Total Assets (Shares x NAV)	$6,003,614	$3,708,984

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	6,038	11,131

Net Assets	$5,997,576	$3,697,853

Net Assets: Total
Contract Value in accumulation period	$5,990,575	$3,633,483
Contracts in Payout (annuitization) period	7,001	64,370

Net Assets	$5,997,576	$3,697,853

Total Units Outstanding	621,324	339,748

Unit Value (Accumulation, Lowest to Highest)	$8.52 to $9.70	$10.58 to $10.71

Cost of Shares in Underlying Fund	$4,565,535	$3,509,067

STATEMENT OF OPERATIONS Year Ended December 31, 2012 (continued)

	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II

2012 Investment Income
Income:
Reinvested dividends	$62,552	$118,240
Expenses:
Mortality expense risk and administrative charges	87,773	56,888

Net investment income/(expense)	(25,221)	61,352

2012 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	286,726	67,626
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	286,726	67,626
Net change in unrealized appreciation/(depreciation) of investments	509,724	(94,089)

Net realized and unrealized gain/(loss) from investments	796,450	(26,463)

2012 Net Increase/(Decrease) in Net Assets Resulting from Operations	$771,229	$34,889

See notes to financial statements.

B-10

Investment Divisions
Invesco Van Kampen V.I. Growth and Income Series II	Invesco Van Kampen V.I. Government Series II	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial

241,820	—	152,791	29,850	60,925	100,648	265,443
20.03	—	20.66	30.38	16.42	10.54	11.55

$4,843,653	$—	$3,156,654	$906,845	$1,000,389	$1,060,834	$3,065,864

4,113	—	9,300	2,713	2,988	3,412	8,624

$4,839,540	$—	$3,147,354	$904,132	$997,401	$1,057,422	$3,057,240

$4,833,228	$—	$3,140,618	$901,672	$988,561	$1,056,230	$3,034,801
6,312	—	6,736	2,460	8,840	1,192	22,439

$4,839,540	$—	$3,147,354	$904,132	$997,401	$1,057,422	$3,057,240

335,481	—	238,459	74,204	98,266	90,323	245,233

$13.43 to $14.56	$—	$12.28 to $13.30	$11.66 to $12.30	$9.83 to $10.09	$10.90 to $11.81	$10.91 to $12.37

$4,481,425	$—	$2,928,125	$758,878	$1,024,294	$994,297	$2,905,976

Investment Divisions
Invesco Van Kampen V.I. Growth and Income Series II	Invesco Van Kampen V.I. Government Series II	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial

$62,130	$—	$42,641	$299	$—	$19,207	$60,086

67,562	—	45,065	14,489	14,284	15,744	44,964

(5,432)	—	(2,424)	(14,190)	(14,284)	3,463	15,122

(732,206)	—	(211,942)	129,997	21,890	(139,825)	(221,790)
—	—	—	—	—	—	19,089

(732,206)	—	(211,942)	129,997	21,890	(139,825)	(202,701)
1,322,319	—	691,792	29,757	115,542	284,109	696,900

590,113	—	479,850	159,754	137,432	144,284	494,199

$584,681	$—	$477,426	$145,564	$123,148	$147,747	$509,321

B-11

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (continued)

	Davis Real Estate	Davis Value

Assets:
Shares owned in underlying fund	732,281	1,114,249
Net asset value per share (NAV)	10.83	10.93

Total Assets (Shares x NAV)	$7,930,602	$12,178,743

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	10,908	12,686

Net Assets	$7,919,694	$12,166,057

Net Assets: Total
Contract Value in accumulation period	$7,639,877	$12,014,623
Contracts in Payout (annuitization) period	279,817	151,434

Net Assets	$7,919,694	$12,166,057

Total Units Outstanding	291,905	923,997

Unit Value (Accumulation, Lowest to Highest)	$25.95 to $29.64	$12.62 to $13.04

Cost of Shares in Underlying Fund	$6,537,127	$13,367,477

STATEMENT OF OPERATIONS Year Ended December 31, 2012 (continued)

	Davis Real Estate	Davis Value

2012 Investment Income
Income:
Reinvested dividends	$83,285	$200,491
Expenses:
Mortality expense risk and administrative charges	107,012	175,390

Net investment income/(expense)	(23,727)	25,101

2012 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(201,186)	34,007
Reinvested realized gain distributions	—	735,101

Net realized gain/(loss) on investments	(201,186)	769,108
Net change in unrealized appreciation/(depreciation) of investments	1,350,975	687,750

Net realized and unrealized gain/(loss) from investments	1,149,789	1,456,858

2012 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,126,062	$1,481,959

See notes to financial statements.

B-12

Investment Divisions
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares

1,261,524	700,188	151,252	1,080,458	479,082	217,280	257,009
26.36	19.87	21.76	30.39	11.97	44.77	40.95

$33,253,762	$13,912,740	$3,291,242	$32,835,114	$5,734,613	$9,727,635	$10,524,507

18,825	7,631	9,347	16,733	5,577	6,203	8,544

$33,234,937	$13,905,109	$3,281,895	$32,818,381	$5,729,036	$9,721,432	$10,515,963

$32,671,999	$13,660,195	$3,270,992	$32,274,449	$5,581,595	$9,696,572	$10,371,741
562,938	244,914	10,903	543,932	147,441	24,860	144,222

$33,234,937	$13,905,109	$3,281,895	$32,818,381	$5,729,036	$9,721,432	$10,515,963

2,016,346	1,064,026	370,511	864,208	420,993	758,408	708,267

$16.34 to $16.79	$12.40 to $12.85	$8.78 to $8.84	$20.95 to $37.97	$12.32 to $13.34	$8.10 to $13.04	$14.75 to $17.07

$33,500,472	$15,331,858	$2,706,282	$31,799,524	$5,891,856	$6,417,802	$8,484,993

Investment Divisions
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares

$412,208	$410,910	$10,019	$169,942	$111,562	$—	$74,540

469,116	187,941	47,880	457,788	73,940	131,830	144,027

(56,908)	222,969	(37,861)	(287,846)	37,622	(131,830)	(69,487)

(1,612,138)	(656,445)	731,803	(8,254,081)	(411,545)	907,609	846,511
—	887,932	—	2,596,097	—	—	—

(1,612,138)	231,487	731,803	(5,657,984)	(411,545)	907,609	846,511
6,495,015	1,580,876	(153,708)	10,268,268	1,349,241	669,207	1,333,822

4,882,877	1,812,363	578,095	4,610,284	937,696	1,576,816	2,180,333

$4,825,969	$2,035,332	$540,234	$4,322,438	$975,318	$1,444,986	$2,110,846

B-13

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (continued)

	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares

Assets:
Shares owned in underlying fund	179,863	205,916
Net asset value per share (NAV)	26.45	30.74

Total Assets (Shares x NAV)	$4,757,372	$6,329,848

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,904	7,527

Net Assets	$4,754,468	$6,322,321

Net Assets: Total
Contract Value in accumulation period	$4,744,625	$6,290,419
Contracts in Payout (annuitization) period	9,843	31,902

Net Assets	$4,754,468	$6,322,321

Total Units Outstanding	501,137	654,518

Unit Value (Accumulation, Lowest to Highest)	$7.82 to $9.57	$7.03 to $9.77

Cost of Shares in Underlying Fund	$3,563,301	$5,612,569

STATEMENT OF OPERATIONS Year Ended December 31, 2012 (continued)

	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares

2012 Investment Income
Income:
Reinvested dividends	$27,310	$55,655
Expenses:
Mortality expense risk and administrative charges	67,067	90,683

Net investment income/(expense)	(39,757)	(35,028)

2012 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	319,544	360,518
Reinvested realized gain distributions	86,319	—

Net realized gain/(loss) on investments	405,863	360,518
Net change in unrealized appreciation/(depreciation) of investments	413,974	774,985

Net realized and unrealized gain/(loss) from investments	819,837	1,135,503

2012 Net Increase/(Decrease) in Net Assets Resulting from Operations	$780,080	$1,100,475

See notes to financial statements.

B-14

Investment Divisions
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class	Jennison Class II

112,780	467,494	230,600	58,065	1,322,633	22,950
28.83	22.93	15.72	21.85	20.05	26.49

$3,251,434	$10,719,632	$3,625,034	$1,268,723	$26,518,783	$607,946

9,383	8,265	10,261	3,296	20,884	2,188

$3,242,051	$10,711,367	$3,614,773	$1,265,427	$26,497,899	$605,758

$3,239,543	$10,685,200	$3,591,732	$1,265,339	$26,252,611	$605,758
2,508	26,167	23,041	88	245,288	—

$3,242,051	$10,711,367	$3,614,773	$1,265,427	$26,497,899	$605,758

289,206	721,208	183,618	106,396	1,628,572	55,362

$11.43 to $14.20	$12.92 to $15.15	$14.48 to $19.79	$10.61 to $11.95	$13.26 to $16.21	$10.78 to $11.10

$2,178,564	$8,904,823	$3,415,248	$1,032,919	$25,317,847	$484,388

Investment Divisions
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class	Jennison Class II

$—	$92,675	$—	$10,051	$751,636	$—

45,031	142,258	51,234	16,179	374,046	9,727

(45,031)	(49,583)	(51,234)	(6,128)	377,590	(9,727)

218,240	590,125	228,083	28,618	(125,624)	40,897
—	—	332,975	—	—	—

218,240	590,125	561,058	28,618	(125,624)	40,897
312,790	1,163,266	137,705	152,494	2,456,064	49,706

531,030	1,753,391	698,763	181,112	2,330,440	90,603

$485,999	$1,703,808	$647,529	$174,984	$2,708,030	$80,876

B-15

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2011 and 2012

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$(337,786)	$36,669
Net realized gain/(loss) from sale of investments	82,161	140,881
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(9,211,457)	(95,812)

Net increase/(decrease) resulting from operations	(9,467,082)	81,738

2011 Contract Transactions
Contract purchase payments	2,176,009	113,231
Transfers between investment divisions, net	(2,965,746)	(322,521)
Transfers on account of death	(353,053)	(316,360)
Contract fees	(92,591)	(9,226)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,078,562)	(2,354,343)
Transfers–other	3,362	(2,795)

Net increase/(decrease) from contract transactions	(12,310,581)	(2,892,014)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(21,777,663)	(2,810,276)
Net Assets at December 31, 2010	99,854,763	14,038,358

Net Assets at December 31, 2011	$78,077,100	$11,228,082

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$513,593	$54,883
Net realized gain/(loss) from sale of investments	473,549	(98,812)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	10,129,144	1,536,343

Net increase/(decrease) resulting from operations	11,116,286	1,492,414

2012 Contract Transactions
Contract purchase payments	1,595,577	120,214
Transfers between investment divisions, net	(2,059,653)	(165,163)
Transfers on account of death	(626,273)	(186,513)
Contract fees	(81,547)	(8,519)
Transfers for annuity benefits, surrenders and partial withdrawals	(9,093,170)	(1,777,484)
Transfers–other	(121)	6,021

Net increase/(decrease) from contract transactions	(10,265,187)	(2,011,444)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	851,099	(519,030)
Net Assets at December 31, 2011	78,077,100	11,228,082

Net Assets at December 31, 2012	$78,928,199	$10,709,052

See notes to financial statements.

B-16

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Partners VIP Series	RS Small Cap Growth Equity VIP Series	RS International Growth VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series

$475,830	$55,546	$(52,038)	$(405,957)	$(56,545)	$(342,698)	$1,172,175
(172,196)	62,206	195,103	(353,547)	1,351,877	(3,155,908)	334,827
—	2,833	—	—	192,310	2,847,332	475,452
(62,148)	(89,787)	(471,194)	(222,223)	(4,506,766)	(5,672,627)	749,454

241,486	30,798	(328,129)	(981,727)	(3,019,124)	(6,323,901)	2,731,908

58,461	102,101	27,505	945,186	916,278	483,702	1,085,003
(373,943)	953,980	(138,540)	(405,660)	(887,669)	(3,494,677)	711,561
(18,479)	(14,555)	(28,676)	(151,625)	(188,756)	(41,159)	(175,458)
(3,700)	(2,266)	(2,095)	(20,232)	(13,082)	(15,302)	(24,748)
(2,014,391)	(1,531,006)	(914,560)	(4,097,531)	(3,136,125)	(4,287,171)	(7,909,192)
(178)	73	(1,735)	2,239	16,557	2,164	(553)

(2,352,230)	(491,673)	(1,058,101)	(3,727,623)	(3,292,797)	(7,352,443)	(6,313,387)

—	—	—	—	—	—	—

(2,110,744)	(460,875)	(1,386,230)	(4,709,350)	(6,311,921)	(13,676,344)	(3,581,479)
9,112,114	5,721,154	4,420,726	31,413,916	26,608,364	33,925,894	52,287,556

$7,001,370	$5,260,279	$3,034,496	$26,704,566	$20,296,443	$20,249,550	$48,706,077

$336,574	$57,092	$(14,180)	$(375,375)	$(40,224)	$(140,974)	$698,596
516,993	(13,599)	656,745	(112,591)	610,153	(2,235,426)	529,704
—	2,702	—	—	—	677,217	713,579
(5,349)	44,702	(433,442)	4,124,808	2,635,571	4,059,456	380,744

848,218	90,897	209,123	3,636,842	3,205,500	2,360,273	2,322,623

118,483	39,003	8,661	605,609	573,242	297,213	1,087,722
477,496	2,777,911	(3,122,524)	(857,095)	(621,814)	(728,043)	1,649,635
(153,984)	(36,679)	(1,907)	(142,288)	(182,013)	(88,567)	(813,528)
(3,248)	(2,053)	(723)	(17,849)	(10,755)	(12,769)	(22,704)
(1,684,327)	(2,156,569)	(127,125)	(2,911,429)	(2,417,142)	(2,699,620)	(6,959,745)
7,436	(2)	(1)	(61)	86	(818)	(1,490)

(1,238,144)	621,611	(3,243,619)	(3,323,113)	(2,658,396)	(3,232,604)	(5,060,110)

—	—	—	—	—	—	—

(389,926)	712,508	(3,034,496)	313,729	547,104	(872,331)	(2,737,487)
7,001,370	5,260,279	3,034,496	26,704,566	20,296,443	20,249,550	48,706,077

$6,611,444	$5,972,787	$—	$27,018,295	$20,843,547	$19,377,219	$45,968,590

B-17

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2011 and 2012 (continued)

	RS Global Natural Resources VIP Series	RS Value VIP Series

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$(41,514)	$(9,813)
Net realized gain/(loss) from sale of investments	719,257	43,740
Reinvested realized gain distributions	—	41,815
Net change in unrealized appreciation/(depreciation) of investments	(919,671)	(177,012)

Net increase/(decrease) resulting from operations	(241,928)	(101,270)

2011 Contract Transactions
Contract purchase payments	36,767	3,530
Transfers between investment divisions, net	(471,514)	(204,487)
Transfers on account of death	(22,705)	(12,218)
Contract fees	(1,659)	(421)
Transfers for annuity benefits, surrenders and partial withdrawals	(726,719)	(109,814)
Transfers–other	46	—

Net increase/(decrease) from contract transactions	(1,185,784)	(323,410)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,427,712)	(424,680)
Net Assets at December 31, 2010	3,702,399	913,223

Net Assets at December 31, 2011	$2,274,687	$488,543

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,145)	$(2,439)
Net realized gain/(loss) from sale of investments	(77,241)	(35,370)
Reinvested realized gain distributions	—	4,954
Net change in unrealized appreciation/(depreciation) of investments	106,075	56,177

Net increase/(decrease) resulting from operations	19,689	23,322

2012 Contract Transactions
Contract purchase payments	17,049	1,166
Transfers between investment divisions, net	(1,972,738)	(501,910)
Transfers on account of death	(45,442)	(1,175)
Contract fees	(588)	(148)
Transfers for annuity benefits, surrenders and partial withdrawals	(292,657)	(9,798)
Transfers–other	—	—

Net increase/(decrease) from contract transactions	(2,294,376)	(511,865)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,274,687)	(488,543)
Net Assets at December 31, 2011	2,274,687	488,543

Net Assets at December 31, 2012	$—	$—

See notes to financial statements.

B-18

Investment Divisions
RS Money Market VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco Van Kampen V.I. American Franchise Series I	Invesco V.I. Utilities Series I	Invesco V.I. Government Securities Series I

$(417,215)	$(417,080)	$(175,200)	$(446,824)	$(46,534)	$51,607	$217,994
—	1,032,062	(1,282,389)	1,139,652	131,353	(493,146)	(112,794)
—	92,115	—	—	—	—	—
—	(1,298,552)	2,017,663	796,554	(415,084)	886,772	488,294

(417,215)	(591,455)	560,074	1,489,382	(330,265)	445,233	593,494

949,817	1,213,059	540,267	891,825	62,728	17,910	58,440
7,894,190	(885,863)	(473,553)	(1,895,038)	(142,731)	245,774	(412,483)
(113,166)	(378,391)	(120,712)	(255,040)	(7,983)	(40,439)	(50,632)
(29,374)	(27,712)	(9,472)	(44,937)	(3,745)	(2,453)	(5,305)
(12,509,998)	(7,441,691)	(1,555,558)	(8,557,494)	(539,129)	(512,391)	(2,268,436)
86,097	2,456	344	294	(40)	(824)	840

(3,722,434)	(7,518,142)	(1,618,684)	(9,860,390)	(630,900)	(292,423)	(2,677,576)

(118,695)	—	—	—	—	—	—

(4,258,344)	(8,109,597)	(1,058,610)	(8,371,008)	(961,165)	152,810	(2,084,082)
34,514,881	51,109,742	13,524,583	62,115,056	4,263,338	3,247,210	10,892,146

$30,256,537	$43,000,145	$12,465,973	$53,744,048	$3,302,173	$3,400,020	$8,808,064

$(375,648)	$45,599	$(173,319)	$(382,158)	$(46,324)	$56,470	$127,000
—	657,921	(343,700)	1,438,194	47,455	2,755	(30,388)
—	3,390,730	—	942,434	—	113,796	—
—	2,313,835	2,200,785	5,101,723	356,855	(104,144)	(7,332)

(375,648)	6,408,085	1,683,766	7,100,193	357,986	68,877	89,280

1,013,883	1,157,816	508,528	969,734	56,261	50,773	81,625
4,835,603	(971,823)	(225,481)	(1,772,347)	(41,205)	89,380	295,643
(1,141,279)	(364,273)	(63,928)	(902,234)	(38,677)	(12,875)	(145,749)
(26,697)	(24,901)	(8,914)	(40,581)	(3,411)	(2,349)	(4,626)
(7,950,851)	(4,852,604)	(1,061,671)	(6,703,821)	(385,116)	(521,516)	(1,665,460)
742,634	7,307	(584)	(3,939)	(13)	38	(2)

(2,526,707)	(5,048,478)	(852,050)	(8,453,188)	(412,161)	(396,549)	(1,438,569)

(47,840)	—	—	—	—	—	—

(2,950,195)	1,359,607	831,716	(1,352,995)	(54,175)	(327,672)	(1,349,289)
30,256,537	43,000,145	12,465,973	53,744,048	3,302,173	3,400,020	8,808,064

$27,306,342	$44,359,752	$13,297,689	$52,391,053	$3,247,998	$3,072,348	$7,458,775

B-19

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2011 and 2012 (continued)

	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$(29,924)	$(43,444)
Net realized gain/(loss) from sale of investments	187,982	6,057
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(223,700)	294,006

Net increase/(decrease) resulting from operations	(65,642)	256,619

2011 Contract Transactions
Contract purchase payments	65,124	25,826
Transfers between investment divisions, net	(118,246)	4,913,253
Transfers on account of death	(25,994)	(11,060)
Contract fees	(7,746)	(1,472)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,211,852)	(689,211)
Transfers–other	119	(330)

Net increase/(decrease) from contract transactions	(1,298,595)	4,237,006

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,364,237)	4,493,625
Net Assets at December 31, 2010	7,970,889	—

Net Assets at December 31, 2011	$6,606,652	$4,493,625

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(25,221)	$61,352
Net realized gain/(loss) from sale of investments	286,726	67,626
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	509,724	(94,089)

Net increase/(decrease) resulting from operations	771,229	34,889

2012 Contract Transactions
Contract purchase payments	96,634	42,523
Transfers between investment divisions, net	(319,793)	11,820
Transfers on account of death	(356,276)	(84,850)
Contract fees	(7,131)	(2,396)
Transfers for annuity benefits, surrenders and partial withdrawals	(793,593)	(797,759)
Transfers–other	(146)	1

Net increase/(decrease) from contract transactions	(1,380,305)	(830,661)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(609,076)	(795,772)
Net Assets at December 31, 2011	6,606,652	4,493,625

Net Assets at December 31, 2012	$5,997,576	$3,697,853

See notes to financial statements.

B-20

Investment Divisions
Invesco Van Kampen V.I. Growth and Income Series II	Invesco Van Kampen V.I. Government Series II	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS Value Class B	Davis Financial

$(23,193)	$187,735	$(11,029)	$(17,051)	$(15,795)	$(2,321)	$(6,207)
575,439	(102,480)	(184,252)	44,008	(30,879)	(226,732)	(131,160)
—	—	—	—	—	—	—
(738,758)	(58,181)	351,028	(67,894)	(384,213)	154,404	(207,144)

(186,512)	27,074	155,747	(40,937)	(430,887)	(74,649)	(344,511)

88,463	16,539	39,901	10,023	22,429	36,893	34,920
(352,865)	(5,161,457)	52,896	99,858	(118,899)	(53,188)	(138,876)
(26,116)	—	(17,381)	(52,935)	(6,809)	(38,522)	(12,773)
(3,489)	(1,355)	(1,576)	(777)	(800)	(665)	(3,578)
(1,266,630)	(677,725)	(497,386)	(357,459)	(345,748)	(215,648)	(664,782)
(2,767)	(45)	(143)	12,157	136	258	2,958

(1,563,404)	(5,824,043)	(423,689)	(289,133)	(449,691)	(270,872)	(782,131)

—	—	—	—	—	—	—

(1,749,916)	(5,796,969)	(267,942)	(330,070)	(880,578)	(345,521)	(1,126,642)
6,676,285	5,796,969	3,391,200	1,457,365	2,043,901	1,478,183	4,294,541

$4,926,369	$—	$3,123,258	$1,127,295	$1,163,323	$1,132,662	$3,167,899

$(5,432)	$—	$(2,424)	$(14,190)	$(14,284)	$3,463	$15,122
(732,206)	—	(211,942)	129,997	21,890	(139,825)	(221,790)
—	—	—	—	—	—	19,089
1,322,319	—	691,792	29,757	115,542	284,109	696,900

584,681	—	477,426	145,564	123,148	147,747	509,321

83,838	—	55,973	38,615	17,540	35,209	30,673
(122,101)	—	(10,175)	(150,355)	(150,921)	(80,672)	(108,545)
(19,728)	—	(8,659)	(43,815)	—	(21,652)	(6,690)
(3,127)	—	(1,461)	(747)	(626)	(574)	(3,271)
(610,338)	—	(488,986)	(212,221)	(155,061)	(155,298)	(532,499)
(54)	—	(22)	(204)	(2)	—	352

(671,510)	—	(453,330)	(368,727)	(289,070)	(222,987)	(619,980)

—	—	—	—	—	—	—

(86,829)	—	24,096	(223,163)	(165,922)	(75,240)	(110,659)
4,926,369	—	3,123,258	1,127,295	1,163,323	1,132,662	3,167,899

$4,839,540	$—	$3,147,354	$904,132	$997,401	$1,057,422	$3,057,240

B-21

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2011 and 2012 (continued)

	Davis Real Estate	Davis Value

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,306)	$(89,785)
Net realized gain/(loss) from sale of investments	(563,385)	374,806
Reinvested realized gain distributions	—	1,074,093
Net change in unrealized appreciation/(depreciation) of investments	1,131,294	(2,185,262)

Net increase/(decrease) resulting from operations	564,603	(826,148)

2011 Contract Transactions
Contract purchase payments	96,384	204,520
Transfers between investment divisions, net	(135,910)	(371,613)
Transfers on account of death	(12,860)	(166,706)
Contract fees	(5,249)	(10,697)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,351,064)	(3,495,236)
Transfers–other	541	47

Net increase/(decrease) from contract transactions	(1,408,158)	(3,839,685)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(843,555)	(4,665,833)
Net Assets at December 31, 2010	8,204,957	18,319,028

Net Assets at December 31, 2011	$7,361,402	$13,653,195

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,727)	$25,101
Net realized gain/(loss) from sale of investments	(201,186)	34,007
Reinvested realized gain distributions	—	735,101
Net change in unrealized appreciation/(depreciation) of investments	1,350,975	687,750

Net increase/(decrease) resulting from operations	1,126,062	1,481,959

2012 Contract Transactions
Contract purchase payments	135,233	151,475
Transfers between investment divisions, net	423,537	(366,975)
Transfers on account of death	(24,655)	(361,130)
Contract fees	(5,254)	(9,140)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,096,642)	(2,383,038)
Transfers–other	11	(289)

Net increase/(decrease) from contract transactions	(567,770)	(2,969,097)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	558,292	(1,487,138)
Net Assets at December 31, 2011	7,361,402	13,653,195

Net Assets at December 31, 2012	$7,919,694	$12,166,057

See notes to financial statements.

B-22

Investment Divisions
Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Templeton Growth Securities Class 2	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares

$(190,772)	$138,527	$(50,239)	$(502,943)	$3,296	$(141,355)	$(111,132)
(2,501,063)	(2,840,026)	888,827	7,716,110	(558,154)	1,275,929	1,218,179
—	—	—	65,998	—	—	—
1,391,716	2,663,100	(772,506)	(12,219,814)	52,691	(1,396,979)	(1,969,873)

(1,300,119)	(38,399)	66,082	(4,940,649)	(502,167)	(262,405)	(862,826)

749,247	353,134	62,928	391,802	142,115	163,965	148,106
(1,032,556)	(613,844)	313,317	(1,826,049)	(255,214)	(28,669)	(1,015,826)
(95,445)	(125,591)	(31,265)	(146,980)	(139,588)	(6,189)	(48,762)
(26,769)	(9,638)	(4,007)	(28,266)	(3,840)	(16,622)	(11,782)
(7,058,318)	(2,753,501)	(944,248)	(6,898,297)	(1,195,575)	(1,562,112)	(1,305,669)
(4,234)	133	(157)	1,920	14,760	(52)	71

(7,468,075)	(3,149,307)	(603,432)	(8,505,870)	(1,437,342)	(1,449,679)	(2,233,862)

—	—	—	—	—	—	—

(8,768,194)	(3,187,706)	(537,350)	(13,446,519)	(1,939,509)	(1,712,084)	(3,096,688)
43,270,291	16,896,500	3,760,277	48,041,380	7,270,533	11,340,405	12,851,428

$34,502,097	$13,708,794	$3,222,927	$34,594,861	$5,331,024	$9,628,321	$9,754,740

$(56,908)	$222,969	$(37,861)	$(287,846)	$37,622	$(131,830)	$(69,487)
(1,612,138)	(656,445)	731,803	(8,254,081)	(411,545)	907,609	846,511
—	887,932	—	2,596,097	—	—	—
6,495,015	1,580,876	(153,708)	10,268,268	1,349,241	669,207	1,333,822

4,825,969	2,035,332	540,234	4,322,438	975,318	1,444,986	2,110,846

414,960	140,654	44,814	284,315	111,247	95,283	121,849
(597,289)	151,398	54,913	(793,708)	124,636	(256,721)	178,139
(245,556)	(227,898)	(3,147)	(240,298)	(51,041)	(50,663)	(110,317)
(24,081)	(8,847)	(3,628)	(24,029)	(3,307)	(15,020)	(11,228)
(5,641,422)	(1,894,086)	(574,215)	(5,333,045)	(758,702)	(1,124,515)	(1,528,005)
259	(238)	(3)	7,847	(139)	(239)	(61)

(6,093,129)	(1,839,017)	(481,266)	(6,098,918)	(577,306)	(1,351,875)	(1,349,623)

—	—	—	—	—	—	—

(1,267,160)	196,315	58,968	(1,776,480)	398,012	93,111	761,223
34,502,097	13,708,794	3,222,927	34,594,861	5,331,024	9,628,321	9,754,740

$33,234,937	$13,905,109	$3,281,895	$32,818,381	$5,729,036	$9,721,432	$10,515,963

B-23

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2011 and 2012 (continued)

	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$(41,280)	$(61,281)
Net realized gain/(loss) from sale of investments	195,370	320,540
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(495,215)	(1,436,282)

Net increase/(decrease) resulting from operations	(341,125)	(1,177,023)

2011 Contract Transactions
Contract purchase payments	80,224	97,628
Transfers between investment divisions, net	(184,031)	(269,789)
Transfers on account of death	(19,861)	(13,906)
Contract fees	(7,059)	(9,587)
Transfers for annuity benefits, surrenders and partial withdrawals	(765,723)	(1,182,453)
Transfers–other	(235)	(166)

Net increase/(decrease) from contract transactions	(896,685)	(1,378,273)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,237,810)	(2,555,296)
Net Assets at December 31, 2010	6,047,797	9,123,972

Net Assets at December 31, 2011	$4,809,987	$6,568,676

2012 Increase/(Decrease) from Operations
Net investment income/(expense)	$(39,757)	$(35,028)
Net realized gain/(loss) from sale of investments	319,544	360,518
Reinvested realized gain distributions	86,319	—
Net change in unrealized appreciation/(depreciation) of investments	413,974	774,985

Net increase/(decrease) resulting from operations	780,080	1,100,475

2012 Contract Transactions
Contract purchase payments	50,740	60,155
Transfers between investment divisions, net	(54,666)	(367,388)
Transfers on account of death	(129,563)	(72,373)
Contract fees	(6,603)	(8,174)
Transfers for annuity benefits, surrenders and partial withdrawals	(695,140)	(959,036)
Transfers–other	(367)	(14)

Net increase/(decrease) from contract transactions	(835,599)	(1,346,830)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(55,519)	(246,355)
Net Assets at December 31, 2011	4,809,987	6,568,676

Net Assets at December 31, 2012	$4,754,468	$6,322,321

See notes to financial statements.

B-24

Investment Divisions
MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Bond Initial Class	MFS Total Return Initial Class	Jennison Class II

$(42,339)	$(46,006)	$(64,627)	$(6,156)	$401,391	$(9,880)
330,409	299,825	326,330	7,441	(645,833)	34,687
—	—	542,516	—	—	—
(330,557)	(619,272)	(1,276,967)	(15,992)	476,203	(33,328)

(42,487)	(365,453)	(472,748)	(14,707)	231,761	(8,521)

65,207	409,592	57,750	12,754	254,846	4,323
(39,567)	(420,008)	(203,069)	(21,988)	(668,538)	7,201
(8,683)	(25,708)	(21,800)	—	(152,489)	(773)
(4,757)	(9,654)	(3,958)	(1,041)	(19,603)	(354)
(636,664)	(1,424,585)	(949,636)	(156,758)	(7,585,899)	(100,644)
(1,277)	(864)	3,695	14	(46)	(1)

(625,741)	(1,471,227)	(1,117,018)	(167,019)	(8,171,729)	(90,248)

—	—	—	—	—	—

(668,228)	(1,836,680)	(1,589,766)	(181,726)	(7,939,968)	(98,769)
3,879,225	11,957,471	5,108,671	1,276,340	37,753,768	708,308

$3,210,997	$10,120,791	$3,518,905	$1,094,614	$29,813,800	$609,539

$(45,031)	$(49,583)	$(51,234)	$(6,128)	$377,590	$(9,727)
218,240	590,125	228,083	28,618	(125,624)	40,897
—	—	332,975	—	—	—
312,790	1,163,266	137,705	152,494	2,456,064	49,706

485,999	1,703,808	647,529	174,984	2,708,030	80,876

42,112	300,337	55,567	8,726	317,174	5,898
(83,977)	(28,064)	(34,958)	237,630	(420,161)	25,765
(71,524)	(171,394)	(1,250)	(22,187)	(251,627)	—
(4,416)	(8,779)	(3,576)	(1,021)	(17,380)	(297)
(337,138)	(1,206,428)	(567,415)	(227,414)	(5,659,224)	(116,023)
(2)	1,096	(29)	95	7,287	—

(454,945)	(1,113,232)	(551,661)	(4,171)	(6,023,931)	(84,657)

—	—	—	—	—	—

31,054	590,576	95,868	170,813	(3,315,901)	(3,781)
3,210,997	10,120,791	3,518,905	1,094,614	29,813,800	609,539

$3,242,051	$10,711,367	$3,614,773	$1,265,427	$26,497,899	$605,758

B-25

THE GUARDIAN SEPARATE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (December 31, 2012)

NOTE 1 — ORGANIZATION

The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996, and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment divisions, including FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The forty investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International Growth VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco Van Kampen V.I. American Franchise Fund
Series I ( formerly Invesco V.I. Capital Appreciation
Fund Series I)

Invesco V.I. Utilities Fund Series I

Invesco V.I. Government Securities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco Van Kampen V.I. Growth and Income
Fund Series II

AllianceBernstein VPS Growth & Income Portfolio Class B

AllianceBernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth
Portfolio Class B

AllianceBernstein VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Templeton Growth Securities Fund Class 2

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Worldwide Portfolio Institutional Shares

MFS Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Bond Series Initial Class

MFS Total Return Series Initial Class

Jennison Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-26

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2012, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requirements for expanded disclosures. This new guidance is effective for 2012 and should be applied prospectively. The Account adopted this guidance in 2012, which impacted this financial statement disclosure.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2012, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in each mutual fund in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2012, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $577,032,668.

B-27

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2012, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2012, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 25, 2013, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2012.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables and the assumed investment return is between 4.0% — 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-28

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$2,435,427	$12,191,813
RS S&P 500 Index VIP Series	1,083,848	3,042,793
RS High Yield VIP Series	971,785	1,876,494
RS Low Duration Bond VIP Series	3,374,950	2,690,557
RS Partners VIP Series	3,489	3,271,408
RS Small Cap Growth Equity VIP Series	644,192	4,346,305
RS International Growth VIP Series	683,356	3,383,939
RS Emerging Markets VIP Series	1,353,320	4,054,727
RS Investment Quality Bond VIP Series	4,172,171	7,828,297
RS Global Natural Resources VIP Series	59,876	2,370,751
RS Value VIP Series	46,792	558,403
RS Money Market VIP Series	10,710,401	13,630,936
Gabelli Capital Asset Fund	4,779,340	6,393,041
Value Line Centurion Fund	429,398	1,454,448
Value Line Strategic Asset Management Trust	1,783,753	9,673,935
Invesco Van Kampen V.I. American Franchise Fund Series I (formerly Invesco V.I. Capital Appreciation Fund Series I)	35,784	494,945
Invesco V.I. Utilities Fund Series I	764,457	992,532
Invesco V.I. Government Securities Fund Series I	923,516	2,229,919
Invesco V.I. Core Equity Fund Series I	154,804	1,563,558
Invesco V.I. Government Securities Fund Series II	279,075	1,040,496
Invesco Van Kampen V.I. Growth and Income Fund Series II	281,471	958,852
AllianceBernstein VPS Growth & Income Portfolio Class B	323,839	780,527
AllianceBernstein VPS Large Cap Growth Portfolio Class B	70,571	454,999
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	84,635	388,705
AllianceBernstein VPS Value Portfolio Class B	69,008	288,789
Davis Financial Portfolio	120,709	708,515
Davis Real Estate Portfolio	909,385	1,501,871
Davis Value Portfolio	1,002,419	3,206,924
Fidelity VIP Contrafund Portfolio Service Class	756,672	6,912,593
Fidelity VIP Equity-Income Portfolio Service Class	1,661,336	2,390,511
Fidelity VIP Growth Opportunities Portfolio Service Class	838,536	1,358,783
Fidelity VIP Mid Cap Portfolio Service Class	3,034,882	6,825,762
Templeton Growth Securities Fund Class 2	416,384	956,128
Janus Aspen Enterprise Portfolio Institutional Shares	154,929	1,638,804
Janus Aspen Forty Portfolio Institutional Shares	469,276	1,887,360
Janus Aspen Janus Portfolio Institutional Shares	227,144	1,017,114
Janus Aspen Worldwide Portfolio Institutional Shares	114,322	1,498,497
MFS Growth Series Initial Class	39,691	539,636
MFS Investors Trust Series Initial Class	451,347	1,613,904
MFS New Discovery Series Initial Class	530,777	801,462
MFS Research Bond Series Initial Class	266,660	277,780
MFS Total Return Series Initial Class	932,147	6,578,442
Jennison Portfolio Class II	101,348	196,004

Total	$47,547,222	$125,871,256

B-29

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2011 and 2012, contract fees amounted to $502,661 and $446,496, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Living Benefit Rider (LBR), with an annual rate of .25%;

b)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

d)	7 Year Enhanced Death Benefit Rider (EDBR), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

e)	Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of ..25%;

f)	Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of ..50%;

g)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, at an annual rate of .20%.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and is the principal underwriter to all RS Funds. In addition, RS Investments, GIS, Guardian Baillie Gifford Ltd. (GBG), and Baillie Gifford Overseas Ltd. (BG Overseas), also have the roles described below. GIAC and BG Overseas each have an equity ownership interest in GBG.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series	• RS Small Cap Growth Equity VIP Series

B-30

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

As of April 27, 2012, the RS Global Natural Resources VIP Series, the RS Partners VIP Series and the RS Value VIP Series were liquidated and no longer available as investment options under this contract. The contract owner had the option to transfer the amounts to another investment option by the liquidation date. After the liquidation date, the remaining amounts in these investment options were transferred to the RS Money Market VIP Series.

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series • RS S&P 500 Index VIP Series	• RS Low Duration Bond VIP Series • RS Money Market VIP Series

GBG serves as sub-adviser, and BG Overseas serves as sub-sub-adviser and provides day-to-day investment management services to the following funds, subject to RS Investments’ and GBG’s general oversight of BG Overseas’ performance:

• RS International Growth VIP Series	• RS Emerging Markets VIP Series

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to GIS and GBG by RS Investments also covers the administrative and accounting services provided by GIS and GBG to the RS Funds.

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	GIS	0.25%	0.2375%
RS High Yield VIP Series	GIS	0.60%	0.5700%
RS Low Duration Bond VIP Series	GIS	0.45%	0.4275%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International Growth VIP Series	GBG	0.80%	0.7600%
RS Emerging Markets VIP Series	GBG	1.00%	0.9500%
RS Investment Quality Bond VIP Series	GIS	0.50%	0.4750%
RS Money Market VIP Series	GIS	0.45%	0.4275%

Under a sub-sub-advisory agreement between GBG and BG Overseas, the sub-sub-advisory fee payable by GBG to BG Overseas is .40% of RS International Growth VIP Series average daily net assets and .50% of RS Emerging Markets VIP Series average daily net assets.

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co. LLC, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisers Limited, Janus Capital Management LLC, Massachusetts Financial Services Company, Prudential Investments LLC and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

B-31

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first six contract years for both a Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for six years:

Numbers of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter

For the years ended December 31, 2011 and 2012, contingent deferred sales charges were $232,430 and $133,077.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2012 and 2011, were as follows:

	2012			2011
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	125,429	949,610	(824,181)	174,189	1,170,022	(995,833)
RS S&P 500 Index VIP Series	14,771	200,474	(185,703)	11,670	314,521	(302,851)
RS High Yield VIP Series	37,365	103,957	(66,592)	8,146	151,845	(143,699)
RS Low Duration Bond VIP Series	231,513	179,953	51,560	88,101	129,235	(41,134)
RS Partners VIP Series	469	175,683	(175,214)	1,465	59,261	(57,796)
RS Small Cap Growth Equity VIP Series	29,089	190,259	(161,170)	47,445	239,853	(192,408)
RS International Growth VIP Series	37,388	222,677	(185,289)	57,467	278,550	(221,083)
RS Emerging Markets VIP Series	9,770	109,185	(99,415)	16,513	237,477	(220,964)
RS Investment Quality Bond VIP Series	154,063	410,343	(256,280)	120,932	468,928	(347,996)
RS Global Natural Resources VIP Series	1,636	230,153	(228,517)	6,249	117,481	(111,232)
RS Value VIP Series	137	61,256	(61,119)	823	40,120	(39,297)
RS Money Market VIP Series	573,424	784,009	(210,585)	750,636	1,055,635	(304,999)
Gabelli Capital Asset Fund	43,109	238,421	(195,312)	47,185	362,342	(315,157)
Value Line Centurion Fund	46,446	127,353	(80,907)	51,899	212,558	(160,659)
Value Line Strategic Asset Management Trust	46,862	476,765	(429,903)	47,006	592,125	(545,119)
Invesco Van Kampen V.I. American Franchise Fund Series I ( formerly Invesco V.I. Capital Appreciation Fund Series I)	7,602	58,157	(50,555)	11,431	86,692	(75,261)
Invesco V.I. Utilities Fund Series I	10,879	39,616	(28,737)	18,989	43,070	(24,081)
Invesco V.I. Government Securities Fund Series I	42,139	134,165	(92,026)	7,795	186,944	(179,149)
Invesco V.I. Core Equity Fund Series I	10,271	158,349	(148,078)	7,973	154,802	(146,829)
Invesco V.I. Government Securities Fund Series II	16,096	93,265	(77,169)	484,450	67,533	416,917
Invesco Van Kampen V.I. Growth and Income Fund Series II	6,139	56,049	(49,910)	6,772	125,197	(118,425)
Invesco Van Kampen V.I. Government Fund Series II	—	—	—	1,346	467,928	(466,582)

B-32

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

	2012			2011
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AllianceBernstein VPS Growth & Income Portfolio Class B	9,493	44,876	(35,383)	10,964	48,318	(37,354)
AllianceBernstein VPS Large Cap Growth Portfolio Class B	3,513	35,226	(31,713)	11,422	32,931	(21,509)
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	3,848	16,074	(12,226)	2,595	45,014	(42,419)
AllianceBernstein VPS Value Portfolio Class B	3,124	23,090	(19,966)	3,600	30,003	(26,403)
Davis Financial Portfolio	2,629	55,692	(53,063)	3,579	71,943	(68,364)
Davis Real Estate Portfolio	16,053	47,821	(31,768)	5,048	69,601	(64,553)
Davis Value Portfolio	12,017	247,276	(235,259)	16,635	330,609	(313,974)
Fidelity VIP Contrafund Portfolio Service Class	26,501	414,759	(388,258)	54,473	551,282	(496,809)
Fidelity VIP Equity-Income Portfolio Service Class	35,482	185,104	(149,622)	31,593	309,320	(277,727)
Fidelity VIP Growth Opportunities Portfolio Service Class	11,989	70,567	(58,578)	51,804	127,973	(76,169)
Fidelity VIP Mid Cap Portfolio Service Class	7,862	178,471	(170,609)	11,432	245,907	(234,475)
Templeton Growth Securities Fund Class 2	22,681	70,101	(47,420)	11,774	128,321	(116,547)
Janus Aspen Enterprise Portfolio Institutional Shares	14,182	125,082	(110,900)	17,278	145,509	(128,231)
Janus Aspen Forty Portfolio Institutional Shares	22,288	119,272	(96,984)	11,606	184,600	(172,994)
Janus Aspen Janus Portfolio Institutional Shares	11,081	104,169	(93,088)	9,283	115,062	(105,779)
Janus Aspen Worldwide Portfolio Institutional Shares	6,745	158,273	(151,528)	14,519	161,017	(146,498)
MFS Growth Series Initial Class	3,837	46,834	(42,997)	10,986	73,919	(62,933)
MFS Investors Trust Series Initial Class	25,531	108,278	(82,747)	31,094	144,323	(113,229)
MFS New Discovery Series Initial Class	4,293	35,722	(31,429)	8,318	70,120	(61,802)
MFS Research Bond Series Initial Class	22,655	22,962	(307)	1,213	17,133	(15,920)
MFS Total Return Series Initial Class	20,402	403,622	(383,220)	21,775	571,714	(549,939)
Jennison Portfolio Class II	6,845	15,109	(8,264)	1,445	10,644	(9,199)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In 2008, the Account elected to present in the Financial Highlights appearing in Note 6 the range of lowest and highest expense ratio and the related total returns over the reporting period for each of the Account’s investment options, rather than separate information for each contract expense level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding and the range of period-end unit fair values for each investment option in the Statement of Assets and Liabilities and the Financial Highlights. Prior- period financial highlights appearing in Note 6 have been retrospectively adjusted to highlights conforming to the current period presentation.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

B-33

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Large Cap Alpha VIP Series
	2012	5,921,915	$12.70	to	$13.62	$78,735,940	1.25%	to	2.00%	1.96%	14.20%	to	15.06%
	2011	6,746,096	11.12	to	11.84	77,891,997	1.25%	to	2.00%	0.92%	-11.03%	to	-10.36%
	2010	7,741,929	12.50	to	13.21	99,630,080	1.25%	to	2.00%	2.27%	14.73%	to	15.59%
	2009	8,948,444	10.90	to	11.43	99,538,171	1.25%	to	2.00%	0.18%	22.61%	to	23.53%
	2008	9,749,531	8.89	to	9.25	87,868,010	1.25%	to	2.00%	1.19%	-31.03%	to	-30.51%
RS S&P 500 Index VIP Series
	2012	963,733	$11.14	to	$12.32	$10,609,107	1.25%	to	2.00%	1.84%	13.37%	to	14.23%
	2011	1,149,436	9.75	to	10.87	11,076,138	1.25%	to	2.00%	1.63%	-0.08%	to	0.67%
	2010	1,452,287	9.68	to	10.88	13,877,075	1.25%	to	2.00%	1.63%	12.49%	to	13.34%
	2009	1,769,516	8.54	to	9.67	14,902,906	1.25%	to	2.00%	1.95%	23.74%	to	24.67%
	2008	2,358,424	6.85	to	7.82	15,957,358	1.25%	to	2.00%	2.26%	-38.41%	to	-37.95%
RS High Yield VIP Series
	2012	353,213	$17.48	to	$18.72	$6,541,151	1.25%	to	2.00%	6.22%	12.28%	to	13.13%
	2011	419,805	15.57	to	16.55	6,878,501	1.25%	to	2.00%	7.04%	2.12%	to	2.89%
	2010	563,504	15.25	to	16.08	8,983,705	1.25%	to	2.00%	7.80%	11.46%	to	12.30%
	2009	705,594	13.68	to	14.32	10,026,439	1.25%	to	2.00%	7.54%	35.36%	to	36.38%
	2008	719,484	10.11	to	10.50	7,497,674	1.25%	to	2.00%	7.55%	-22.41%	to	-21.82%
RS Low Duration Bond VIP Series
	2012	483,645	$11.66	to	$12.22	$5,881,540	1.25%	to	1.75%	2.37%	1.36%	to	1.87%
	2011	432,085	11.51	to	12.00	5,164,210	1.25%	to	1.75%	2.31%	0.13%	to	0.64%
	2010	473,219	11.49	to	11.92	5,618,984	1.25%	to	1.75%	2.97%	2.75%	to	3.27%
	2009	434,313	11.18	to	11.55	4,998,340	1.25%	to	1.75%	2.75%	4.53%	to	5.05%
	2008	319,940	10.70	to	10.99	3,501,024	1.25%	to	1.75%	3.21%	1.75%	to	2.26%
RS Partners VIP Series (4)
	2012	—	$—		$—	$—	—		—	—	—		—
	2011	175,214	16.50	to	17.25	3,003,878	1.25%	to	1.75%	0.00%	-9.35%	to	-8.90%
	2010	233,010	18.20	to	18.94	4,385,338	1.25%	to	1.75%	0.00%	24.45%	to	25.08%
	2009	238,233	14.63	to	15.14	3,587,400	1.25%	to	1.75%	0.00%	37.23%	to	37.91%
	2008	414,559	10.66	to	10.98	4,527,584	1.25%	to	1.75%	0.00%	-35.15%	to	-34.82%
RS Small Cap Growth Equity VIP Series
	2012	1,261,205	$17.09	to	$21.35	$26,816,648	1.25%	to	2.00%	0.00%	13.20%	to	14.05%
	2011	1,422,375	15.10	to	18.72	26,515,812	1.25%	to	2.00%	0.00%	-4.23%	to	-3.50%
	2010	1,614,783	15.76	to	19.40	31,205,457	1.25%	to	2.00%	0.00%	25.04%	to	25.98%
	2009	1,819,342	12.61	to	15.40	27,920,176	1.25%	to	2.00%	0.00%	34.42%	to	35.44%
	2008	2,115,235	9.38	to	11.37	23,976,664	1.25%	to	2.00%	0.43%	-36.48%	to	-36.00%
RS International Growth VIP Series
	2012	1,295,890	$15.53	to	$16.67	$20,763,986	1.25%	to	2.00%	1.13%	15.99%	to	16.87%
	2011	1,481,179	13.39	to	14.27	20,215,000	1.25%	to	2.00%	1.08%	-13.40%	to	-12.75%
	2010	1,702,262	15.46	to	16.35	26,451,248	1.25%	to	2.00%	1.61%	11.92%	to	12.76%
	2009	1,980,506	13.81	to	14.50	27,266,674	1.25%	to	2.00%	1.82%	36.22%	to	37.25%
	2008	2,265,048	10.14	to	10.57	22,696,689	1.25%	to	2.00%	1.62%	-44.42%	to	-43.99%
RS Emerging Markets VIP Series
	2012	622,847	$30.20	to	$30.49	$19,260,281	1.25%	to	1.75%	0.63%	11.60%	to	12.16%
	2011	722,262	27.06	to	27.18	19,968,467	1.25%	to	1.75%	0.00%	-22.35%	to	-21.96%
	2010	943,226	34.83	to	34.86	33,549,598	1.25%	to	1.75%	2.74%	17.06%	to	17.64%
	2009	1,124,555	29.61	to	29.78	34,000,315	1.25%	to	1.75%	3.62%	92.95%	to	93.92%
	2008	1,182,349	15.27	to	15.43	18,508,764	1.25%	to	1.75%	0.23%	-57.41%	to	-57.19%
RS Investment Quality Bond VIP Series
	2012	2,261,512	$14.82	to	$20.31	$45,093,837	1.25%	to	2.00%	2.79%	4.24%	to	5.03%
	2011	2,517,792	14.22	to	19.33	47,767,329	1.25%	to	2.00%	3.68%	4.95%	to	5.74%
	2010	2,865,788	13.55	to	18.28	51,303,911	1.25%	to	2.00%	3.61%	5.58%	to	6.37%
	2009	3,206,981	12.83	to	17.19	53,899,341	1.25%	to	2.00%	3.96%	8.99%	to	9.81%
	2008	3,626,163	11.77	to	15.65	55,498,562	1.25%	to	2.00%	4.51%	-1.54%	to	-0.79%
RS Global Natural Resources VIP Series(4)
	2012	—	$—		$—	$—	—		—	—	—		—
	2011	228,517	9.87	to	9.98	2,274,687	1.25%	to	1.50%	0.00%	-8.84%	to	-8.61%
	2010	339,749	10.73	to	10.92	3,702,399	1.25%	to	1.75%	0.00%	24.60%	to	25.22%
	2009	318,604	8.61	to	8.72	2,774,302	1.25%	to	1.75%	0.00%	47.96%	to	48.71%
	2008	273,721	5.82	to	5.86	1,603,758	1.25%	to	1.75%	0.00%	-45.44%	to	-45.16%

B-34

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Value VIP Series(4)
	2012	—	$—		$—	$—	—		—	—	—		—
	2011	61,119	7.91	to	8.00	486,430	1.25%	to	1.50%	0.00%	-12.28%	to	-12.06%
	2010	100,416	8.94	to	9.09	910,821	1.25%	to	1.75%	0.00%	23.74%	to	24.36%
	2009	40,839	7.27	to	7.31	298,492	1.25%	to	1.50%	0.39%	31.42%	to	31.75%
	2008	19,225	5.53	to	5.55	106,660	1.25%	to	1.50%	0.00%	-41.36%	to	-41.21%
RS Money Market VIP Series
	2012	2,315,471	$9.53	to	$11.96	$27,232,669	1.25%	to	1.95%	0.01%	-1.94%	to	-1.25%
	2011	2,526,056	9.72	to	12.11	30,132,464	1.25%	to	1.95%	0.03%	-1.91%	to	-1.22%
	2010	2,831,055	9.91	to	12.26	34,236,306	1.25%	to	1.95%	0.02%	-1.92%	to	-1.23%
	2009	4,031,176	10.06	to	12.42	49,390,158	1.25%	to	2.00%	0.06%	-1.93%	to	-1.19%
	2008	5,508,322	10.30	to	12.57	68,359,132	1.25%	to	1.95%	2.02%	0.07%	to	0.78%
Gabelli Capital Asset Fund
	2012	1,565,326	$17.59	to	$29.32	$44,224,935	1.25%	to	2.00%	1.43%	15.00%	to	15.87%
	2011	1,760,638	15.29	to	25.30	42,861,465	1.25%	to	2.00%	0.44%	-2.24%	to	-1.51%
	2010	2,075,795	15.64	to	25.69	50,943,023	1.25%	to	2.00%	0.42%	27.31%	to	28.27%
	2009	2,416,593	12.29	to	20.03	46,153,674	1.25%	to	2.00%	0.79%	32.03%	to	33.02%
	2008	2,991,029	9.31	to	15.06	42,954,890	1.25%	to	2.00%	0.75%	-41.62%	to	-41.18%
Value Line Centurion Fund
	2012	1,159,716	$7.52	to	$11.58	$13,247,072	1.25%	to	1.75%	0.00%	13.27%	to	13.84%
	2011	1,240,623	6.64	to	10.17	12,418,831	1.25%	to	1.75%	0.00%	3.36%	to	3.88%
	2010	1,401,282	6.43	to	9.79	13,476,518	1.25%	to	1.75%	2.25%	23.56%	to	24.18%
	2009	1,693,895	5.20	to	7.89	13,118,536	1.25%	to	1.75%	0.00%	9.15%	to	9.70%
	2008	1,821,714	4.76	to	7.19	12,826,578	1.25%	to	1.75%	0.00%	-50.16%	to	-49.91%
Value Line Strategic Asset Management Trust
	2012	2,497,705	$13.39	to	$21.64	$51,949,340	1.25%	to	1.75%	0.63%	13.42%	to	13.99%
	2011	2,927,608	11.80	to	18.99	53,387,755	1.25%	to	1.75%	0.56%	1.87%	to	2.38%
	2010	3,472,727	11.59	to	18.54	61,747,322	1.25%	to	1.75%	0.80%	13.20%	to	13.76%
	2009	4,077,569	10.24	to	16.30	63,781,282	1.25%	to	1.75%	1.13%	19.05%	to	19.64%
	2008	5,002,839	8.60	to	13.62	65,359,412	1.25%	to	1.75%	1.43%	-30.62%	to	-30.27%
Invesco Van Kampen V.I. American Franchise Fund Series I (formerly Invesco V.I. Capital Appreciation Fund Series I)
	2012	382,230	$6.82	to	$8.59	$3,246,649	1.25%	to	1.75%	0.00%	10.60%	to	11.16%
	2011	432,785	6.16	to	7.73	3,300,842	1.25%	to	1.75%	0.15%	-9.52%	to	-9.06%
	2010	508,046	6.81	to	8.50	4,261,740	1.25%	to	1.75%	0.73%	13.48%	to	14.05%
	2009	580,684	6.00	to	7.45	4,270,409	1.25%	to	1.75%	0.63%	18.97%	to	19.57%
	2008	667,206	5.05	to	6.23	4,104,187	1.25%	to	1.75%	0.00%	-43.50%	to	-43.21%
Invesco V.I. Utilities Fund Series I
	2012	214,904	$11.63	to	$14.43	$3,068,659	1.25%	to	1.75%	3.10%	1.80%	to	2.31%
	2011	243,641	11.43	to	14.10	3,396,538	1.25%	to	1.75%	3.06%	14.42%	to	14.99%
	2010	267,722	9.99	to	12.26	3,243,647	1.25%	to	1.75%	3.54%	4.45%	to	4.97%
	2009	351,390	9.56	to	11.68	4,061,044	1.25%	to	1.75%	4.45%	12.93%	to	13.49%
	2008	481,294	8.47	to	10.29	4,914,236	1.25%	to	1.75%	2.34%	-33.54%	to	-33.20%
Invesco V.I. Government Securities Fund Series I
	2012	470,196	$13.30	to	$15.92	$7,403,751	1.25%	to	2.00%	2.96%	0.43%	to	1.19%
	2011	562,222	13.24	to	15.74	8,749,764	1.25%	to	2.00%	3.57%	5.76%	to	6.56%
	2010	741,371	12.52	to	14.77	10,833,612	1.25%	to	2.00%	4.50%	3.31%	to	4.08%
	2009	1,045,776	12.12	to	14.19	14,701,920	1.25%	to	2.00%	4.41%	-2.00%	to	-1.26%
	2008	1,288,136	12.36	to	14.37	18,378,886	1.25%	to	2.00%	4.05%	10.07%	to	10.90%
Invesco V.I. Core Equity Fund Series I
	2012	621,324	$8.52	to	$9.70	$5,990,575	1.25%	to	1.75%	0.96%	11.89%	to	12.46%
	2011	769,402	7.62	to	8.63	6,599,837	1.25%	to	1.75%	0.93%	-1.81%	to	-1.31%
	2010	916,231	7.76	to	8.74	7,963,362	1.25%	to	1.75%	0.95%	7.65%	to	8.19%
	2009	1,049,219	7.21	to	8.08	8,429,435	1.25%	to	1.75%	1.77%	26.06%	to	26.70%
	2008	1,281,139	5.72	to	6.38	8,123,993	1.25%	to	1.75%	1.98%	-31.36%	to	-31.02%

B-35

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Government Securities Fund Series II(5)
	2012	339,748	$10.58	to	$10.71	$3,633,483	1.25%	to	2.00%	2.86%	0.18%	to	0.94%
	2011	416,917	10.56	to	10.62	4,421,896	1.25%	to	2.00%	0.00%	5.60%	to	6.15%
Invesco Van Kampen V.I. Growth and Income Fund Series II
	2012	335,481	$13.43	to	$14.56	$4,833,228	1.25%	to	2.00%	1.27%	12.07%	to	12.92%
	2011	385,391	11.99	to	12.89	4,920,978	1.25%	to	2.00%	0.97%	-4.21%	to	-3.48%
	2010	503,816	12.51	to	13.36	6,670,211	1.25%	to	2.00%	0.11%	9.96%	to	10.79%
	2009	597,894	11.38	to	12.06	7,148,299	1.25%	to	2.00%	3.58%	21.64%	to	22.56%
	2008	771,309	9.36	to	9.84	7,534,512	1.25%	to	2.00%	1.89%	-33.56%	to	-33.06%
Invesco Van Kampen V.I. Government Fund Series II(5)
	2012	—	$—		$—	$—	—		—	—	—		—
	2011	—	—		—	—	—		—	—	—		—
	2010	466,582	11.61	to	12.39	5,720,392	1.25%	to	2.00%	0.22%	2.80%	to	3.57%
	2009	624,587	11.29	to	11.96	7,404,872	1.25%	to	2.00%	6.10%	-1.15%	to	-0.40%
	2008	777,132	11.42	to	12.01	9,267,025	1.25%	to	2.00%	4.46%	-0.51%	to	0.24%
AllianceBernstein VPS Growth & Income Portfolio Class B
	2012	238,459	$12.28	to	$13.30	$3,140,618	1.25%	to	2.00%	1.31%	14.91%	to	15.78%
	2011	273,842	10.68	to	11.49	3,117,024	1.25%	to	2.00%	1.06%	3.96%	to	4.74%
	2010	311,196	10.28	to	10.97	3,384,836	1.25%	to	2.00%	0.00%	10.56%	to	11.39%
	2009	359,559	9.30	to	9.85	3,513,540	1.25%	to	2.00%	3.54%	17.96%	to	18.85%
	2008	428,947	7.88	to	8.29	3,531,992	1.25%	to	2.00%	1.77%	-41.88%	to	-41.44%
AllianceBernstein VPS Large Cap Growth Portfolio Class B
	2012	74,204	$11.66	to	$12.30	$901,672	1.25%	to	1.75%	0.03%	14.09%	to	14.67%
	2011	105,917	10.17	to	10.68	1,125,160	1.25%	to	1.75%	0.08%	-5.43%	to	-4.96%
	2010	127,426	10.76	to	11.23	1,417,655	1.25%	to	1.75%	0.29%	7.92%	to	8.46%
	2009	183,374	9.97	to	10.36	1,886,557	1.25%	to	1.75%	0.00%	34.72%	to	35.39%
	2008	204,833	7.40	to	7.65	1,556,801	1.25%	to	1.75%	0.00%	-40.87%	to	-40.58%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B
	2012	98,266	$9.83	to	$10.09	$988,561	1.25%	to	1.50%	0.00%	11.54%	to	11.82%
	2011	110,492	8.81	to	9.02	993,464	1.25%	to	1.50%	0.35%	-24.56%	to	-24.37%
	2010	152,911	11.42	to	11.93	1,816,236	1.25%	to	1.75%	2.03%	16.52%	to	17.10%
	2009	152,482	9.81	to	10.19	1,546,997	1.25%	to	1.75%	0.00%	50.47%	to	51.23%
	2008	148,532	6.52	to	6.74	996,355	1.25%	to	1.75%	0.00%	-48.38%	to	-48.12%
AllianceBernstein VPS Value Portfolio Class B
	2012	90,323	$10.90	to	$11.81	$1,056,230	1.25%	to	2.00%	1.69%	13.24%	to	14.09%
	2011	110,289	9.62	to	10.35	1,131,617	1.25%	to	2.00%	1.22%	-5.69%	to	-4.98%
	2010	136,692	10.20	to	10.89	1,477,084	1.25%	to	2.00%	1.90%	9.20%	to	10.03%
	2009	173,588	9.34	to	9.90	1,703,169	1.25%	to	2.00%	3.26%	18.63%	to	19.53%
	2008	283,745	7.88	to	8.28	2,335,751	1.25%	to	2.00%	2.25%	-42.19%	to	-41.75%
Davis Financial Portfolio
	2012	245,233	$10.91	to	$12.37	$3,034,801	1.25%	to	2.00%	1.86%	16.46%	to	17.34%
	2011	298,296	9.37	to	10.55	3,147,474	1.25%	to	2.00%	1.20%	-9.79%	to	-9.11%
	2010	366,660	10.38	to	11.60	4,260,427	1.25%	to	2.00%	0.79%	8.89%	to	9.71%
	2009	431,727	9.53	to	10.58	4,577,845	1.25%	to	2.00%	0.81%	38.37%	to	39.42%
	2008	508,966	6.89	to	7.59	3,876,036	1.25%	to	2.00%	0.00%	-47.43%	to	-47.04%
Davis Real Estate Portfolio
	2012	291,905	$25.95	to	$29.64	$7,639,877	1.25%	to	1.75%	1.05%	15.11%	to	15.68%
	2011	323,673	22.43	to	25.75	7,343,394	1.25%	to	1.75%	1.33%	6.99%	to	7.53%
	2010	388,226	20.86	to	24.07	8,186,827	1.25%	to	1.75%	1.91%	17.61%	to	18.20%
	2009	464,625	17.65	to	20.47	8,301,298	1.25%	to	1.75%	2.77%	29.43%	to	30.08%
	2008	582,583	10.69	to	13.57	8,006,920	1.25%	to	2.00%	2.31%	-47.97%	to	-47.58%

B-36

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Davis Value Portfolio
	2012	923,997	$12.62	to	$13.04	$12,014,623	1.25%	to	2.00%	1.53%	10.83%	to	11.66%
	2011	1,159,256	11.38	to	11.68	13,508,589	1.25%	to	2.00%	0.77%	-6.08%	to	-5.37%
	2010	1,473,230	12.12	to	12.34	18,156,333	1.25%	to	2.00%	1.25%	10.52%	to	11.36%
	2009	1,810,466	10.97	to	11.08	20,049,202	1.25%	to	2.00%	0.86%	28.55%	to	29.52%
	2008	2,228,938	8.53	to	8.56	19,073,338	1.25%	to	2.00%	0.88%	-41.51%	to	-41.07%
Fidelity VIP Contrafund Portfolio Service Class
	2012	2,016,346	$16.34	to	$16.79	$32,671,999	1.25%	to	2.00%	1.18%	13.99%	to	14.85%
	2011	2,404,604	14.22	to	14.73	33,938,834	1.25%	to	2.00%	0.85%	-4.57%	to	-3.85%
	2010	2,901,413	14.79	to	15.43	42,620,758	1.25%	to	2.00%	1.04%	14.78%	to	15.64%
	2009	3,454,321	12.79	to	13.44	43,881,072	1.25%	to	2.00%	1.28%	32.97%	to	33.97%
	2008	4,116,327	9.55	to	10.11	39,053,558	1.25%	to	2.00%	0.78%	-43.76%	to	-43.33%
Fidelity VIP Equity-Income Portfolio Service Class
	2012	1,064,026	$12.40	to	$12.85	$13,660,195	1.25%	to	2.00%	2.94%	14.85%	to	15.72%
	2011	1,213,648	10.79	to	11.11	13,482,498	1.25%	to	2.00%	2.24%	-1.15%	to	-0.40%
	2010	1,491,375	10.92	to	11.15	16,650,912	1.25%	to	2.00%	1.61%	12.80%	to	13.65%
	2009	1,847,730	9.68	to	9.81	18,172,387	1.25%	to	2.00%	2.14%	27.45%	to	28.41%
	2008	2,326,821	7.60	to	7.64	17,843,115	1.25%	to	2.00%	2.03%	-43.85%	to	-43.42%
Fidelity VIP Growth Opportunities Portfolio Service Class
	2012	370,511	$8.78	to	$8.84	$3,270,992	1.25%	to	1.75%	0.29%	17.38%	to	17.97%
	2011	429,089	7.48	to	7.50	3,213,258	1.25%	to	1.75%	0.05%	0.40%	to	0.90%
	2010	505,258	7.43	to	7.45	3,750,254	1.25%	to	1.75%	0.08%	21.50%	to	22.11%
	2009	729,011	6.08	to	6.13	4,430,239	1.25%	to	1.75%	0.37%	43.18%	to	43.90%
	2008	636,211	4.23	to	4.28	2,693,989	1.25%	to	1.75%	0.28%	-55.85%	to	-55.62%
Fidelity VIP Mid Cap Portfolio Service Class
	2012	864,208	$20.95	to	$37.97	$32,274,449	1.25%	to	2.00%	0.50%	12.46%	to	13.31%
	2011	1,034,817	18.63	to	33.51	34,095,941	1.25%	to	2.00%	0.14%	-12.49%	to	-11.83%
	2010	1,269,292	21.29	to	38.01	47,423,043	1.25%	to	2.00%	0.25%	26.14%	to	27.09%
	2009	1,523,310	16.88	to	29.91	44,781,005	1.25%	to	2.00%	0.57%	37.23%	to	38.27%
	2008	1,908,013	12.30	to	21.63	40,573,069	1.25%	to	2.00%	0.34%	-40.72%	to	-40.27%
Templeton Growth Securities Fund Class 2
	2012	420,993	$12.32	to	$13.34	$5,581,595	1.25%	to	2.00%	2.04%	18.65%	to	19.55%
	2011	468,413	10.38	to	11.16	5,195,872	1.25%	to	2.00%	1.38%	-8.83%	to	-8.14%
	2010	584,960	11.38	to	12.15	7,063,788	1.25%	to	2.00%	1.36%	5.26%	to	6.05%
	2009	697,368	10.81	to	11.46	7,938,986	1.25%	to	2.00%	3.12%	28.50%	to	29.47%
	2008	781,077	8.42	to	8.85	6,871,819	1.25%	to	2.00%	1.75%	-43.47%	to	-43.05%
Janus Aspen Enterprise Portfolio Institutional Shares
	2012	758,408	$8.10	to	$13.04	$9,696,572	1.25%	to	1.75%	0.00%	15.24%	to	15.82%
	2011	869,308	7.03	to	11.26	9,604,476	1.25%	to	1.75%	0.00%	-3.14%	to	-2.65%
	2010	997,539	7.26	to	11.56	11,313,367	1.25%	to	1.75%	0.07%	23.66%	to	24.28%
	2009	1,152,909	5.87	to	9.30	10,506,461	1.25%	to	1.75%	0.00%	42.30%	to	43.02%
	2008	1,348,109	4.12	to	6.51	8,581,166	1.25%	to	1.75%	0.24%	-44.71%	to	-44.43%
Janus Aspen Forty Portfolio Institutional Shares
	2012	708,267	$14.75	to	$17.07	$10,371,741	1.25%	to	2.00%	0.71%	21.68%	to	22.60%
	2011	805,251	12.03	to	14.03	9,625,975	1.25%	to	2.00%	0.37%	-8.55%	to	-7.86%
	2010	978,245	13.06	to	15.34	12,703,011	1.25%	to	2.00%	0.34%	4.63%	to	5.42%
	2009	1,159,164	12.39	to	14.66	14,288,275	1.25%	to	2.00%	0.04%	43.43%	to	44.51%
	2008	1,331,716	8.57	to	10.22	11,366,374	1.25%	to	2.00%	0.14%	-45.27%	to	-44.85%
Janus Aspen Janus Portfolio Institutional Shares
	2012	501,137	$7.82	to	$9.57	$4,744,625	1.25%	to	1.75%	0.55%	16.52%	to	17.10%
	2011	594,225	6.71	to	8.18	4,800,691	1.25%	to	1.75%	0.58%	-6.95%	to	-6.49%
	2010	700,004	7.22	to	8.74	6,036,866	1.25%	to	1.75%	1.10%	12.52%	to	13.09%
	2009	768,312	6.41	to	7.73	5,857,083	1.25%	to	1.75%	0.54%	33.98%	to	34.65%
	2008	900,932	4.79	to	5.74	5,101,600	1.25%	to	1.75%	0.71%	-40.77%	to	-40.48%

B-37

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Janus Aspen Worldwide Portfolio Institutional Shares
	2012	654,518	$7.03	to	$9.77	$6,290,419	1.25%	to	1.75%	0.84%	17.98%	to	18.58%
	2011	806,046	8.24	to	8.49	6,539,129	1.25%	to	2.00%	0.56%	-15.46%	to	-14.82%
	2010	952,544	9.67	to	10.04	9,085,848	1.25%	to	2.00%	0.61%	13.53%	to	14.39%
	2009	1,115,178	8.46	to	8.84	9,285,323	1.25%	to	2.00%	1.40%	34.96%	to	35.98%
	2008	1,335,472	6.22	to	6.55	8,188,019	1.25%	to	2.00%	1.13%	-45.77%	to	-45.36%
MFS Growth Series Initial Class
	2012	289,206	$11.43	to	$14.20	$3,239,543	1.25%	to	2.00%	0.00%	15.05%	to	15.92%
	2011	332,203	9.86	to	12.34	3,208,792	1.25%	to	2.00%	0.19%	-2.31%	to	-1.57%
	2010	395,136	10.02	to	12.63	3,876,941	1.25%	to	2.00%	0.12%	13.04%	to	13.90%
	2009	460,155	8.80	to	11.18	3,948,279	1.25%	to	2.00%	0.32%	34.94%	to	35.96%
	2008	540,303	6.47	to	8.28	3,408,193	1.25%	to	2.00%	0.23%	-38.67%	to	-38.20%
MFS Investors Trust Series Initial Class
	2012	721,208	$12.92	to	$15.15	$10,685,200	1.25%	to	2.00%	0.87%	16.81%	to	17.69%
	2011	803,955	11.06	to	12.87	10,096,709	1.25%	to	2.00%	0.92%	-4.13%	to	-3.40%
	2010	917,184	11.53	to	13.32	11,930,551	1.25%	to	2.00%	1.21%	8.89%	to	9.71%
	2009	1,063,917	10.59	to	12.14	12,573,468	1.25%	to	2.00%	1.73%	24.38%	to	25.31%
	2008	1,237,874	8.52	to	9.69	11,660,292	1.25%	to	2.00%	0.83%	-34.42%	to	-33.92%
MFS New Discovery Series Initial Class
	2012	183,618	$14.48	to	$19.79	$3,591,732	1.25%	to	1.75%	0.00%	19.11%	to	19.71%
	2011	215,047	12.16	to	16.53	3,497,553	1.25%	to	1.75%	0.00%	-11.83%	to	-11.39%
	2010	276,849	13.79	to	18.65	5,069,920	1.25%	to	1.75%	0.00%	33.96%	to	34.63%
	2009	323,411	10.30	to	13.86	4,360,706	1.25%	to	1.75%	0.00%	60.34%	to	61.15%
	2008	405,289	6.42	to	8.60	3,377,866	1.25%	to	1.75%	0.00%	-40.39%	to	-40.09%
MFS Research Bond Series Initial Class
	2012	106,396	$10.61	to	$11.95	$1,265,339	1.25%	to	1.75%	0.84%	15.22%	to	15.80%
	2011	106,703	9.21	to	10.32	1,094,538	1.25%	to	1.75%	0.83%	-2.19%	to	-1.70%
	2010	122,623	9.41	to	10.50	1,276,263	1.25%	to	1.75%	0.93%	13.88%	to	14.45%
	2009	151,096	8.27	to	9.18	1,375,787	1.25%	to	1.75%	1.53%	28.27%	to	28.91%
	2008	182,840	6.45	to	7.12	1,292,589	1.25%	to	1.75%	0.70%	-37.20%	to	-36.89%
MFS Total Return Series Initial Class
	2012	1,628,572	$13.26	to	$16.21	$26,252,611	1.25%	to	2.00%	2.67%	9.04%	to	9.86%
	2011	2,011,792	12.16	to	14.75	29,548,867	1.25%	to	2.00%	2.51%	-0.25%	to	0.50%
	2010	2,561,731	12.19	to	14.68	37,460,241	1.25%	to	2.00%	2.78%	7.74%	to	8.56%
	2009	3,068,690	11.31	to	13.52	41,367,651	1.25%	to	2.00%	3.94%	15.68%	to	16.55%
	2008	3,734,267	9.78	to	11.60	43,214,390	1.25%	to	2.00%	3.18%	-23.69%	to	-23.11%
Jennison Portfolio Class II
	2012	55,362	$10.78	to	$11.10	$605,758	1.25%	to	1.50%	0.00%	13.99%	to	14.28%
	2011	63,626	9.46	to	9.71	609,539	1.25%	to	1.50%	0.00%	-1.58%	to	-1.34%
	2010	72,825	9.61	to	9.84	708,308	1.25%	to	1.50%	0.02%	9.78%	to	10.06%
	2009	92,180	8.75	to	8.94	815,550	1.25%	to	1.50%	0.29%	40.45%	to	40.80%
	2008	106,163	6.23	to	6.35	667,470	1.25%	to	1.50%	0.07%	-38.49%	to	-38.34%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased. For 2012, 2011 and 2010, average net assets are based on the daily net assets. For 2009 and 2008, average net assets are based on the net assets calculated on January 1 and each of the twelve month-ends within the year.

B-38

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (continued)

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Refer to Note 4 of the Notes to Financial Statements.
(5)

Effective after the close of business on April 29, 2011, the Invesco Van Kampen V.I. Government Securities Fund Series II was merged into the Invesco V.I. Government Securities Fund Series II, which commenced operations on April 29, 2011.

B-39

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account E at December 31, 2012 listed in Note 1, and the results of each of their operations, and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

March 25, 2013

B-40

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2012	2011
Admitted assets
Bonds	$1,731	$1,714
Preferred stocks	4	4
Investment in subsidiaries	20	18
Mortgage loans	2	—
Policy loans	112	109
Cash, cash equivalents and short-term investments	33	63
Receivable for securities	—	1

Total invested assets	1,902	1,909

Due and accrued investment income	23	25
Net deferred tax asset	14	13
Income tax receivable	7	—
Other assets	26	27
Receivable from separate accounts	268	198
Separate account assets	10,100	8,160

Total admitted assets	$12,340	$10,332

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$1,924	$1,845
Asset valuation reserve	14	14
Due to parent and affiliates	11	13
Income tax payable	—	5
Payable for securities	24	4
Other liabilities	34	39
Intercompany borrowed funds	20	—
Separate accounts liabilities	10,098	8,158

Total liabilities	12,125	10,078
Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	183	175
Unassigned surplus	30	77

Total capital and surplus	215	254

Total liabilities, capital and surplus	$12,340	$10,332

See notes to statutory basis financial statements.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2012	2011
Revenues
Premiums and annuity considerations	$1,933	$1,531
Net investment income	83	91
Service fees	225	182
Commissions and expense allowances on reinsurance ceded and other income	(22)	9

Total revenues	2,219	1,813

Benefits and expenses
Policyholder benefits	1,088	1,279
Net transfers to separate accounts	844	303
General insurance expenses	99	90
Commissions and other expenses	160	130

Total benefits and expenses	2,191	1,802

Gains before federal income taxes and realized capital losses from investments	28	11
Federal income tax benefit	(29)	—

Gain from operations, net of federal income taxes and before net realized capital losses	57	11
Net realized capital losses, net of tax and transfers to IMR	(86)	(11)

Net (loss) income	$(29)	$—

See notes to statutory basis financial statements.

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2012	2011

Beginning of year balance	$254	$241

Adjustments to surplus
Net (loss) income	(29)	—
Change in net unrealized capital (losses) gains, net of tax	(19)	—
Change in non-admitted assets	(10)	8
Change in net deferred taxes	11	4
Change in asset valuation reserve	—	1
Additional paid-in and capital surplus	8	—

Net adjustments to surplus	(39)	13

End of year balance	$215	$254

See notes to statutory basis financial statements.

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2012	2011
Cash flows from operating activities
Premiums and annuity considerations	$1,915	$1,533
Investment income received	92	98
Service fees and other income received	201	195
Benefits and loss related payments	(1,004)	(1,259)
Net transfers to separate accounts	(914)	(355)
Commissions, expenses and taxes paid	(257)	(219)
Federal income taxes recovered	11	18
Other	4	(8)

Net cash provided by operating activities	48	3

Cash flows from investing activities
Proceeds from bonds sold or matured	459	281
Proceeds from derivatives, brokers and miscellaneous proceeds	45	12
Costs of bonds acquired	(479)	(265)
Costs of mortgage loans acquired	(2)	—
Other invested assets	(8)	—
Cost of derivatives, brokers and miscellaneous applications	(123)	(18)
Increase in policy loans, net of repayments	(3)	(3)

Net cash (used in) provided by investing activities	(111)	7

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	8	—
Intercompany borrowed funds	20	—
Net deposits on deposit-type contracts and other insurance liabilities	5	2

Net cash provided by financing activities	33	2

Net (decrease) increase in cash, cash equivalents and short-term investments	(30)	12
Cash, cash equivalents and short-term investments, beginning of year	63	51

Cash, cash equivalents and short-term investments, end of year	$33	$63

See notes to statutory basis financial statements.

B-44

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as a sub-adviser to the fixed income, asset allocation and index funds and is the sole distributor of the RS funds.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an equity ownership interest in a company—Guardian Baillie Gifford Ltd. (“GBG”)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment sub-adviser for the RS International Growth VIP Series (“RSIGS”), the RS Emerging Markets VIP Series (“RSEMS”), RS International Growth Fund (“RSIGF”) and RS Emerging Markets Fund (“RSEMF”). GBG serves as the sole investment sub-adviser to these funds. These funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies sold by the Company.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2012 and 2011. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $23 million and $13 million December 31, 2012 and 2011, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents, are charged directly to unassigned surplus.

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables for service fees.

Receivables from Separate Accounts:

Receivables from separate accounts are primarily separate account allowances (VACARVM) and fees receivables.

Other Liabilities:

Other liabilities consist primarily contingent tax liabilities, reinsurance payables, accrued expenses and commissions payable.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.25%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	4.00% to 6.00%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version). Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2012 and 2011, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2012			2011
	Account Value	NAR	Average Age	Account Value	NAR	Average Age
GMDB	$8,134	$89	63	$6,527	$202	63
GMWB	5,128	244	61	3,505	336	60
GMIB*	105	—	60	107	—	59
GMAB	36	—	63	45	—	63

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a single path, deterministic projection with stipulated assumptions and the stochastic amount is based on the results of stochastically generated interest rate scenarios. Management’s best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2012 and 2011, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As December 31, 2012 and 2011, the Company had $632 million and $657 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $33 million and $30 million as of December 31, 2012 and 2011, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds.

Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15.00% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2012 and 2011, respectively, the Company had a $1 million, liability included in “Other liabilities” for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.4 million as of December 31, 2012 and 2011, respectively.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital losses. Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2012 and 2011, were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2012		Gains	(Losses)
		(In millions)
U.S. Government	$16	$1	$—	$17
Special Revenue	18	1	—	19
States, Territories and Possessions	12	—	—	12
Political Subdivisions	11	1	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,672	95	(3)	1,764

Total Bonds	$1,731	$98	$(3)	$1,826

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$62	$4	$(46)	$20

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2011		Gains	(Losses)
		(In millions)
U.S. Government	$12	$2	$—	$14
Special Revenue	19	—	—	19
States, Territories and Possessions	12	—	—	12
Political Subdivisions	11	1	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,658	91	(4)	1,745

Total Bonds	$1,714	$94	$(4)	$1,804

Preferred Stocks—Perpetual	$4	$—	$(2)	$2

Investment in Subsidiaries	$54	$3	$(39)	$18

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2012 approximately 0.9% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.9% of the portfolio at December 31, 2012.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2012
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$301	$307
Due after one year through five years	897	942
Due after five years through ten years	351	375
Due after ten years	138	156
Sinking fund bonds, mortgage-backed securities and asset-backed securities	44	46

Total	$1,731	$1,826

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The net change in unrealized capital (losses) gains included in surplus for the years ended December 31, 2012 and 2011 are summarized as follows:

	2012	2011
	(In millions)
Changes in net unrealized capital (losses) gains attributable to:
Investments in subsidiaries	$(6)	$(1)
Derivatives	(13)	2
Tax effect on unrealized capital losses (gains)	—	(1)

Total change in net unrealized capital (losses) gains, net of tax	$(19)	$—

Proceeds from sales of investments in bonds amounted to $105 million and $47 million in 2012 and 2011, respectively. Gross gains of $2 million and $3 million and gross losses of $0.3 million and $0.2 million were realized on sales of bonds in 2012 and 2011, respectively.

There were no sales of investments in preferred stocks in 2012 or 2011.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2012	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
Special Revenue	2	—	—	—	2	—
Industrial and Miscellaneous	153	(2)	3	(1)	156	(3)

Total Bonds	157	(2)	3	(1)	160	(3)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$157	$(2)	$6	$(2)	$163	$(4)

December 31, 2011	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
States, Territories and Possessions	$1	$—	$—	$—	$1	$—
Hybrids	—	—	2	—	2	—
Industrial and Miscellaneous	79	(3)	9	(1)	88	(4)

Total Bonds	80	(3)	11	(1)	91	(4)
Preferred Stocks—Perpetual	—	—	2	(2)	2	(2)

Total Temporarily Impaired Securities	$80	$(3)	$13	$(3)	$93	$(6)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were six securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $6 million as of December 31, 2012. There were eleven securities in an unrealized loss position for greater than 12 months with a book value of $16 million and a fair value of $13 million as of December 31, 2011.

In reaching the conclusion that these impairments are temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Mortgage Loans:

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of the mortgage loans. Other-than-temporary impairments on loans are charged to net realized capital losses and are not adjusted for subsequent recoveries in value. There were no other-than-temporary impairments on mortgage loans in 2012.

The Company invested in one mortgage loan located in Texas in late December 2012. The Company estimated this loan’s fair value to be $2 million, equivalent to the loan’s carrying value. The interest rate on this mortgage was 3.25% and the loan to value, at time of origination was 39.74%.

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG (See Note C). Selected financial information for PAS, the Company’s significant subsidiary at December 31, 2012, is highlighted below:

	2012	2011
	(In millions)
Total assets	$34	$32
Total liabilities	18	17
Net loss	$(7)	$(1)

There were no dividends received from PAS in 2012 or 2011.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2012	2011
	(In millions)
Bonds	$75	$82
Subsidiaries	5	5
Policy loans	7	7

Total gross investment income	87	94
Less: investment expenses	(4)	(3)

Net investment income	$83	$91

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2012	2011
	(In millions)
Bonds	$3	$5
Derivatives and other	(86)	(11)

Total net realized capital losses	(83)	(6)
Transfer to IMR	(2)	(4)
Capital gain federal income tax expense	1	1

Net realized capital losses, net of tax and transfers from IMR	$(86)	$(11)

There were impairment losses of $40 thousand for 2012. There were no impairment losses in 2011.

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE and Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product. Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirement, as open positions are typically closed out prior to the delivery date of the contract. These contracts have a notional amount of $2 million and $3 million as of December 31, 2012 and 2011, respectively. There is no carrying amounts of these contracts as of these dates as the contracts are settled daily through a margin account as stated above.

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company periodically enters into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $10 million are included in the Statutory Basis Balance Sheets as “Cash, cash equivalents and short-term investments” as of December 31, 2012 and are subject to repurchase. The repurchase agreements had interest rates of 0.13% as of December 31, 2012 and matured on January 8, 2013. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities. The collateral consists of two Federal Home Loan Bank Securities each with a par value of $5 million, a fair value (with accrued interest) of $5 million, and a coupon rate of 3.75% maturing January 29, 2014. There were no repurchase agreements outstanding as of December 31, 2011.

Information About Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2012 and 2011 were $41 million and $44 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2012 and 2011, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets and liabilities carried at fair value by their fair value hierarchy levels at December 31, 2012 and 2011:

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$9,064	$1,036	$—	$10,100	$10,100

Total Assets at Fair Value	$9,064	$1,036	$—	$10,100	$10,100

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

There were no transfers into or out of Level 1 and 2 during 2012.

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$7,384	$776	$—	$8,160	$8,160

Total Assets at Fair Value	$7,384	$776	$—	$8,160	$8,160

There were no transfers into or out of Level 1 and 2 during 2011.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2012 and 2011 were as follows:

	2012
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

	2011
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	1	1

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America, Inc. and its subsidiaries,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries, and

•	American Financial Systems, Inc.

The Company is included in a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2013 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2012
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$48	$6	$54
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	48	6	54
Deferred Tax Assets Nonadmitted	17	6	23

Subtotal Net Admitted Deferred Tax Asset	31	—	31
Deferred Tax Liabilities (DTLs)	17	—	17

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$37	$6	$43
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	37	6	43
Deferred Tax Assets Nonadmitted	7	6	13

Subtotal Net Admitted Deferred Tax Asset	30	—	30
Deferred Tax Liabilities (DTLs)	17	—	17

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$—	$13

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$11	$—	$11
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	11	—	11
Deferred Tax Assets Nonadmitted	10	—	10

Subtotal Net Admitted Deferred Tax Asset	1	—	1
Deferred Tax Liabilities (DTLs)	—	—	—

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$1	$—	$1

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No. 101—Income Taxes, A Replacement of SSAP No. 10R and SSAP No.10 (“SSAP 101”). SSAP 101 included a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31,2012 and expects to exceed this minimum during 2013. The adoption of SSAP 101 did not have an impact on the company’s statutory statement for the year ended 12/31/2012.

	December 31, 2012
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$2	$—	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	30	—	30
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	17	—	17

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$31	$—	$31

	December 31, 2011
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$1	$—	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	42	—	42
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	17	—	17

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$30	$—	$30

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$1	$—	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	—	—	—
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	—	—	—
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	(12)	—	(12)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	—	—	—

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$1	$—	$1

	2012	2011
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	688%	1251%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$215	$268

Impact of Tax Planning Strategies

	December 31, 2012
	Ordinary		Capital	Total
Adjusted gross DTAs
(% of Total adjusted gross DTAs)	23%		0%	23%
Net admitted adjusted gross DTAs
(% of net admitted adjusted gross DTAs)	88%		0%	88%

	December 31, 2011
	Ordinary		Capital	Total
Adjusted gross DTAs
(% of Total adjusted gross DTAs)	31%		0%	31%
Net admitted adjusted gross DTAs
(% of net admitted adjusted gross DTAs)	96%		0%	96%

	Change
	Ordinary		Capital	Total
Adjusted gross DTAs
(% of Total adjusted gross DTAs)	(8%	)	0%	(8%	)
Net admitted adjusted gross DTAs
(% of net admitted adjusted gross DTAs)	(8%	)	0%	(8%	)

Does the Company’s tax-planning strategies include the use of reinsurance?    Yes  ☐    No  ☒

All DTL were recognized as of December 31, 2012 and 2011.

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2012 and 2011.

Description	2012	2011
	(In millions)
Federal income tax expense on operating income	$(23)	$(4)
Prior year (overaccrual)/underaccrual	(2)	3
Contingent tax	(4)	1

Current federal operations income tax benefit	(29)	—
Current capital gain federal income tax expense	1	1

Total current federal income tax (benefits) expense	$(28)	$1

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, were as follows:

	2012	2011	Change
	(In millions)
DTAs Resulting from Book/Tax Differences In:
Ordinary:
Reserves	$28	$20	$8
Policy acquisition costs	20	17	3
AG 38 Reserve	—	—	—
Capital loss related to RIC liquidation	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$48	$37	$11

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	17	7	10

Admitted ordinary DTAs	$31	$30	$1

Capital:
Impaired securities	$1	$1	$—
Unrealized loss on investments	4	5	(1)
Other—Capital Loss related to 2012 RIC liquidation	1	—	1

Gross capital DTAs—(admitted and nonadmitted)	$6	$6	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	6	6	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$31	$30	$1

DTLs Resulting from Book/Tax Differences In:
Ordinary:
Market discount	$2	$2	$—
Reserves	15	15	—

Total Ordinary DTLs	$17	$17	$—

Capital:

Total DTL	$17	$17	$—

Net admitted DTAs/(DTLs)	$14	$13	$1

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The change in net deferred Federal income taxes is comprised of the following:

	2012	2011	Change
Adjusted gross deferred tax assets	$54	$43	$11
Total Deferred Tax Liabilities	17	17	—

Net deferred tax assets (liabilities)	$37	$26	11

Tax effect of unrealized capital losses			—

Change in net deferred federal income tax benefit			$11

Contingent Tax Liabilities:

As of December 31, 2012, the Company had $1 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ending December 31, 2012 and 2011, the Company recognized approximately $0 million and $1 million in interest and penalties. The Company has approximately $1 million and $1 million accrued for payment of interest and penalties at December 31, 2012 and December 31, 2011, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2009 through 2011.

Changes in the amount of contingent tax liabilities for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
	(In millions)
Beginning Balance	$4	$4
Reductions for tax positions of prior years for:
Lapses of applicable statute limitations	(4)	—

Ending Balance	$—	$4

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2012	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	10	35%
Net realized capital gains (losses) @ 35%	(30)	35%

Provision calculated at statutory rate	$(20)	35%
Dividends received deduction and other	(11)	20%
Other—Capital loss related to RIC liquidation	(1)	1%

Subtotal	(32)	56%
Contingent taxes	(4)	7%
Return to provision	(2)	4%
Foreign tax credit	(1)	2%

Total	$(39)	69%

Total current federal income tax expense	$(28)	49%
Change in net deferred federal income taxes benefit	(11)	20%

Total statutory income tax benefit	$(39)	69%

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

At December 31, 2012 and 2011, the Company did not have any unused operating loss carryforwards to offset against future taxable income.

At December 31, 2012, the Company had $2 million in unused net capital loss carryforwards which will expire in 2014.

At December 31, 2012 and 2011, the Company did not have any unused tax credit.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2012	$—	$1	$1
2011	—	1	1
2010	—	—	—

Total	$—	$2	$2

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $379 million and $369 million at December 31, 2012 and 2011, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company;

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into a new Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2012	2011
	(In millions)
Premiums and annuity considerations	$(55)	$(71)
Commissions and other expenses	8	14
Reserve adjustments on reinsurance ceded and other income	(32)	(5)

Total Revenues	(79)	(62)

Policyholder and contract benefits	(71)	(51)
Increase in aggregate reserves	9	(34)

Total expenses	(62)	(85)

Net (losses) gains on operations from reinsurance ceded	$(17)	$23

Net (losses) gains on operations from reinsurance ceded include ($26) million and $14 million from outside parties in 2012 and 2011, respectively.

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $134 million and $118 million in 2012 and 2011, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $12 million and $14 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2012 and 2011, respectively.

Investments:

At December 31, 2012 and 2011, respectively, approximate 28% and 32% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,829 million and $2,637 million as of December 31, 2012 and 2011, respectively.

During 2012, The Company received $8 million from the Guardian as an additional paid-in and contributed surplus. Subsequent to the receipt, these funds were transferred to PAS as a capital contribution.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. For the years ended December 31, 2012 and 2011, such fee income amounted to $4 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2012 and 2011, respectively.

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reimbursement Agreement:

Effective March 1, 2010, the Company entered into a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”), whose sole investment sub-adviser is GBG (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such a dividend or dividends. For the years ended December 31, 2012 and 2011, the dividends received by the Company from GBG amounted to $5 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $4 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective September 1, 2012, the Company (Borrower) entered into a revolving line of credit agreement with The Guardian (Lender) for $100 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2012, the amount of drawings on the line of credit amounted to $20 million and is included in “Other liabilities” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $0.2 million and $0.03 million in 2012, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $3 thousand is unpaid interest expense included in “Other Liabilities” in the Statutory Basis Balance Sheets.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2012, no intercompany receivable due to the Company is over 90 days past due.

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2012 and 2011, the Company’s separate accounts statement includes legally insulated assets of $10,100 million and $8,160 million, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate accounts liabilities of $333 million and $538 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $179 million, $141 million and $119 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The general account of the Company had paid $0.23 million, $0.02 million and $0.03 million towards separate accounts guarantees for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2012 and 2011 were as follows:

December 31, 2012	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,833	$1,833

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,814	$9,814
Market value/not subject to discretionary withdrawals	—	16	16

Total reserves for separate accounts	—	9,830	9,830

Charges for investment management administration and contract guarantees	—	38	38
Accrued expense allowances	—	230	230

Separate accounts liabilities	$—	$10,098	$10,098

December 31, 2011	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,539	$1,539

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$7,944	$7,944
Market value/not subject to discretionary withdrawals	—	16	16

Total reserves for separate accounts	—	7,960	7,960

Charges for investment management administration and contract guarantees	—	25	25
Accrued expense allowances	—	173	173

Separate accounts liabilities	$—	$8,158	$8,158

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2012	2011
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,833	1,539
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,182)	(1,392)

Net transfers (from) to separate accounts	651	147

Reconciling Adjustments:
Mortality and expense guarantees—variable	115	98
Administrative fees—variable annuity	59	37
Cost of insurance	19	21

Total adjustments	193	156

Net transfers to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$844	$303

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2012 and 2011 were as follows:

December 31, 2012	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$80	$—	$—	$80	1%
At book value less current surrender charge of 5% or more	111	—	—	111	1%
At fair value	—	7,235	2,118	9,353	84%

Total with adjustment or at market value	191	7,235	2,118	9,544	86%
At book value without adjustment (minimal or no charge or adjustment)	1,114	—	—	1,114	10%
Not subjected to discretionary withdrawal	397	16	—	413	4%

Total (gross)	1,702	7,251	2,118	11,071	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,702	$7,251	$2,118	$11,071	100%

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2011	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$75	$—	$—	$75	1%
At book value less current surrender charge of 5% or more	192	—	—	192	2%
At fair value	—	5,679	1,819	7,498	82%

Total with adjustment or at market value	267	5,679	1,819	7,765	85%
At book value without adjustment (minimal or no charge or adjustment)	1,077	—	—	1,077	12%
Not subjected to discretionary withdrawal	291	16	—	307	3%

Total (gross)	1,635	5,695	1,819	9,149	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,635	$5,695	$1,819	$9,149	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2012, the maximum amount of dividends the Company could pay in 2013 without prior approval from the state insurance regulatory authorities was $22 million.

The following reconciles the statutory net (loss) income of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2012	2011
	(In millions)
Statutory net (loss) income	$(29)	$—
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(7)	(1)
Change in deferred policy acquisition costs	108	137
Future policy benefits	(100)	(189)
Reinsurance	(8)	(6)
Deferred federal income tax benefit	12	24
Transfer to interest maintenance reserve	2	4
Amortization of interest maintenance reserve	(2)	—

Consolidated GAAP net loss	$(24)	$(31)

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2012	2011
	(In millions)
Statutory capital and surplus	$215	$254
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	464	476
Elimination of asset valuation reserve	14	14
Future policy benefits	(127)	(108)
Establishment of additional deferred federal income taxes	(27)	(75)
Unrealized gains on investments	94	88
Separate account allowances	(230)	(173)
Other liabilities	(65)	(54)

Consolidated GAAP stockholder’s equity	$338	$422

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 20, 2013, the issuance of the financial statements to be subsequent events requiring disclosure.

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform.

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2012

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2012	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$447,589
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	74,306,682
Bonds of affiliates	—
Preferred stocks (unaffiliated)	193,840
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	5,266,227
Mortgage loans	1,806
Real estate	—
Contract loans	6,757,504
Cash, cash equivalents and short-term investments	73,872
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	19,037

Total gross investment income	$87,066,557

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	2,000,000

Total mortgage loans	$2,000,000

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	16,066,408	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	3,439,055

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2012

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2012	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$347,759,476
Over 1 year through 5 years	929,883,638
Over 5 years through 10 years	354,952,472
Over 10 years through 20 years	43,439,883
Over 20 years	95,900,189

Total by Maturity	$1,771,935,658

Bonds by Class—Statement Value
Class 1	$954,084,725
Class 2	783,135,772
Class 3	29,190,840
Class 4	3,769,263
Class 5	1,754,908
Class 6	150

Total by Class	$1,771,935,658

Total Bonds Publicly Traded	1,595,234,800
Total Bonds Privately Placed	176,700,858
Preferred Stocks—Fair Value	2,500,000	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	3,506,615	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	12,544,058	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(500,660,190)	Schedule DB, Part B, Sec. 1
Cash on Deposit	(7,851,098)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	784,364,000
Credit Life	—
Group Life	30,868,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	24,316,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,253,650,000
Credit Life	—
Group Life	292,358,000

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2012

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2012	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	55,533,817
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	8,260,419,106

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	1,816,707,624

Accident and Health Insurance—Premiums In Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	436,106,809
Dividend Accumulations—Account Balance	—

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2012

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement

$1,973,351,158.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Park Avenue Securities	Other Invested Asset	$16,066,408	0.8%
b.	Time Warner Cable inc.	Bonds	$15,482,693	0.8%
c.	BP PLC	Bonds	$13,717,934	0.7%
d.	Goldman Sachs Group Inc.	Bonds	$11,541,980	0.6%
e.	Coca-Cola Co.	Bonds	$11,358,818	0.6%
f.	Credit Suisse Group	Bonds	$11,176,647	0.6%
g.	Astrazeneca	Bonds	$11,099,854	0.6%
h.	St. Paul Companies	Bonds	$10,936,188	0.6%
i.	JP Morgan Chase & Co.	Bonds	$10,889,764	0.6%
j.	Enterprise Products	Bonds	$10,846,312	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$954,084,725	48.3%	P/RP-1	$—	0.0%
NAIC-2	$783,135,772	39.7%	P/RP-2	$—	0.0%
NAIC-3	$29,190,840	1.5%	P/RP-3	$4,000,000	0.2%
NAIC-4	$3,769,263	0.2%	P/RP-4	$—	0.0%
NAIC-5	$1,754,908	0.1%	P/RP-5	$—	0.0%
NAIC-6	$150	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$187,605,683	9.5%
c. Foreign-currency-denominated investments	$67,560	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$184,379,997	9.3%
Countries rated NAIC-2	$3,225,686	0.2%
Countries rated NAIC-3 or below	$—	0.0%

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2012

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$62,645,092	3.2%
Country: France	$29,052,625	1.5%
Countries rated NAIC-2:
Country: Panama	$1,163,247	0.1%
Country: Trinidad & Tobago	$1,058,824	0.1%
Countries rated NAIC-3 or below

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$67,560	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$67,560	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$67,560	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	BP Capital Markets PLC	1FE	$13,717,934	0.7%
2.	Astrazeneca	1FE	$11,099,854	0.6%
3.	Electricite De France	1FE	$9,983,132	0.5%
4.	Arcelormittal	3FE	$9,783,329	0.5%
5.	Covidien Ltd.	1FE	$8,053,460	0.4%
6.	Woodside Finance Ltd.	2FE	$6,998,135	0.4%
7.	Vodafone Group PLC	1FE	$6,977,086	0.4%
8.	France Telecom	1FE	$6,171,262	0.3%
9.	Diageo PLC	1FE	$6,065,598	0.3%
10.	Wea Finance	1FE	$5,609,780	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes  {  }     No  {X}

Total admitted assets held in Canada investments.	$56,588,684	2.9%

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2012

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

17.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$10,000,000	0.5%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2012

20.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

21.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$40,689,105	2.1%	$31,689,500	$54,813,330	$48,012,800
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2012

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$15,835,334	0.83%	$15,835,334	0.83%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	11,727,885	0.62%	11,727,885	0.62%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	11,444,167	0.60%	11,444,167	0.60%
Revenue and assessment obligations	17,119,356	0.90%	17,119,356	0.90%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	15,812	0.00%	15,812	0.00%
Issued or guaranteed by FNMA and FHLMC	249,213	0.01%	249,213	0.01%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	77,208	0.00%	77,208	0.00%
All other	30,248,957	1.59%	30,248,957	1.59%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,399,948,610	73.60%	1,399,948,610	73.60%
Unaffiliated non-U.S. securities (including Canada)	244,126,807	12.84%	244,126,807	12.84%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2012

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	4,000,000	0.21%	4,000,000	0.21%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	67,560	0.00%	67,560	0.00%
Other equity securities:
Affiliated	3,439,054	0.18%	3,439,054	0.18%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	2,000,000	0.11%	2,000,000	0.11%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	112,201,129	5.90%	112,201,129	5.90%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	169,298	0.01%	169,298	0.01%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	33,291,213	1.75%	33,291,213	1.75%
Other Invested Assets	16,066,408	0.85%	16,066,408	0.85%

Total Invested Assets	$1,902,028,011	100.00%	$1,902,028,011	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-78

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. which comprise the statutory basis balance sheets as of December 31, 2012 and 2011, and the related statutory basis statements of operations and of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note B and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note B.

B-79

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2012 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2012 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

March 20, 2013

B-80

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been included in Part B:

(1)	The Guardian Separate Account E:

Statement of Assets and Liabilities as of December 31, 2012

Statement of Operations for the Year Ended December 31, 2012

Statements of Changes in Net Assets for the Years Ended December 31, 2012 and 2011

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2012 and 2011

Statutory Basis Statements of Operations for the Years Ended December 31, 2012 and 2011

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2012 and 2011

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2012 and 2011

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits Number	Description
	1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account E(1)
	2	Not Applicable
3

Underwriting and Distribution Contracts:

(a)    Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)

(b)    Form of Broker-Dealer Supervisory and Service Agreement(2)

	4	Specimen of Variable Annuity Contract, as amended(1) (a) Additional Payout Option — Variable Payments to Age 100(3) (b) Earnings Benefit Rider(3)
	5	Form of Application for Variable Annuity Contract(2)
	6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended(1) (b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)
	7	Not Applicable
	8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(2)
	9	Opinion and Consent of Counsel(1)
	10	Consent of PricewaterhouseCoopers LLP.(4)
	11	Not Applicable
	12	Not Applicable
	13	Schedule for Computation of Performance Quotations(2)
14

(a)    Power of Attorney executed by Michael B. Cefole(4)

(b)    Power of Attorney executed by Robert E. Broatch(4)

(c)    Power of Attorney executed by Donald P. Sullivan, Jr.(4)

(d)    Power of Attorney executed by Michael Slipowitz(4)

(1)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

(3)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on August 27, 2001.

(4)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Michael B. Cefole	Director & President
Robert E. Broatch	Director
Donald P. Sullivan, Jr.	Director
Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Tracy L. Rich	Executive Vice President, General Counsel and Corporate Secretary
Richard T. Potter, Jr.	Senior Vice President & Counsel
Barry I. Belfer	Senior Vice President & Treasurer
Kimberly A. Flemm	Vice President, Retirement Services & Operations
Jason S. Frain	Vice President, 401(k) Product Management
John H. Walter	Vice President & Director of Finance
Bruce P. Chapin	Vice President, Corporate Tax
Gordon Bailey	Vice President & Chief Financial Officer
Douglas Dubitsky	Vice President, Product Management
James J. Consolati	Vice President, Retirement Services
Elizabeth Rogalin	Vice President & Chief Actuary, Retirement Solutions
Robert J. Varga	Vice President, National Accounts
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Howard G. Most	Managing Director
Robert A. Reale	Managing Director
Kevin Booth	Managing Director
Atanas H. Goranov	Managing Director & Derivatives Risk Officer
Leslie A. Barbi	Managing Director, Fixed Income Investments
Brian E. Keating	Managing Director, Private Placements
Linda Senker	Chief Compliance Officer

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 28, 2013. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	87.54%
RS Investments (Hong Kong) Limited	HK	100% (indirectly owned)
RS Investments (UK) Limited	England	100% (indirectly owned)
RS Funds Distributor LLC	Delaware	100% (indirectly owned)
RS Invesment Management (Singapore) Pte Ltd.	Singapore	100% (indirectly owned)
RS Fund General Partner, LLC	Delaware	100% (indirectly owned)
RS Invesment Management, LP	California	99.9% (indirectly owned)
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Managed Dental Care	California	100%
eMoney Advisor Holdings, LLC	Delaware	65%
eMoney Advisor, LLC	Delaware	65% (indirectly owned)
First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Managed DentalGuard, Inc.	Ohio	100%
Reed Group, Ltd.	Colorado	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian CapCo, LLC	Delaware	100%
Lowe Capital Partners, LLC	Delaware	80%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Hanover Goodyear LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
Guardian LCP Hospitality LLC	Delaware	100%
Guardian LCP Hospitality I LLC	Delaware	100%
Guardian LCP Hospitality Finance LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition LLC	Delaware	100%
Hanover Acquisition II LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Guardian Ledges LLC	Delaware	100%
Guardian Shores, LLC	Delaware	100%
Guardian Wakefield LLC	Delaware	100%
Guardian Distributors, LLC	Delaware	100%
Guardian Bently LLC	Delaware	100%
Guardian Blossom Hill, LLC	Delaware	100%
Guardian/KW Blossom Hill, LLC	Delaware	85%
Guardian LIHTC 1 LLC	Delaware	100%
Guardian Juanita Village, LLC	Delaware	100%
RS High Yield Fund	Massachusetts	47.37%
RS High Yield Bond VIP Series	Massachusetts	27.28%
RS Capital Appreciation Fund	Massachusetts	15.77%
RS Global Growth Fund	Massachusetts	87.56%
RS Greater China Fund	Massachusetts	96.72%
RS Strategic Income Fund	Massachusetts	47.56%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of February 28, 2013:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of February 28, 2013
Non-Qualified	3,623
Qualified	11,431

Total	15,054

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of the RS Variable Products Trust. The aforementioned variable products trust is registered with the SEC as a series of open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Michael Cefole	Manager & Chairman
Robert E. Broatch	Manager
D. Scott Dolfi	Manager
Tracy L. Rich	Executive Vice President, General Counsel & Corporate Secretary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Donald P. Sullivan, Jr.	President
Barry I. Belfer	Senior Vice President & Treasurer
Philip Eichinger	Senior Vice President & National Sales Manager of Mutual Funds
Richard T. Potter, Jr.	Senior Vice President & Counsel
John H. Walter	Senior Vice President, Controller
Bruce P. Chapin	Vice President, Corporate Tax
James J. Consolati	Vice President, Retirement Services
Philip Edelstein	Vice President, National Sales Manager
Gregg Forger	Vice President, Internal Sales
Colin Lake	Vice President, National Sales Manager
James Lake	Vice President, National Sales Manager
Dale W. Magner	Vice President, Retirement Product Sales
Kurt J. Shallow	Vice President, Risk Products Distribution
Andrew M. Shainberg	Vice President & Chief Compliance Officer, Broker Dealer
James Tracy	Vice President, Investment Research Group
Robert J. Varga	Vice President, National Accounts
Michael J. Bessel	Managing Director & Chief Compliance Officer, Investment
Bryan S. Tutor	Senior Vice President, Finance
Leslie A. Barbi	Managing Director
Kevin Booth	Managing Director
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Atanas H. Goranov	Managing Director
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Brian E. Keating	Managing Director
Howard G. Most	Managing Director
John B. Murphy	Managing Director
Robert A. Reale	Managing Director

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2013.

The Guardian Separate Account E (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr. Senior Vice President and Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Michael B. Cefole* Michael B. Cefole (Principal Executive Officer)	President and Director

/s/ Gordon Bailey Gordon Bailey (Principal Financial Officer)	Vice President & Chief Financial Officer

/s/ Robert E. Broatch* Robert E. Broatch	Director

/s/ Michael Slipowitz* Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary

/s/ Donald P. Sullivan, Jr.* Donald P. Sullivan, Jr.	Director

By	/s/ Richard T. Potter, Jr.	Date: April 26, 2013
Richard T. Potter, Jr. Senior Vice President and Counsel

*	Pursuant to a Power of Attorney filed herewith.

Exhibit Index

Number	Description

10	Consent of PricewaterhouseCoopers LLP

14(a)	Power of Attorney executed by Michael B. Cefole

14(b)	Power of Attorney executed by Robert E. Broatch

14(c)	Power of Attorney executed by Donald P. Sullivan, Jr.

14(d)	Power of Attorney executed by Michael Slipowitz